Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO Equity Series
Entity Central Index Key	0001479360
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000106728
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Class A
Trading Symbol	PQIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$136	1.27%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns during the reporting period.

  Exposure to the cash interest rate in the U.S. contributed to performance, as the currency outperformed the relevant yield differentials during the reporting period.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns during the reporting period.

  Long exposure to agency mortgage-backed securities, particularly 30-year fixed rate securities, detracted from performance, as U.S. 30-year Treasury yields rose during the reporting period.

  Long exposure to Taiwanese equities detracted from performance, as Taiwanese equities had negative returns during the reporting period.

  U.K. duration and curve positioning, particularly long exposure to the 12-year and 15-year portions of the curve over most of the reporting period, detracted from performance, as these interest rates rose during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/15	$9,447	$10,000	$10,000	$10,000
7/31/15	$9,402	$10,070	$10,068	$10,066
8/31/15	$8,728	$10,055	$9,732	$9,409
9/30/15	$8,355	$10,123	$9,619	$9,127
10/31/15	$8,854	$10,125	$9,984	$9,818
11/30/15	$8,701	$10,098	$9,885	$9,650
12/31/15	$8,363	$10,065	$9,793	$9,500
1/31/16	$8,014	$10,204	$9,680	$9,151
2/29/16	$7,985	$10,276	$9,739	$9,198
3/31/16	$8,422	$10,371	$10,129	$9,850
4/30/16	$8,591	$10,410	$10,248	$10,043
5/31/16	$8,641	$10,413	$10,221	$9,988
6/30/16	$8,561	$10,600	$10,379	$10,118
7/31/16	$8,793	$10,667	$10,552	$10,390
8/31/16	$8,810	$10,655	$10,540	$10,379
9/30/16	$8,879	$10,649	$10,582	$10,468
10/31/16	$8,810	$10,567	$10,408	$10,203
11/30/16	$8,957	$10,317	$10,272	$10,178
12/31/16	$9,163	$10,332	$10,419	$10,455
1/31/17	$9,303	$10,352	$10,514	$10,624
2/28/17	$9,372	$10,422	$10,707	$10,943
3/31/17	$9,483	$10,416	$10,774	$11,086
4/30/17	$9,509	$10,497	$10,857	$11,172
5/31/17	$9,658	$10,577	$11,042	$11,466
6/30/17	$9,720	$10,567	$11,032	$11,458
7/31/17	$9,948	$10,612	$11,165	$11,685
8/31/17	$9,921	$10,707	$11,246	$11,750
9/30/17	$10,191	$10,656	$11,331	$11,982
10/31/17	$10,315	$10,663	$11,376	$12,072
11/30/17	$10,438	$10,649	$11,465	$12,275
12/31/17	$10,605	$10,698	$11,562	$12,427
1/31/18	$11,025	$10,575	$11,754	$12,982
2/28/18	$10,578	$10,474	$11,424	$12,376
3/31/18	$10,494	$10,542	$11,368	$12,169
4/30/18	$10,610	$10,463	$11,341	$12,209
5/31/18	$10,432	$10,538	$11,299	$12,031
6/30/18	$10,361	$10,525	$11,272	$11,988
7/31/18	$10,648	$10,527	$11,495	$12,459
8/31/18	$10,550	$10,595	$11,530	$12,455
9/30/18	$10,653	$10,527	$11,564	$12,609
10/31/18	$10,128	$10,444	$11,237	$11,996
11/30/18	$10,209	$10,506	$11,400	$12,273
12/31/18	$9,646	$10,699	$11,166	$11,543
1/31/19	$10,210	$10,813	$11,566	$12,246
2/28/19	$10,348	$10,806	$11,713	$12,566
3/31/19	$10,345	$11,014	$11,878	$12,678
4/30/19	$10,529	$11,017	$11,987	$12,907
5/31/19	$10,039	$11,212	$11,806	$12,289
6/30/19	$10,528	$11,353	$12,264	$13,087
7/31/19	$10,416	$11,378	$12,226	$12,978
8/31/19	$10,135	$11,673	$12,279	$12,754
9/30/19	$10,547	$11,611	$12,457	$13,192
10/31/19	$10,734	$11,646	$12,667	$13,598
11/30/19	$10,866	$11,640	$12,745	$13,772
12/31/19	$11,105	$11,632	$12,985	$14,300
1/31/20	$10,770	$11,855	$12,905	$13,849
2/29/20	$9,986	$12,069	$12,477	$12,681
3/31/20	$8,350	$11,998	$11,674	$11,124
4/30/20	$8,857	$12,211	$12,243	$12,010
5/31/20	$9,135	$12,268	$12,357	$12,177
6/30/20	$9,294	$12,345	$12,468	$12,320
7/31/20	$9,342	$12,530	$12,778	$12,748
8/31/20	$9,697	$12,428	$12,900	$13,093
9/30/20	$9,392	$12,422	$12,742	$12,781
10/31/20	$9,209	$12,366	$12,527	$12,406
11/30/20	$10,509	$12,488	$13,361	$13,937
12/31/20	$10,916	$12,505	$13,663	$14,547
1/31/21	$11,093	$12,415	$13,565	$14,444
2/28/21	$11,711	$12,236	$13,572	$14,667
3/31/21	$12,177	$12,083	$13,837	$15,422
4/30/21	$12,324	$12,178	$14,043	$15,759
5/31/21	$12,679	$12,218	$14,251	$16,171
6/30/21	$12,630	$12,304	$14,232	$16,019
7/31/21	$12,501	$12,442	$14,339	$16,081
8/31/21	$12,560	$12,418	$14,420	$16,293
9/30/21	$12,444	$12,310	$14,058	$15,615
10/31/21	$12,554	$12,307	$14,199	$15,932
11/30/21	$12,394	$12,343	$14,023	$15,491
12/31/21	$12,890	$12,312	$14,518	$16,625
1/31/22	$12,798	$12,047	$14,323	$16,536
2/28/22	$12,605	$11,912	$14,122	$16,257
3/31/22	$12,670	$11,581	$14,003	$16,435
4/30/22	$12,231	$11,142	$13,467	$15,800
5/31/22	$12,405	$11,214	$13,594	$15,996
6/30/22	$11,599	$11,038	$13,010	$14,873
7/31/22	$11,958	$11,307	$13,313	$15,202
8/31/22	$11,651	$10,988	$12,879	$14,639
9/30/22	$10,984	$10,513	$12,102	$13,505
10/31/22	$11,428	$10,377	$12,423	$14,397
11/30/22	$12,152	$10,759	$13,176	$15,612
12/31/22	$12,051	$10,710	$13,047	$15,379
1/31/23	$12,501	$11,040	$13,449	$15,852
2/28/23	$12,126	$10,754	$13,053	$15,328
3/31/23	$12,298	$11,027	$13,358	$15,656
4/30/23	$12,417	$11,094	$13,542	$15,992
5/31/23	$12,147	$10,973	$13,151	$15,243
6/30/23	$12,582	$10,934	$13,432	$15,948
7/31/23	$12,865	$10,927	$13,683	$16,555
8/31/23	$12,669	$10,857	$13,462	$16,127
9/30/23	$12,401	$10,581	$13,118	$15,713
10/31/23	$12,192	$10,414	$12,767	$15,121
11/30/23	$12,929	$10,886	$13,472	$16,105
12/31/23	$13,467	$11,302	$14,026	$16,812
1/31/24	$13,501	$11,271	$14,019	$16,842
2/29/24	$13,624	$11,112	$13,989	$17,008
3/31/24	$14,030	$11,215	$14,322	$17,653
4/30/24	$13,656	$10,931	$13,948	$17,183
5/31/24	$14,087	$11,117	$14,246	$17,627
6/30/24	$14,099	$11,222	$14,257	$17,488
7/31/24	$14,511	$11,484	$14,725	$18,226
8/31/24	$14,866	$11,649	$15,073	$18,828
9/30/24	$15,083	$11,805	$15,315	$19,179
10/31/24	$14,783	$11,512	$14,901	$18,617
11/30/24	$15,036	$11,634	$15,061	$18,822
12/31/24	$14,680	$11,444	$14,629	$18,050
1/31/25	$14,974	$11,504	$14,880	$18,572
2/28/25	$15,386	$11,757	$15,244	$19,073
3/31/25	$15,474	$11,762	$15,264	$19,116
4/30/25	$15,498	$11,808	$15,252	$19,012
5/31/25	$15,748	$11,723	$15,377	$19,459
6/30/25	$16,140	$11,904	$15,655	$19,864

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.47%	11.67%	5.50%
Class A (including sales charge)	8.15%	10.42%	4.90%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	9.81%	4.66%	4.58%
MSCI ACWI High Dividend Yield Net USD	13.58%	10.02%	7.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 197,166,000
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 795,000
InvestmentCompanyPortfolioTurnover	436.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,166
# of Portfolio Holdings	1,206
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$795
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	45.9%
U.S. Government Agencies	28.0%
Asset-Backed Securities	14.1%
Non-Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	10.5%
Corporate Bonds & Notes	5.4%
Real Estate Investment Trusts	5.0%
Sovereign Issues	3.5%
Loan Participations and Assignments	0.6%
Preferred Stocks	0.4%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	2.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000106729
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Class C
Trading Symbol	PQICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	2.02%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns during the reporting period.

  Exposure to the cash interest rate in the U.S. contributed to performance, as the currency outperformed the relevant yield differentials during the reporting period.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns during the reporting period.

  Long exposure to agency mortgage-backed securities, particularly 30-year fixed rate securities, detracted from performance, as U.S. 30-year Treasury yields rose during the reporting period.

  Long exposure to Taiwanese equities detracted from performance, as Taiwanese equities had negative returns during the reporting period.

  U.K. duration and curve positioning, particularly long exposure to the 12-year and 15-year portions of the curve over most of the reporting period, detracted from performance, as these interest rates rose during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/15	$10,000	$10,000	$10,000	$10,000
7/31/15	$9,946	$10,070	$10,068	$10,066
8/31/15	$9,226	$10,055	$9,732	$9,409
9/30/15	$8,824	$10,123	$9,619	$9,127
10/31/15	$9,346	$10,125	$9,984	$9,818
11/30/15	$9,187	$10,098	$9,885	$9,650
12/31/15	$8,815	$10,065	$9,793	$9,500
1/31/16	$8,440	$10,204	$9,680	$9,151
2/29/16	$8,405	$10,276	$9,739	$9,198
3/31/16	$8,860	$10,371	$10,129	$9,850
4/30/16	$9,041	$10,410	$10,248	$10,043
5/31/16	$9,080	$10,413	$10,221	$9,988
6/30/16	$8,993	$10,600	$10,379	$10,118
7/31/16	$9,228	$10,667	$10,552	$10,390
8/31/16	$9,247	$10,655	$10,540	$10,379
9/30/16	$9,310	$10,649	$10,582	$10,468
10/31/16	$9,238	$10,567	$10,408	$10,203
11/30/16	$9,373	$10,317	$10,272	$10,178
12/31/16	$9,589	$10,332	$10,419	$10,455
1/31/17	$9,735	$10,352	$10,514	$10,624
2/28/17	$9,799	$10,422	$10,707	$10,943
3/31/17	$9,909	$10,416	$10,774	$11,086
4/30/17	$9,927	$10,497	$10,857	$11,172
5/31/17	$10,074	$10,577	$11,042	$11,466
6/30/17	$10,135	$10,567	$11,032	$11,458
7/31/17	$10,364	$10,612	$11,165	$11,685
8/31/17	$10,327	$10,707	$11,246	$11,750
9/30/17	$10,602	$10,656	$11,331	$11,982
10/31/17	$10,722	$10,663	$11,376	$12,072
11/30/17	$10,851	$10,649	$11,465	$12,275
12/31/17	$11,012	$10,698	$11,562	$12,427
1/31/18	$11,449	$10,575	$11,754	$12,982
2/28/18	$10,975	$10,474	$11,424	$12,376
3/31/18	$10,882	$10,542	$11,368	$12,169
4/30/18	$10,993	$10,463	$11,341	$12,209
5/31/18	$10,798	$10,538	$11,299	$12,031
6/30/18	$10,715	$10,525	$11,272	$11,988
7/31/18	$11,014	$10,527	$11,495	$12,459
8/31/18	$10,902	$10,595	$11,530	$12,455
9/30/18	$11,002	$10,527	$11,564	$12,609
10/31/18	$10,458	$10,444	$11,237	$11,996
11/30/18	$10,533	$10,506	$11,400	$12,273
12/31/18	$9,943	$10,699	$11,166	$11,543
1/31/19	$10,516	$10,813	$11,566	$12,246
2/28/19	$10,660	$10,806	$11,713	$12,566
3/31/19	$10,641	$11,014	$11,878	$12,678
4/30/19	$10,832	$11,017	$11,987	$12,907
5/31/19	$10,316	$11,212	$11,806	$12,289
6/30/19	$10,808	$11,353	$12,264	$13,087
7/31/19	$10,693	$11,378	$12,226	$12,978
8/31/19	$10,397	$11,673	$12,279	$12,754
9/30/19	$10,812	$11,611	$12,457	$13,192
10/31/19	$10,995	$11,646	$12,667	$13,598
11/30/19	$11,129	$11,640	$12,745	$13,772
12/31/19	$11,367	$11,632	$12,985	$14,300
1/31/20	$11,015	$11,855	$12,905	$13,849
2/29/20	$10,205	$12,069	$12,477	$12,681
3/31/20	$8,525	$11,998	$11,674	$11,124
4/30/20	$9,033	$12,211	$12,243	$12,010
5/31/20	$9,316	$12,268	$12,357	$12,177
6/30/20	$9,472	$12,345	$12,468	$12,320
7/31/20	$9,521	$12,530	$12,778	$12,748
8/31/20	$9,863	$12,428	$12,900	$13,093
9/30/20	$9,556	$12,422	$12,742	$12,781
10/31/20	$9,361	$12,366	$12,527	$12,406
11/30/20	$10,682	$12,488	$13,361	$13,937
12/31/20	$11,082	$12,505	$13,663	$14,547
1/31/21	$11,261	$12,415	$13,565	$14,444
2/28/21	$11,879	$12,236	$13,572	$14,667
3/31/21	$12,337	$12,083	$13,837	$15,422
4/30/21	$12,477	$12,178	$14,043	$15,759
5/31/21	$12,836	$12,218	$14,251	$16,171
6/30/21	$12,771	$12,304	$14,232	$16,019
7/31/21	$12,630	$12,442	$14,339	$16,081
8/31/21	$12,680	$12,418	$14,420	$16,293
9/30/21	$12,566	$12,310	$14,058	$15,615
10/31/21	$12,667	$12,307	$14,199	$15,932
11/30/21	$12,495	$12,343	$14,023	$15,491
12/31/21	$12,987	$12,312	$14,518	$16,625
1/31/22	$12,894	$12,047	$14,323	$16,536
2/28/22	$12,689	$11,912	$14,122	$16,257
3/31/22	$12,741	$11,581	$14,003	$16,435
4/30/22	$12,299	$11,142	$13,467	$15,800
5/31/22	$12,464	$11,214	$13,594	$15,996
6/30/22	$11,651	$11,038	$13,010	$14,873
7/31/22	$12,001	$11,307	$13,313	$15,202
8/31/22	$11,672	$10,988	$12,879	$14,639
9/30/22	$11,008	$10,513	$12,102	$13,505
10/31/22	$11,444	$10,377	$12,423	$14,397
11/30/22	$12,160	$10,759	$13,176	$15,612
12/31/22	$12,052	$10,710	$13,047	$15,379
1/31/23	$12,493	$11,040	$13,449	$15,852
2/28/23	$12,117	$10,754	$13,053	$15,328
3/31/23	$12,282	$11,027	$13,358	$15,656
4/30/23	$12,390	$11,094	$13,542	$15,992
5/31/23	$12,109	$10,973	$13,151	$15,243
6/30/23	$12,540	$10,934	$13,432	$15,948
7/31/23	$12,812	$10,927	$13,683	$16,555
8/31/23	$12,606	$10,857	$13,462	$16,127
9/30/23	$12,332	$10,581	$13,118	$15,713
10/31/23	$12,112	$10,414	$12,767	$15,121
11/30/23	$12,836	$10,886	$13,472	$16,105
12/31/23	$13,375	$11,302	$14,026	$16,812
1/31/24	$13,397	$11,271	$14,019	$16,842
2/29/24	$13,509	$11,112	$13,989	$17,008
3/31/24	$13,900	$11,215	$14,322	$17,653
4/30/24	$13,518	$10,931	$13,948	$17,183
5/31/24	$13,933	$11,117	$14,246	$17,627
6/30/24	$13,939	$11,222	$14,257	$17,488
7/31/24	$14,347	$11,484	$14,725	$18,226
8/31/24	$14,687	$11,649	$15,073	$18,828
9/30/24	$14,879	$11,805	$15,315	$19,179
10/31/24	$14,583	$11,512	$14,901	$18,617
11/30/24	$14,822	$11,634	$15,061	$18,822
12/31/24	$14,460	$11,444	$14,629	$18,050
1/31/25	$14,751	$11,504	$14,880	$18,572
2/28/25	$15,145	$11,757	$15,244	$19,073
3/31/25	$15,219	$11,762	$15,264	$19,116
4/30/25	$15,231	$11,808	$15,252	$19,012
5/31/25	$15,465	$11,723	$15,377	$19,459
6/30/25	$15,846	$11,904	$15,655	$19,864

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	13.68%	10.84%	4.71%
Class C (including sales charge)	12.68%	10.84%	4.71%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	9.81%	4.66%	4.58%
MSCI ACWI High Dividend Yield Net USD	13.58%	10.02%	7.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 197,166,000
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 795,000
InvestmentCompanyPortfolioTurnover	436.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,166
# of Portfolio Holdings	1,206
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$795
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	45.9%
U.S. Government Agencies	28.0%
Asset-Backed Securities	14.1%
Non-Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	10.5%
Corporate Bonds & Notes	5.4%
Real Estate Investment Trusts	5.0%
Sovereign Issues	3.5%
Loan Participations and Assignments	0.6%
Preferred Stocks	0.4%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	2.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000106724
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	Institutional Class
Trading Symbol	PQIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.92%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns during the reporting period.

  Exposure to the cash interest rate in the U.S. contributed to performance, as the currency outperformed the relevant yield differentials during the reporting period.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns during the reporting period.

  Long exposure to agency mortgage-backed securities, particularly 30-year fixed rate securities, detracted from performance, as U.S. 30-year Treasury yields rose during the reporting period.

  Long exposure to Taiwanese equities detracted from performance, as Taiwanese equities had negative returns during the reporting period.

  U.K. duration and curve positioning, particularly long exposure to the 12-year and 15-year portions of the curve over most of the reporting period, detracted from performance, as these interest rates rose during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/15	$995,563	$1,006,951	$1,006,756	$1,006,560
8/31/15	$924,555	$1,005,505	$973,220	$940,946
9/30/15	$885,357	$1,012,307	$961,886	$912,666
10/31/15	$938,492	$1,012,475	$998,417	$981,834
11/30/15	$923,313	$1,009,800	$988,542	$965,008
12/31/15	$886,717	$1,006,537	$979,282	$950,046
1/31/16	$850,232	$1,020,388	$967,982	$915,050
2/29/16	$847,442	$1,027,626	$973,918	$919,779
3/31/16	$894,003	$1,037,055	$1,012,903	$984,979
4/30/16	$912,210	$1,041,035	$1,024,786	$1,004,307
5/31/16	$917,835	$1,041,302	$1,022,103	$998,791
6/30/16	$909,432	$1,060,012	$1,037,940	$1,011,797
7/31/16	$935,050	$1,066,714	$1,055,160	$1,038,972
8/31/16	$937,794	$1,065,494	$1,054,028	$1,037,929
9/30/16	$945,114	$1,064,870	$1,058,216	$1,046,788
10/31/16	$937,794	$1,056,725	$1,040,767	$1,020,275
11/30/16	$953,348	$1,031,729	$1,027,191	$1,017,787
12/31/16	$975,165	$1,033,185	$1,041,903	$1,045,508
1/31/17	$990,923	$1,035,212	$1,051,350	$1,062,415
2/28/17	$998,339	$1,042,169	$1,070,681	$1,094,344
3/31/17	$1,010,781	$1,041,623	$1,077,362	$1,108,577
4/30/17	$1,013,573	$1,049,661	$1,085,718	$1,117,216
5/31/17	$1,030,326	$1,057,741	$1,104,155	$1,146,564
6/30/17	$1,036,875	$1,056,676	$1,103,235	$1,145,802
7/31/17	$1,061,184	$1,061,223	$1,116,522	$1,168,470
8/31/17	$1,058,379	$1,070,742	$1,124,623	$1,174,951
9/30/17	$1,087,874	$1,065,642	$1,133,078	$1,198,211
10/31/17	$1,101,049	$1,066,260	$1,137,634	$1,207,152
11/30/17	$1,115,165	$1,064,891	$1,146,489	$1,227,496
12/31/17	$1,133,147	$1,069,778	$1,156,225	$1,242,710
1/31/18	$1,178,931	$1,057,458	$1,175,376	$1,298,189
2/28/18	$1,131,239	$1,047,434	$1,142,360	$1,237,560
3/31/18	$1,122,201	$1,054,151	$1,136,830	$1,216,945
4/30/18	$1,135,561	$1,046,311	$1,134,138	$1,220,932
5/31/18	$1,116,476	$1,053,778	$1,129,880	$1,203,055
6/30/18	$1,108,268	$1,052,482	$1,127,177	$1,198,777
7/31/18	$1,139,960	$1,052,732	$1,149,455	$1,245,878
8/31/18	$1,130,356	$1,059,506	$1,152,973	$1,245,486
9/30/18	$1,142,141	$1,052,683	$1,156,412	$1,260,938
10/31/18	$1,085,034	$1,044,365	$1,123,736	$1,199,641
11/30/18	$1,094,713	$1,050,599	$1,140,038	$1,227,289
12/31/18	$1,033,612	$1,069,900	$1,116,592	$1,154,260
1/31/19	$1,094,936	$1,081,262	$1,156,565	$1,224,644
2/28/19	$1,110,761	$1,080,635	$1,171,330	$1,256,622
3/31/19	$1,110,551	$1,101,385	$1,187,806	$1,267,845
4/30/19	$1,130,347	$1,101,667	$1,198,661	$1,290,693
5/31/19	$1,077,888	$1,121,224	$1,180,598	$1,228,880
6/30/19	$1,131,074	$1,135,304	$1,226,369	$1,308,737
7/31/19	$1,120,034	$1,137,801	$1,222,612	$1,297,838
8/31/19	$1,088,922	$1,167,284	$1,227,876	$1,275,382
9/30/19	$1,133,796	$1,161,067	$1,245,704	$1,319,209
10/31/19	$1,154,979	$1,164,564	$1,266,740	$1,359,791
11/30/19	$1,169,102	$1,163,971	$1,274,513	$1,377,174
12/31/19	$1,195,094	$1,163,160	$1,298,511	$1,429,995
1/31/20	$1,160,096	$1,185,544	$1,290,545	$1,384,930
2/29/20	$1,075,688	$1,206,882	$1,247,728	$1,268,105
3/31/20	$899,158	$1,199,780	$1,167,435	$1,112,361
4/30/20	$953,809	$1,221,108	$1,224,345	$1,201,037
5/31/20	$984,743	$1,226,793	$1,235,699	$1,217,722
6/30/20	$1,002,337	$1,234,521	$1,246,843	$1,232,011
7/31/20	$1,007,498	$1,252,961	$1,277,812	$1,274,812
8/31/20	$1,045,693	$1,242,847	$1,289,953	$1,309,329
9/30/20	$1,013,483	$1,242,166	$1,274,227	$1,278,120
10/31/20	$993,774	$1,236,619	$1,252,692	$1,240,627
11/30/20	$1,134,852	$1,248,753	$1,336,144	$1,393,750
12/31/20	$1,178,906	$1,250,474	$1,366,301	$1,454,745
1/31/21	$1,197,972	$1,241,508	$1,356,549	$1,444,409
2/28/21	$1,265,762	$1,223,580	$1,357,202	$1,466,654
3/31/21	$1,315,733	$1,208,302	$1,383,703	$1,542,248
4/30/21	$1,332,737	$1,217,847	$1,404,288	$1,575,950
5/31/21	$1,370,998	$1,221,826	$1,425,086	$1,617,053
6/30/21	$1,365,869	$1,230,411	$1,423,230	$1,601,907
7/31/21	$1,352,984	$1,244,168	$1,433,918	$1,608,052
8/31/21	$1,359,427	$1,241,799	$1,442,021	$1,629,291
9/30/21	$1,347,714	$1,231,048	$1,405,783	$1,561,513
10/31/21	$1,359,602	$1,230,708	$1,419,856	$1,593,209
11/30/21	$1,342,310	$1,234,349	$1,402,324	$1,549,147
12/31/21	$1,397,195	$1,231,191	$1,451,814	$1,662,451
1/31/22	$1,387,270	$1,204,666	$1,432,318	$1,653,619
2/28/22	$1,367,420	$1,191,226	$1,412,238	$1,625,703
3/31/22	$1,374,093	$1,158,132	$1,400,342	$1,643,484
4/30/22	$1,326,634	$1,114,183	$1,346,722	$1,579,989
5/31/22	$1,346,501	$1,121,367	$1,359,430	$1,599,623
6/30/22	$1,259,923	$1,103,775	$1,301,036	$1,487,293
7/31/22	$1,298,775	$1,130,745	$1,331,344	$1,520,246
8/31/22	$1,264,363	$1,098,794	$1,287,873	$1,463,920
9/30/22	$1,192,789	$1,051,319	$1,210,174	$1,350,534
10/31/22	$1,242,114	$1,037,702	$1,242,306	$1,439,745
11/30/22	$1,321,708	$1,075,864	$1,317,567	$1,561,241
12/31/22	$1,309,907	$1,071,012	$1,304,734	$1,537,870
1/31/23	$1,359,975	$1,103,960	$1,344,873	$1,585,179
2/28/23	$1,319,222	$1,075,417	$1,305,280	$1,532,829
3/31/23	$1,338,952	$1,102,735	$1,335,820	$1,565,624
4/30/23	$1,351,871	$1,109,418	$1,354,178	$1,599,163
5/31/23	$1,322,508	$1,097,338	$1,315,098	$1,524,278
6/30/23	$1,370,870	$1,093,425	$1,343,169	$1,594,789
7/31/23	$1,401,676	$1,092,662	$1,368,278	$1,655,521
8/31/23	$1,380,349	$1,085,683	$1,346,202	$1,612,674
9/30/23	$1,351,979	$1,058,094	$1,311,818	$1,571,279
10/31/23	$1,329,247	$1,041,396	$1,276,746	$1,512,057
11/30/23	$1,409,408	$1,088,557	$1,347,234	$1,610,542
12/31/23	$1,469,458	$1,130,226	$1,402,588	$1,681,236
1/31/24	$1,473,119	$1,127,122	$1,401,886	$1,684,171
2/29/24	$1,487,765	$1,111,198	$1,398,903	$1,700,797
3/31/24	$1,531,852	$1,121,459	$1,432,159	$1,765,258
4/30/24	$1,491,150	$1,093,132	$1,394,754	$1,718,320
5/31/24	$1,539,252	$1,111,664	$1,424,578	$1,762,674
6/30/24	$1,540,644	$1,122,189	$1,425,721	$1,748,810
7/31/24	$1,586,801	$1,148,400	$1,472,460	$1,822,622
8/31/24	$1,626,721	$1,164,902	$1,507,335	$1,882,774
9/30/24	$1,650,257	$1,180,499	$1,531,483	$1,917,888
10/31/24	$1,617,529	$1,151,224	$1,490,064	$1,861,710
11/30/24	$1,646,481	$1,163,396	$1,506,142	$1,882,206
12/31/24	$1,607,999	$1,144,356	$1,462,936	$1,805,019
1/31/25	$1,641,419	$1,150,427	$1,487,973	$1,857,228
2/28/25	$1,686,407	$1,175,739	$1,524,416	$1,907,340
3/31/25	$1,695,986	$1,176,181	$1,526,418	$1,911,627
4/30/25	$1,698,583	$1,180,804	$1,525,243	$1,901,176
5/31/25	$1,727,152	$1,172,349	$1,537,743	$1,945,946
6/30/25	$1,770,210	$1,190,376	$1,565,536	$1,986,369

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.90%	12.05%	5.88%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	9.81%	4.66%	4.58%
MSCI ACWI High Dividend Yield Net USD	13.58%	10.02%	7.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 197,166,000
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 795,000
InvestmentCompanyPortfolioTurnover	436.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,166
# of Portfolio Holdings	1,206
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$795
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	45.9%
U.S. Government Agencies	28.0%
Asset-Backed Securities	14.1%
Non-Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	10.5%
Corporate Bonds & Notes	5.4%
Real Estate Investment Trusts	5.0%
Sovereign Issues	3.5%
Loan Participations and Assignments	0.6%
Preferred Stocks	0.4%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	2.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000106725
Shareholder Report [Line Items]
Fund Name	PIMCO Dividend and Income Fund
Class Name	I-2
Trading Symbol	PQIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Dividend and Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$110	1.02%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. equities contributed to performance, as U.S. equities had positive returns during the reporting period.

  Exposure to the cash interest rate in the U.S. contributed to performance, as the currency outperformed the relevant yield differentials during the reporting period.

  Long exposure to eurozone equities contributed to performance, as eurozone equities had positive returns during the reporting period.

  Long exposure to agency mortgage-backed securities, particularly 30-year fixed rate securities, detracted from performance, as U.S. 30-year Treasury yields rose during the reporting period.

  Long exposure to Taiwanese equities detracted from performance, as Taiwanese equities had negative returns during the reporting period.

  U.K. duration and curve positioning, particularly long exposure to the 12-year and 15-year portions of the curve over most of the reporting period, detracted from performance, as these interest rates rose during the reporting period.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	MSCI ACWI High Dividend Yield Net USD
6/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/15	$995,478	$1,006,951	$1,006,756	$1,006,560
8/31/15	$924,451	$1,005,505	$973,220	$940,946
9/30/15	$885,206	$1,012,307	$961,886	$912,666
10/31/15	$938,207	$1,012,475	$998,417	$981,834
11/30/15	$922,157	$1,009,800	$988,542	$965,008
12/31/15	$885,763	$1,006,537	$979,282	$950,046
1/31/16	$848,892	$1,020,388	$967,982	$915,050
2/29/16	$846,925	$1,027,626	$973,918	$919,779
3/31/16	$893,361	$1,037,055	$1,012,903	$984,979
4/30/16	$911,460	$1,041,035	$1,024,786	$1,004,307
5/31/16	$916,101	$1,041,302	$1,022,103	$998,791
6/30/16	$909,482	$1,060,012	$1,037,940	$1,011,797
7/31/16	$935,050	$1,066,714	$1,055,160	$1,038,972
8/31/16	$936,876	$1,065,494	$1,054,028	$1,037,929
9/30/16	$944,181	$1,064,870	$1,058,216	$1,046,788
10/31/16	$937,789	$1,056,725	$1,040,767	$1,020,275
11/30/16	$952,399	$1,031,729	$1,027,191	$1,017,787
12/31/16	$974,404	$1,033,185	$1,041,903	$1,045,508
1/31/17	$990,120	$1,035,212	$1,051,350	$1,062,415
2/28/17	$997,516	$1,042,169	$1,070,681	$1,094,344
3/31/17	$1,009,732	$1,041,623	$1,077,362	$1,108,577
4/30/17	$1,012,516	$1,049,661	$1,085,718	$1,117,216
5/31/17	$1,029,221	$1,057,741	$1,104,155	$1,146,564
6/30/17	$1,035,557	$1,056,676	$1,103,235	$1,145,802
7/31/17	$1,059,792	$1,061,223	$1,116,522	$1,168,470
8/31/17	$1,056,996	$1,070,742	$1,124,623	$1,174,951
9/30/17	$1,086,214	$1,065,642	$1,133,078	$1,198,211
10/31/17	$1,099,346	$1,066,260	$1,137,634	$1,207,152
11/30/17	$1,113,416	$1,064,891	$1,146,489	$1,227,496
12/31/17	$1,131,044	$1,069,778	$1,156,225	$1,242,710
1/31/18	$1,176,666	$1,057,458	$1,175,376	$1,298,189
2/28/18	$1,129,143	$1,047,434	$1,142,360	$1,237,560
3/31/18	$1,120,155	$1,054,151	$1,136,830	$1,216,945
4/30/18	$1,132,516	$1,046,311	$1,134,138	$1,220,932
5/31/18	$1,113,498	$1,053,778	$1,129,880	$1,203,055
6/30/18	$1,106,004	$1,052,482	$1,127,177	$1,198,777
7/31/18	$1,137,577	$1,052,732	$1,149,455	$1,245,878
8/31/18	$1,127,052	$1,059,506	$1,152,973	$1,245,486
9/30/18	$1,138,568	$1,052,683	$1,156,412	$1,260,938
10/31/18	$1,082,652	$1,044,365	$1,123,736	$1,199,641
11/30/18	$1,091,329	$1,050,599	$1,140,038	$1,227,289
12/31/18	$1,031,159	$1,069,900	$1,116,592	$1,154,260
1/31/19	$1,092,221	$1,081,262	$1,156,565	$1,224,644
2/28/19	$1,106,994	$1,080,635	$1,171,330	$1,256,622
3/31/19	$1,106,736	$1,101,385	$1,187,806	$1,267,845
4/30/19	$1,127,432	$1,101,667	$1,198,661	$1,290,693
5/31/19	$1,075,199	$1,121,224	$1,180,598	$1,228,880
6/30/19	$1,127,118	$1,135,304	$1,226,369	$1,308,737
7/31/19	$1,116,136	$1,137,801	$1,222,612	$1,297,838
8/31/19	$1,085,188	$1,167,284	$1,227,876	$1,275,382
9/30/19	$1,129,689	$1,161,067	$1,245,704	$1,319,209
10/31/19	$1,150,758	$1,164,564	$1,266,740	$1,359,791
11/30/19	$1,164,804	$1,163,971	$1,274,513	$1,377,174
12/31/19	$1,191,266	$1,163,160	$1,298,511	$1,429,995
1/31/20	$1,155,446	$1,185,544	$1,290,545	$1,384,930
2/29/20	$1,071,525	$1,206,882	$1,247,728	$1,268,105
3/31/20	$895,842	$1,199,780	$1,167,435	$1,112,361
4/30/20	$950,167	$1,221,108	$1,224,345	$1,201,037
5/31/20	$979,892	$1,226,793	$1,235,699	$1,217,722
6/30/20	$997,237	$1,234,521	$1,246,843	$1,232,011
7/31/20	$1,003,393	$1,252,961	$1,277,812	$1,274,812
8/31/20	$1,041,354	$1,242,847	$1,289,953	$1,309,329
9/30/20	$1,009,163	$1,242,166	$1,274,227	$1,278,120
10/31/20	$989,578	$1,236,619	$1,252,692	$1,240,627
11/30/20	$1,129,768	$1,248,753	$1,336,144	$1,393,750
12/31/20	$1,173,151	$1,250,474	$1,366,301	$1,454,745
1/31/21	$1,193,142	$1,241,508	$1,356,549	$1,444,409
2/28/21	$1,259,428	$1,223,580	$1,357,202	$1,466,654
3/31/21	$1,309,849	$1,208,302	$1,383,703	$1,542,248
4/30/21	$1,325,681	$1,217,847	$1,404,288	$1,575,950
5/31/21	$1,364,733	$1,221,826	$1,425,086	$1,617,053
6/30/21	$1,359,217	$1,230,411	$1,423,230	$1,601,907
7/31/21	$1,345,358	$1,244,168	$1,433,918	$1,608,052
8/31/21	$1,351,755	$1,241,799	$1,442,021	$1,629,291
9/30/21	$1,339,860	$1,231,048	$1,405,783	$1,561,513
10/31/21	$1,352,733	$1,230,708	$1,419,856	$1,593,209
11/30/21	$1,335,569	$1,234,349	$1,402,324	$1,549,147
12/31/21	$1,389,671	$1,231,191	$1,451,814	$1,662,451
1/31/22	$1,379,823	$1,204,666	$1,432,318	$1,653,619
2/28/22	$1,359,032	$1,191,226	$1,412,238	$1,625,703
3/31/22	$1,365,581	$1,158,132	$1,400,342	$1,643,484
4/30/22	$1,319,588	$1,114,183	$1,346,722	$1,579,989
5/31/22	$1,338,204	$1,121,367	$1,359,430	$1,599,623
6/30/22	$1,251,389	$1,103,775	$1,301,036	$1,487,293
7/31/22	$1,289,944	$1,130,745	$1,331,344	$1,520,246
8/31/22	$1,256,896	$1,098,794	$1,287,873	$1,463,920
9/30/22	$1,185,655	$1,051,319	$1,210,174	$1,350,534
10/31/22	$1,234,593	$1,037,702	$1,242,306	$1,439,745
11/30/22	$1,312,451	$1,075,864	$1,317,567	$1,561,241
12/31/22	$1,301,339	$1,071,012	$1,304,734	$1,537,870
1/31/23	$1,350,991	$1,103,960	$1,344,873	$1,585,179
2/28/23	$1,310,576	$1,075,417	$1,305,280	$1,532,829
3/31/23	$1,329,836	$1,102,735	$1,335,820	$1,565,624
4/30/23	$1,342,645	$1,109,418	$1,354,178	$1,599,163
5/31/23	$1,313,533	$1,097,338	$1,315,098	$1,524,278
6/30/23	$1,361,149	$1,093,425	$1,343,169	$1,594,789
7/31/23	$1,391,684	$1,092,662	$1,368,278	$1,655,521
8/31/23	$1,370,545	$1,085,683	$1,346,202	$1,612,674
9/30/23	$1,342,277	$1,058,094	$1,311,818	$1,571,279
10/31/23	$1,319,748	$1,041,396	$1,276,746	$1,512,057
11/30/23	$1,399,193	$1,088,557	$1,347,234	$1,610,542
12/31/23	$1,458,235	$1,130,226	$1,402,588	$1,681,236
1/31/24	$1,461,862	$1,127,122	$1,401,886	$1,684,171
2/29/24	$1,476,372	$1,111,198	$1,398,903	$1,700,797
3/31/24	$1,520,962	$1,121,459	$1,432,159	$1,765,258
4/30/24	$1,479,426	$1,093,132	$1,394,754	$1,718,320
5/31/24	$1,527,070	$1,111,664	$1,424,578	$1,762,674
6/30/24	$1,528,131	$1,122,189	$1,425,721	$1,748,810
7/31/24	$1,573,839	$1,148,400	$1,472,460	$1,822,622
8/31/24	$1,613,370	$1,164,902	$1,507,335	$1,882,774
9/30/24	$1,636,371	$1,180,499	$1,531,483	$1,917,888
10/31/24	$1,603,968	$1,151,224	$1,490,064	$1,861,710
11/30/24	$1,632,632	$1,163,396	$1,506,142	$1,882,206
12/31/24	$1,594,132	$1,144,356	$1,462,936	$1,805,019
1/31/25	$1,627,210	$1,150,427	$1,487,973	$1,857,228
2/28/25	$1,671,739	$1,175,739	$1,524,416	$1,907,340
3/31/25	$1,680,937	$1,176,181	$1,526,418	$1,911,627
4/30/25	$1,683,507	$1,180,804	$1,525,243	$1,901,176
5/31/25	$1,711,780	$1,172,349	$1,537,743	$1,945,946
6/30/25	$1,755,234	$1,190,376	$1,565,536	$1,986,369

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	14.86%	11.97%	5.79%
Bloomberg U.S. Aggregate Index	6.08%	(0.73%)	1.76%
50% MSCI ACWI High Dividend Yield Index / 50% Bloomberg U.S. Aggregate Index	9.81%	4.66%	4.58%
MSCI ACWI High Dividend Yield Net USD	13.58%	10.02%	7.10%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 197,166,000
Holdings Count | Holding	1,206
Advisory Fees Paid, Amount	$ 795,000
InvestmentCompanyPortfolioTurnover	436.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$197,166
# of Portfolio Holdings	1,206
Portfolio Turnover Rate	436%
Total Net Advisory Fees Paid During the Reporting Period	$795
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Common Stocks	45.9%
U.S. Government Agencies	28.0%
Asset-Backed Securities	14.1%
Non-Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	10.5%
Corporate Bonds & Notes	5.4%
Real Estate Investment Trusts	5.0%
Sovereign Issues	3.5%
Loan Participations and Assignments	0.6%
Preferred Stocks	0.4%
Other Investments	0.2%
Short-Term Instruments	0.5%
Affiliated Investments	2.3%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000154254
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	Class A
Trading Symbol	PEAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the industrials sector contributed to relative returns, as the Fund's holdings outperformed the MSCI Emerging Markets Value Index (the "Index").

  Underweight exposure to the information technology sector contributed to relative returns, as the sector underperformed the Index.

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative returns, as the sector underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	10.05%	14.52%	7.05%
Class A (including sales charge)	5.92%	13.65%	6.64%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets Value Index	12.66%	9.07%	4.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,360,499,000
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 10,463,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,360,499
# of Portfolio Holdings	369
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$10,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.8%
Brazil	17.6%
South Korea	14.2%
India	9.7%
Taiwan	8.1%
Thailand	6.1%
South Africa	6.1%
Hong Kong	2.1%
Indonesia	1.9%
Mexico	1.5%
Chile	1.2%
Other Countries	3.7%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154250
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	PEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the industrials sector contributed to relative returns, as the Fund's holdings outperformed the MSCI Emerging Markets Value Index (the "Index").

  Underweight exposure to the information technology sector contributed to relative returns, as the sector underperformed the Index.

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative returns, as the sector underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	10.49%	14.93%	7.43%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets Value Index	12.66%	9.07%	4.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,360,499,000
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 10,463,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,360,499
# of Portfolio Holdings	369
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$10,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.8%
Brazil	17.6%
South Korea	14.2%
India	9.7%
Taiwan	8.1%
Thailand	6.1%
South Africa	6.1%
Hong Kong	2.1%
Indonesia	1.9%
Mexico	1.5%
Chile	1.2%
Other Countries	3.7%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154251
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Emerging Markets Fund
Class Name	I-2
Trading Symbol	PEPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Emerging Markets Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the industrials sector contributed to relative returns, as the Fund's holdings outperformed the MSCI Emerging Markets Value Index (the "Index").

  Underweight exposure to the information technology sector contributed to relative returns, as the sector underperformed the Index.

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to the energy sector detracted from relative returns, as the sector underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	10.33%	14.81%	7.29%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%
MSCI Emerging Markets Value Index	12.66%	9.07%	4.01%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,360,499,000
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 10,463,000
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,360,499
# of Portfolio Holdings	369
Portfolio Turnover Rate	48%
Total Net Advisory Fees Paid During the Reporting Period	$10,463
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

China	26.8%
Brazil	17.6%
South Korea	14.2%
India	9.7%
Taiwan	8.1%
Thailand	6.1%
South Africa	6.1%
Hong Kong	2.1%
Indonesia	1.9%
Mexico	1.5%
Chile	1.2%
Other Countries	3.7%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.7%
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154268
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	Class A
Trading Symbol	PZRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI ACWI ex US Value Index (the "Index").

  Security selection in the information technology sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the communication services sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	17.26%	12.96%	5.92%
Class A (including sales charge)	12.91%	12.09%	5.52%
MSCI All Country World Index	16.17%	13.65%	9.99%
MSCI All Country World ex US Index	17.72%	10.13%	6.12%
MSCI All Country World ex US Value Index	21.42%	13.15%	5.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 113,626,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$113,626
# of Portfolio Holdings	3
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
United States	99.8%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	73.8%
PIMCO RAE Emerging Markets Fund	26.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000154264
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	Institutional Class
Trading Symbol	PZRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI ACWI ex US Value Index (the "Index").

  Security selection in the information technology sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the communication services sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	17.54%	13.34%	6.28%
MSCI All Country World Index	16.17%	13.65%	9.99%
MSCI All Country World ex US Index	17.72%	10.13%	6.12%
MSCI All Country World ex US Value Index	21.42%	13.15%	5.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 113,626,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$113,626
# of Portfolio Holdings	3
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
United States	99.8%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	73.8%
PIMCO RAE Emerging Markets Fund	26.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000154265
Shareholder Report [Line Items]
Fund Name	PIMCO RAE Global ex-US Fund
Class Name	I-2
Trading Symbol	PZRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE Global ex-US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI ACWI ex US Value Index (the "Index").

  Security selection in the information technology sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the communication services sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	17.39%	13.25%	6.19%
MSCI All Country World Index	16.17%	13.65%	9.99%
MSCI All Country World ex US Index	17.72%	10.13%	6.12%
MSCI All Country World ex US Value Index	21.42%	13.15%	5.70%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 113,626,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$113,626
# of Portfolio Holdings	3
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Short-Term Instruments	0.2%
United States	99.8%
Other Assets and Liabilities, Net	0.0%Footnote Reference^
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

PIMCO RAE International Fund	73.8%
PIMCO RAE Emerging Markets Fund	26.1%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]
C000154275
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	Class A
Trading Symbol	PPYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI EAFE Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to the communication services sector contributed to relative returns, as the sector outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Security selection in the industrials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	19.61%	12.48%	5.66%
Class A (including sales charge)	15.18%	11.63%	5.26%
MSCI EAFE Index	17.73%	11.16%	6.51%
MSCI EAFE Value Index	24.24%	14.29%	6.05%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 594,270,000
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 1,596,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$594,270
# of Portfolio Holdings	278
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,596
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.6%
United Kingdom	17.2%
Germany	8.7%
Switzerland	8.2%
Netherlands	6.7%
Canada	5.1%
Hong Kong	3.6%
France	3.1%
Denmark	3.1%
Spain	3.0%
Other Countries	18.6%
Short-Term Instruments	0.2%
Affiliated Investments	7.6%
Other Assets and Liabilities, Net	(6.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154271
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	Institutional Class
Trading Symbol	PPYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI EAFE Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to the communication services sector contributed to relative returns, as the sector outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Security selection in the industrials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	20.10%	12.87%	6.03%
MSCI EAFE Index	17.73%	11.16%	6.51%
MSCI EAFE Value Index	24.24%	14.29%	6.05%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 594,270,000
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 1,596,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$594,270
# of Portfolio Holdings	278
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,596
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.6%
United Kingdom	17.2%
Germany	8.7%
Switzerland	8.2%
Netherlands	6.7%
Canada	5.1%
Hong Kong	3.6%
France	3.1%
Denmark	3.1%
Spain	3.0%
Other Countries	18.6%
Short-Term Instruments	0.2%
Affiliated Investments	7.6%
Other Assets and Liabilities, Net	(6.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154272
Shareholder Report [Line Items]
Fund Name	PIMCO RAE International Fund
Class Name	I-2
Trading Symbol	PPYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE International Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the consumer staples sector contributed to relative returns, as the Fund's holdings outperformed the MSCI EAFE Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to the communication services sector contributed to relative returns, as the sector outperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Security selection in the industrials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	19.89%	12.75%	5.93%
MSCI EAFE Index	17.73%	11.16%	6.51%
MSCI EAFE Value Index	24.24%	14.29%	6.05%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 594,270,000
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 1,596,000
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$594,270
# of Portfolio Holdings	278
Portfolio Turnover Rate	76%
Total Net Advisory Fees Paid During the Reporting Period	$1,596
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Japan	21.6%
United Kingdom	17.2%
Germany	8.7%
Switzerland	8.2%
Netherlands	6.7%
Canada	5.1%
Hong Kong	3.6%
France	3.1%
Denmark	3.1%
Spain	3.0%
Other Countries	18.6%
Short-Term Instruments	0.2%
Affiliated Investments	7.6%
Other Assets and Liabilities, Net	(6.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000154282
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	Class A
Trading Symbol	PKAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 1000® Value Index (the "Index").

  Security selection in the utilities sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Security selection in the healthcare sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the energy sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.95%	15.51%	9.87%
Class A (including sales charge)	1.97%	14.63%	9.46%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 1000® Value Index	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,388,310,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 3,603,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,310
# of Portfolio Holdings	143
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$3,603
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	22.5%
Health Care	17.2%
Consumer Staples	12.6%
Financials	9.2%
Energy	8.2%
Industrials	8.0%
Consumer Discretionary	7.7%
Communication Services	7.4%
Materials	2.8%
Utilities	2.2%
Real Estate	1.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.8%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154278
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	Institutional Class
Trading Symbol	PKAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 1000® Value Index (the "Index").

  Security selection in the utilities sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Security selection in the healthcare sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the energy sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.41%	15.97%	10.33%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 1000® Value Index	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,388,310,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 3,603,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,310
# of Portfolio Holdings	143
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$3,603
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	22.5%
Health Care	17.2%
Consumer Staples	12.6%
Financials	9.2%
Energy	8.2%
Industrials	8.0%
Consumer Discretionary	7.7%
Communication Services	7.4%
Materials	2.8%
Utilities	2.2%
Real Estate	1.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.8%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154279
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Fund
Class Name	I-2
Trading Symbol	PKAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 1000® Value Index (the "Index").

  Security selection in the utilities sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Security selection in the healthcare sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the information technology sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Underweight exposure to, and security selection in, the financials sector detracted from relative returns, as the sector outperformed the Index and the Fund's holdings underperformed the Index.

  Overweight exposure to, and security selection in, the energy sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.35%	15.86%	10.23%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 1000® Value Index	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,388,310,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 3,603,000
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,388,310
# of Portfolio Holdings	143
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid During the Reporting Period	$3,603
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Information Technology	22.5%
Health Care	17.2%
Consumer Staples	12.6%
Financials	9.2%
Energy	8.2%
Industrials	8.0%
Consumer Discretionary	7.7%
Communication Services	7.4%
Materials	2.8%
Utilities	2.2%
Real Estate	1.9%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.8%
Other Assets and Liabilities, Net	(1.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154289
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	Class A
Trading Symbol	PMJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 2000® Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the materials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/15	$9,622	$10,000	$10,000	$10,000
7/31/15	$9,408	$10,210	$9,724	$9,884
8/31/15	$8,982	$9,594	$9,247	$9,263
9/30/15	$8,506	$9,356	$8,927	$8,808
10/31/15	$9,011	$10,145	$9,426	$9,305
11/30/15	$9,214	$10,176	$9,694	$9,607
12/31/15	$8,717	$10,015	$9,183	$9,125
1/31/16	$8,128	$9,518	$8,566	$8,322
2/29/16	$8,226	$9,505	$8,625	$8,322
3/31/16	$8,904	$10,150	$9,340	$8,986
4/30/16	$9,071	$10,189	$9,537	$9,127
5/31/16	$9,081	$10,372	$9,712	$9,333
6/30/16	$9,130	$10,399	$9,742	$9,327
7/31/16	$9,621	$10,783	$10,267	$9,884
8/31/16	$9,798	$10,798	$10,522	$10,059
9/30/16	$9,887	$10,800	$10,605	$10,171
10/31/16	$9,513	$10,603	$10,257	$9,687
11/30/16	$10,693	$10,996	$11,618	$10,767
12/31/16	$11,045	$11,213	$12,098	$11,069
1/31/17	$11,015	$11,426	$12,012	$11,113
2/28/17	$11,084	$11,879	$12,185	$11,327
3/31/17	$10,985	$11,893	$12,082	$11,342
4/30/17	$11,055	$12,015	$12,130	$11,466
5/31/17	$10,707	$12,184	$11,752	$11,233
6/30/17	$10,985	$12,260	$12,163	$11,622
7/31/17	$11,064	$12,512	$12,240	$11,708
8/31/17	$10,796	$12,551	$11,939	$11,559
9/30/17	$11,581	$12,810	$12,785	$12,280
10/31/17	$11,651	$13,109	$12,801	$12,385
11/30/17	$12,039	$13,511	$13,172	$12,742
12/31/17	$12,017	$13,661	$13,046	$12,690
1/31/18	$12,163	$14,443	$13,207	$13,022
2/28/18	$11,539	$13,911	$12,546	$12,518
3/31/18	$11,747	$13,557	$12,702	$12,680
4/30/18	$11,882	$13,609	$12,922	$12,789
5/31/18	$12,506	$13,937	$13,673	$13,566
6/30/18	$12,724	$14,023	$13,756	$13,663
7/31/18	$12,984	$14,544	$13,999	$13,901
8/31/18	$13,389	$15,018	$14,333	$14,500
9/30/18	$13,057	$15,104	$13,977	$14,152
10/31/18	$11,882	$14,072	$12,726	$12,615
11/30/18	$12,017	$14,358	$12,931	$12,815
12/31/18	$10,578	$13,062	$11,368	$11,293
1/31/19	$11,727	$14,109	$12,611	$12,563
2/28/19	$12,162	$14,562	$13,101	$13,216
3/31/19	$11,772	$14,845	$12,724	$12,940
4/30/19	$12,140	$15,446	$13,205	$13,379
5/31/19	$11,057	$14,464	$12,126	$12,339
6/30/19	$11,827	$15,483	$12,899	$13,211
7/31/19	$11,950	$15,706	$12,919	$13,287
8/31/19	$11,325	$15,457	$12,198	$12,631
9/30/19	$11,861	$15,746	$12,825	$12,894
10/31/19	$12,073	$16,087	$13,135	$13,233
11/30/19	$12,352	$16,671	$13,443	$13,778
12/31/19	$12,668	$17,175	$13,914	$14,175
1/31/20	$12,136	$17,168	$13,163	$13,721
2/29/20	$10,869	$15,755	$11,884	$12,566
3/31/20	$7,929	$13,809	$8,952	$9,836
4/30/20	$9,003	$15,579	$10,056	$11,187
5/31/20	$9,512	$16,321	$10,345	$11,915
6/30/20	$9,817	$16,645	$10,644	$12,336
7/31/20	$10,179	$17,584	$10,864	$12,677
8/31/20	$10,734	$18,848	$11,449	$13,391
9/30/20	$10,145	$18,132	$10,916	$12,944
10/31/20	$10,383	$17,650	$11,307	$13,215
11/30/20	$12,430	$19,582	$13,490	$15,651
12/31/20	$13,484	$20,334	$14,559	$17,005
1/31/21	$14,746	$20,129	$15,324	$17,860
2/28/21	$16,243	$20,684	$16,764	$18,974
3/31/21	$17,010	$21,590	$17,640	$19,164
4/30/21	$17,356	$22,742	$17,997	$19,567
5/31/21	$18,445	$22,901	$18,557	$19,607
6/30/21	$19,323	$23,436	$18,445	$19,987
7/31/21	$17,838	$23,993	$17,785	$19,265
8/31/21	$18,333	$24,722	$18,261	$19,696
9/30/21	$18,457	$23,572	$17,895	$19,115
10/31/21	$19,310	$25,224	$18,577	$19,929
11/30/21	$18,197	$25,049	$17,943	$19,098
12/31/21	$18,844	$26,172	$18,675	$19,525
1/31/22	$18,574	$24,817	$17,586	$17,645
2/28/22	$19,281	$24,074	$17,877	$17,833
3/31/22	$19,738	$24,968	$18,227	$18,055
4/30/22	$18,553	$22,791	$16,812	$16,266
5/31/22	$18,969	$22,833	$17,135	$16,290
6/30/22	$16,621	$20,948	$15,442	$14,951
7/31/22	$18,138	$22,879	$16,937	$16,512
8/31/22	$17,722	$21,946	$16,402	$16,174
9/30/22	$15,624	$19,925	$14,730	$14,624
10/31/22	$18,366	$21,538	$16,585	$16,234
11/30/22	$19,301	$22,742	$17,091	$16,613
12/31/22	$17,885	$21,432	$15,970	$15,535
1/31/23	$19,596	$22,778	$17,494	$17,049
2/28/23	$18,774	$22,223	$17,091	$16,761
3/31/23	$17,976	$23,038	$15,865	$15,960
4/30/23	$17,428	$23,398	$15,469	$15,673
5/31/23	$16,927	$23,500	$15,165	$15,528
6/30/23	$18,774	$25,053	$16,370	$16,791
7/31/23	$20,097	$25,857	$17,605	$17,817
8/31/23	$19,550	$25,446	$16,758	$16,926
9/30/23	$19,253	$24,232	$15,885	$15,930
10/31/23	$18,272	$23,723	$14,938	$14,843
11/30/23	$19,459	$25,889	$16,282	$16,187
12/31/23	$21,416	$27,066	$18,309	$18,164
1/31/24	$21,323	$27,520	$17,477	$17,458
2/29/24	$22,526	$28,990	$18,049	$18,445
3/31/24	$23,775	$29,923	$18,840	$19,105
4/30/24	$22,572	$28,700	$17,640	$17,761
5/31/24	$24,006	$30,124	$18,465	$18,652
6/30/24	$23,497	$31,204	$18,154	$18,479
7/31/24	$25,255	$31,584	$20,366	$20,357
8/31/24	$24,677	$32,350	$19,984	$20,053
9/30/24	$25,301	$33,041	$19,996	$20,193
10/31/24	$24,977	$32,742	$19,684	$19,901
11/30/24	$27,822	$34,664	$21,582	$22,084
12/31/24	$26,013	$33,837	$19,784	$20,260
1/31/25	$26,800	$34,780	$20,190	$20,791
2/28/25	$24,893	$34,326	$19,417	$19,679
3/31/25	$23,820	$32,392	$18,252	$18,340
4/30/25	$22,771	$32,172	$17,519	$17,916
5/31/25	$23,701	$34,197	$18,255	$18,873
6/30/25	$24,392	$35,936	$19,158	$19,899

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	3.81%	19.96%	9.75%
Class A (including sales charge)	(0.12%)	19.05%	9.33%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Russell 2000® Index	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,981,345,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 5,808,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,981,345
# of Portfolio Holdings	320
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$5,808
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Financials	18.4%
Industrials	17.9%
Consumer Discretionary	16.6%
Information Technology	12.4%
Real Estate	10.4%
Health Care	5.7%
Consumer Staples	4.6%
Materials	4.3%
Communication Services	4.1%
Utilities	2.7%
Energy	1.9%
Short-Term Instruments	0.1%
Affiliated Investments	1.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154285
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	Institutional Class
Trading Symbol	PMJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 2000® Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the materials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/15	$977,845	$1,020,951	$972,416	$988,380
8/31/15	$933,535	$959,353	$924,661	$926,270
9/30/15	$884,189	$935,615	$892,652	$880,827
10/31/15	$937,563	$1,014,539	$942,631	$930,453
11/30/15	$959,718	$1,017,556	$969,428	$960,721
12/31/15	$908,136	$1,001,507	$918,325	$912,483
1/31/16	$846,706	$951,808	$856,633	$832,248
2/29/16	$856,944	$950,524	$862,475	$832,215
3/31/16	$927,589	$1,015,006	$933,962	$898,634
4/30/16	$944,994	$1,018,940	$953,744	$912,734
5/31/16	$947,041	$1,037,239	$971,226	$933,289
6/30/16	$953,184	$1,039,926	$974,178	$932,701
7/31/16	$1,004,376	$1,078,267	$1,026,735	$988,392
8/31/16	$1,023,828	$1,079,781	$1,052,249	$1,005,867
9/30/16	$1,032,019	$1,079,985	$1,060,541	$1,017,072
10/31/16	$994,137	$1,060,285	$1,025,681	$968,721
11/30/16	$1,118,021	$1,099,552	$1,161,820	$1,076,743
12/31/16	$1,154,619	$1,121,286	$1,209,791	$1,106,913
1/31/17	$1,151,510	$1,142,553	$1,201,154	$1,111,274
2/28/17	$1,158,765	$1,187,919	$1,218,534	$1,132,722
3/31/17	$1,149,437	$1,189,305	$1,208,213	$1,134,206
4/30/17	$1,156,692	$1,201,519	$1,212,974	$1,146,648
5/31/17	$1,121,453	$1,218,428	$1,175,202	$1,123,325
6/30/17	$1,150,473	$1,226,033	$1,216,310	$1,162,158
7/31/17	$1,159,802	$1,251,243	$1,224,009	$1,170,793
8/31/17	$1,131,817	$1,255,074	$1,193,923	$1,155,901
9/30/17	$1,214,734	$1,280,963	$1,278,453	$1,228,041
10/31/17	$1,221,989	$1,310,855	$1,280,128	$1,238,504
11/30/17	$1,263,448	$1,351,059	$1,317,175	$1,274,197
12/31/17	$1,261,664	$1,366,081	$1,304,609	$1,269,049
1/31/18	$1,276,865	$1,444,294	$1,320,682	$1,302,210
2/28/18	$1,212,805	$1,391,062	$1,254,648	$1,251,788
3/31/18	$1,233,434	$1,355,710	$1,270,167	$1,267,974
4/30/18	$1,248,635	$1,360,912	$1,292,179	$1,278,942
5/31/18	$1,314,867	$1,393,686	$1,367,346	$1,356,573
6/30/18	$1,338,754	$1,402,264	$1,375,632	$1,366,300
7/31/18	$1,365,898	$1,454,447	$1,399,925	$1,390,115
8/31/18	$1,409,329	$1,501,841	$1,433,272	$1,450,043
9/30/18	$1,374,584	$1,510,389	$1,397,712	$1,415,169
10/31/18	$1,250,806	$1,407,154	$1,272,575	$1,261,453
11/30/18	$1,266,007	$1,435,829	$1,293,089	$1,281,498
12/31/18	$1,114,532	$1,306,187	$1,136,780	$1,129,269
1/31/19	$1,235,651	$1,410,859	$1,261,121	$1,256,311
2/28/19	$1,282,236	$1,456,159	$1,310,141	$1,321,627
3/31/19	$1,241,474	$1,484,455	$1,272,370	$1,293,965
4/30/19	$1,281,071	$1,544,560	$1,320,491	$1,337,921
5/31/19	$1,166,939	$1,446,406	$1,212,633	$1,233,871
6/30/19	$1,248,462	$1,548,343	$1,289,866	$1,321,081
7/31/19	$1,262,437	$1,570,597	$1,291,942	$1,328,691
8/31/19	$1,197,219	$1,545,718	$1,219,839	$1,263,093
9/30/19	$1,254,285	$1,574,639	$1,282,478	$1,289,378
10/31/19	$1,277,577	$1,608,745	$1,313,539	$1,323,340
11/30/19	$1,306,693	$1,667,141	$1,344,289	$1,377,809
12/31/19	$1,339,905	$1,717,458	$1,391,353	$1,417,531
1/31/20	$1,284,322	$1,716,785	$1,316,303	$1,372,071
2/29/20	$1,150,686	$1,575,461	$1,188,398	$1,256,570
3/31/20	$839,658	$1,380,871	$895,197	$983,568
4/30/20	$954,372	$1,557,890	$1,005,628	$1,118,661
5/31/20	$1,007,590	$1,632,089	$1,034,490	$1,191,452
6/30/20	$1,040,703	$1,664,547	$1,064,438	$1,233,570
7/31/20	$1,079,729	$1,758,403	$1,086,397	$1,267,715
8/31/20	$1,138,860	$1,884,798	$1,144,922	$1,339,138
9/30/20	$1,077,364	$1,813,182	$1,091,648	$1,294,411
10/31/20	$1,103,382	$1,764,962	$1,130,697	$1,321,516
11/30/20	$1,320,983	$1,958,162	$1,349,000	$1,565,098
12/31/20	$1,432,099	$2,033,450	$1,455,854	$1,700,479
1/31/21	$1,567,935	$2,012,921	$1,532,447	$1,786,047
2/28/21	$1,727,058	$2,068,427	$1,676,420	$1,897,371
3/31/21	$1,809,853	$2,159,015	$1,764,030	$1,916,421
4/30/21	$1,847,369	$2,274,239	$1,799,717	$1,956,666
5/31/21	$1,963,800	$2,290,123	$1,855,724	$1,960,696
6/30/21	$2,056,945	$2,343,585	$1,844,478	$1,998,675
7/31/21	$1,900,410	$2,399,257	$1,778,464	$1,926,503
8/31/21	$1,953,451	$2,472,208	$1,826,091	$1,969,599
9/30/21	$1,967,681	$2,357,226	$1,789,515	$1,911,535
10/31/21	$2,058,239	$2,522,377	$1,857,749	$1,992,852
11/30/21	$1,940,514	$2,504,900	$1,794,288	$1,909,809
12/31/21	$2,010,196	$2,617,160	$1,867,459	$1,952,475
1/31/22	$1,982,277	$2,481,730	$1,758,586	$1,764,510
2/28/22	$2,057,444	$2,407,423	$1,787,691	$1,783,337
3/31/22	$2,106,840	$2,496,810	$1,822,676	$1,805,540
4/30/22	$1,982,277	$2,279,083	$1,681,218	$1,626,593
5/31/22	$2,027,377	$2,283,265	$1,713,481	$1,629,049
6/30/22	$1,776,103	$2,094,795	$1,544,206	$1,495,076
7/31/22	$1,939,324	$2,287,945	$1,693,716	$1,651,162
8/31/22	$1,896,371	$2,194,638	$1,640,161	$1,617,379
9/30/22	$1,670,868	$1,992,515	$1,473,028	$1,462,369
10/31/22	$1,965,096	$2,153,832	$1,658,468	$1,623,362
11/30/22	$2,066,035	$2,274,196	$1,709,134	$1,661,283
12/31/22	$1,916,850	$2,143,170	$1,596,998	$1,553,466
1/31/23	$2,100,529	$2,277,834	$1,749,399	$1,704,882
2/28/23	$2,011,044	$2,222,257	$1,709,058	$1,676,087
3/31/23	$1,928,625	$2,303,845	$1,586,502	$1,596,004
4/30/23	$1,869,753	$2,339,805	$1,546,934	$1,567,307
5/31/23	$1,815,592	$2,349,975	$1,516,506	$1,552,826
6/30/23	$2,013,399	$2,505,250	$1,636,977	$1,679,070
7/31/23	$2,159,400	$2,585,731	$1,760,504	$1,781,745
8/31/23	$2,098,174	$2,544,562	$1,675,823	$1,692,605
9/30/23	$2,067,561	$2,423,243	$1,588,547	$1,592,961
10/31/23	$1,963,947	$2,372,291	$1,493,790	$1,484,321
11/30/23	$2,091,109	$2,588,941	$1,628,246	$1,618,667
12/31/23	$2,301,437	$2,706,559	$1,830,897	$1,816,436
1/31/24	$2,294,268	$2,752,040	$1,747,738	$1,745,795
2/29/24	$2,423,320	$2,898,987	$1,804,906	$1,844,502
3/31/24	$2,559,543	$2,992,260	$1,884,015	$1,910,535
4/30/24	$2,430,490	$2,870,043	$1,763,966	$1,776,071
5/31/24	$2,585,831	$3,012,353	$1,846,467	$1,865,177
6/30/24	$2,533,254	$3,120,443	$1,815,354	$1,847,924
7/31/24	$2,722,053	$3,158,426	$2,036,591	$2,035,673
8/31/24	$2,662,307	$3,235,039	$1,998,364	$2,005,260
9/30/24	$2,729,223	$3,304,130	$1,999,643	$2,019,277
10/31/24	$2,695,765	$3,274,166	$1,968,369	$1,990,119
11/30/24	$3,004,057	$3,466,363	$2,158,237	$2,208,415
12/31/24	$2,809,524	$3,383,732	$1,978,392	$2,026,022
1/31/25	$2,895,782	$3,477,960	$2,019,028	$2,079,144
2/28/25	$2,688,764	$3,432,579	$1,941,739	$1,967,931
3/31/25	$2,572,933	$3,239,172	$1,825,216	$1,833,974
4/30/25	$2,462,031	$3,217,208	$1,751,915	$1,791,609
5/31/25	$2,565,539	$3,419,714	$1,825,513	$1,887,281
6/30/25	$2,639,474	$3,593,616	$1,915,839	$1,989,854

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.19%	20.46%	10.19%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Russell 2000® Index	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,981,345,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 5,808,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,981,345
# of Portfolio Holdings	320
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$5,808
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Financials	18.4%
Industrials	17.9%
Consumer Discretionary	16.6%
Information Technology	12.4%
Real Estate	10.4%
Health Care	5.7%
Consumer Staples	4.6%
Materials	4.3%
Communication Services	4.1%
Utilities	2.7%
Energy	1.9%
Short-Term Instruments	0.1%
Affiliated Investments	1.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000154286
Shareholder Report [Line Items]
Fund Name	PIMCO RAE US Small Fund
Class Name	I-2
Trading Symbol	PMJPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAE US Small Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the consumer staples sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Russell 2000® Value Index (the "Index").

  Underweight exposure to, and security selection in, the energy sector contributed to relative returns, as the sector underperformed the Index and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the industrials sector contributed to relative returns, as the sector and the Fund's holdings outperformed the Index.

  Overweight exposure to, and security selection in, the consumer discretionary sector detracted from relative returns, as the sector and the Fund's holdings underperformed the Index.

  Security selection in the materials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the communication services sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	S&P 500 Index	Russell 2000® Value Index	Russell 2000® Index
6/30/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/31/15	$978,831	$1,020,951	$972,416	$988,380
8/31/15	$933,468	$959,353	$924,661	$926,270
9/30/15	$884,073	$935,615	$892,652	$880,827
10/31/15	$937,500	$1,014,539	$942,631	$930,453
11/30/15	$959,677	$1,017,556	$969,428	$960,721
12/31/15	$907,995	$1,001,507	$918,325	$912,483
1/31/16	$846,506	$951,808	$856,633	$832,248
2/29/16	$856,754	$950,524	$862,475	$832,215
3/31/16	$927,467	$1,015,006	$933,962	$898,634
4/30/16	$944,889	$1,018,940	$953,744	$912,734
5/31/16	$945,914	$1,037,239	$971,226	$933,289
6/30/16	$952,063	$1,039,926	$974,178	$932,701
7/31/16	$1,003,304	$1,078,267	$1,026,735	$988,392
8/31/16	$1,021,751	$1,079,781	$1,052,249	$1,005,867
9/30/16	$1,030,974	$1,079,985	$1,060,541	$1,017,072
10/31/16	$993,056	$1,060,285	$1,025,681	$968,721
11/30/16	$1,116,035	$1,099,552	$1,161,820	$1,076,743
12/31/16	$1,153,315	$1,121,286	$1,209,791	$1,106,913
1/31/17	$1,150,203	$1,142,553	$1,201,154	$1,111,274
2/28/17	$1,157,463	$1,187,919	$1,218,534	$1,132,722
3/31/17	$1,147,092	$1,189,305	$1,208,213	$1,134,206
4/30/17	$1,154,352	$1,201,519	$1,212,974	$1,146,648
5/31/17	$1,119,089	$1,218,428	$1,175,202	$1,123,325
6/30/17	$1,148,129	$1,226,033	$1,216,310	$1,162,158
7/31/17	$1,157,463	$1,251,243	$1,224,009	$1,170,793
8/31/17	$1,129,460	$1,255,074	$1,193,923	$1,155,901
9/30/17	$1,211,395	$1,280,963	$1,278,453	$1,228,041
10/31/17	$1,219,692	$1,310,855	$1,280,128	$1,238,504
11/30/17	$1,260,141	$1,351,059	$1,317,175	$1,274,197
12/31/17	$1,257,825	$1,366,081	$1,304,609	$1,269,049
1/31/18	$1,273,032	$1,444,294	$1,320,682	$1,302,210
2/28/18	$1,208,946	$1,391,062	$1,254,648	$1,251,788
3/31/18	$1,230,670	$1,355,710	$1,270,167	$1,267,974
4/30/18	$1,244,790	$1,360,912	$1,292,179	$1,278,942
5/31/18	$1,311,049	$1,393,686	$1,367,346	$1,356,573
6/30/18	$1,334,945	$1,402,264	$1,375,632	$1,366,300
7/31/18	$1,361,014	$1,454,447	$1,399,925	$1,390,115
8/31/18	$1,404,462	$1,501,841	$1,433,272	$1,450,043
9/30/18	$1,369,704	$1,510,389	$1,397,712	$1,415,169
10/31/18	$1,246,963	$1,407,154	$1,272,575	$1,261,453
11/30/18	$1,261,083	$1,435,829	$1,293,089	$1,281,498
12/31/18	$1,110,683	$1,306,187	$1,136,780	$1,129,269
1/31/19	$1,231,890	$1,410,859	$1,261,121	$1,256,311
2/28/19	$1,277,343	$1,456,159	$1,310,141	$1,321,627
3/31/19	$1,236,552	$1,484,455	$1,272,370	$1,293,965
4/30/19	$1,276,178	$1,544,560	$1,320,491	$1,337,921
5/31/19	$1,163,128	$1,446,406	$1,212,633	$1,233,871
6/30/19	$1,243,545	$1,548,343	$1,289,866	$1,321,081
7/31/19	$1,257,530	$1,570,597	$1,291,942	$1,328,691
8/31/19	$1,192,265	$1,545,718	$1,219,839	$1,263,093
9/30/19	$1,248,207	$1,574,639	$1,282,478	$1,289,378
10/31/19	$1,271,516	$1,608,745	$1,313,539	$1,323,340
11/30/19	$1,300,652	$1,667,141	$1,344,289	$1,377,809
12/31/19	$1,334,269	$1,717,458	$1,391,353	$1,417,531
1/31/20	$1,278,675	$1,716,785	$1,316,303	$1,372,071
2/29/20	$1,145,011	$1,575,461	$1,188,398	$1,256,570
3/31/20	$836,284	$1,380,871	$895,197	$983,568
4/30/20	$948,656	$1,557,890	$1,005,628	$1,118,661
5/31/20	$1,003,068	$1,632,089	$1,034,490	$1,191,452
6/30/20	$1,036,188	$1,664,547	$1,064,438	$1,233,570
7/31/20	$1,074,039	$1,758,403	$1,086,397	$1,267,715
8/31/20	$1,132,000	$1,884,798	$1,144,922	$1,339,138
9/30/20	$1,071,674	$1,813,182	$1,091,648	$1,294,411
10/31/20	$1,096,514	$1,764,962	$1,130,697	$1,321,516
11/30/20	$1,312,978	$1,958,162	$1,349,000	$1,565,098
12/31/20	$1,424,613	$2,033,450	$1,455,854	$1,700,479
1/31/21	$1,557,887	$2,012,921	$1,532,447	$1,786,047
2/28/21	$1,717,040	$2,068,427	$1,676,420	$1,897,371
3/31/21	$1,798,557	$2,159,015	$1,764,030	$1,916,421
4/30/21	$1,836,081	$2,274,239	$1,799,717	$1,956,666
5/31/21	$1,951,240	$2,290,123	$1,855,724	$1,960,696
6/30/21	$2,044,403	$2,343,585	$1,844,478	$1,998,675
7/31/21	$1,887,838	$2,399,257	$1,778,464	$1,926,503
8/31/21	$1,940,889	$2,472,208	$1,826,091	$1,969,599
9/30/21	$1,955,122	$2,357,226	$1,789,515	$1,911,535
10/31/21	$2,045,697	$2,522,377	$1,857,749	$1,992,852
11/30/21	$1,927,950	$2,504,900	$1,794,288	$1,909,809
12/31/21	$1,995,624	$2,617,160	$1,867,459	$1,952,475
1/31/22	$1,969,735	$2,481,730	$1,758,586	$1,764,510
2/28/22	$2,043,088	$2,407,423	$1,787,691	$1,783,337
3/31/22	$2,092,709	$2,496,810	$1,822,676	$1,805,540
4/30/22	$1,969,735	$2,279,083	$1,681,218	$1,626,593
5/31/22	$2,012,884	$2,283,265	$1,713,481	$1,629,049
6/30/22	$1,764,779	$2,094,795	$1,544,206	$1,495,076
7/31/22	$1,926,586	$2,287,945	$1,693,716	$1,651,162
8/31/22	$1,881,280	$2,194,638	$1,640,161	$1,617,379
9/30/22	$1,659,065	$1,992,515	$1,473,028	$1,462,369
10/31/22	$1,950,318	$2,153,832	$1,658,468	$1,623,362
11/30/22	$2,051,717	$2,274,196	$1,709,134	$1,661,283
12/31/22	$1,903,415	$2,143,170	$1,596,998	$1,553,466
1/31/23	$2,085,707	$2,277,834	$1,749,399	$1,704,882
2/28/23	$1,998,112	$2,222,257	$1,709,058	$1,676,087
3/31/23	$1,912,885	$2,303,845	$1,586,502	$1,596,004
4/30/23	$1,856,066	$2,339,805	$1,546,934	$1,567,307
5/31/23	$1,801,615	$2,349,975	$1,516,506	$1,552,826
6/30/23	$1,998,112	$2,505,250	$1,636,977	$1,679,070
7/31/23	$2,142,526	$2,585,731	$1,760,504	$1,781,745
8/31/23	$2,080,972	$2,544,562	$1,675,823	$1,692,605
9/30/23	$2,050,196	$2,423,243	$1,588,547	$1,592,961
10/31/23	$1,948,396	$2,372,291	$1,493,790	$1,484,321
11/30/23	$2,073,870	$2,588,941	$1,628,246	$1,618,667
12/31/23	$2,282,094	$2,706,559	$1,830,897	$1,816,436
1/31/24	$2,274,887	$2,752,040	$1,747,738	$1,745,795
2/29/24	$2,402,204	$2,898,987	$1,804,906	$1,844,502
3/31/24	$2,536,727	$2,992,260	$1,884,015	$1,910,535
4/30/24	$2,409,410	$2,870,043	$1,763,966	$1,776,071
5/31/24	$2,563,151	$3,012,353	$1,846,467	$1,865,177
6/30/24	$2,510,303	$3,120,443	$1,815,354	$1,847,924
7/31/24	$2,697,675	$3,158,426	$2,036,591	$2,035,673
8/31/24	$2,637,620	$3,235,039	$1,998,364	$2,005,260
9/30/24	$2,702,479	$3,304,130	$1,999,643	$2,019,277
10/31/24	$2,671,251	$3,274,166	$1,968,369	$1,990,119
11/30/24	$2,976,330	$3,466,363	$2,158,237	$2,208,415
12/31/24	$2,781,966	$3,383,732	$1,978,392	$2,026,022
1/31/25	$2,868,670	$3,477,960	$2,019,028	$2,079,144
2/28/25	$2,663,057	$3,432,579	$1,941,739	$1,967,931
3/31/25	$2,549,103	$3,239,172	$1,825,216	$1,833,974
4/30/25	$2,440,104	$3,217,208	$1,751,915	$1,791,609
5/31/25	$2,539,194	$3,419,714	$1,825,513	$1,887,281
6/30/25	$2,613,512	$3,593,616	$1,915,839	$1,989,854

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.11%	20.33%	10.08%
S&P 500 Index	15.16%	16.64%	13.65%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Russell 2000® Index	7.68%	10.04%	7.12%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 1,981,345,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 5,808,000
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,981,345
# of Portfolio Holdings	320
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$5,808
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Financials	18.4%
Industrials	17.9%
Consumer Discretionary	16.6%
Information Technology	12.4%
Real Estate	10.4%
Health Care	5.7%
Consumer Staples	4.6%
Materials	4.3%
Communication Services	4.1%
Utilities	2.7%
Energy	1.9%
Short-Term Instruments	0.1%
Affiliated Investments	1.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(0.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Fund Change [Text Block]
C000182353
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
Trading Symbol	MFEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the financials sector contributed to relative returns, as the Fund’s holdings outperformed the MSCI Emerging Markets Index (the "Index").

  Security selection in the industrials sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  Security selection in the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  Overweight exposure to, and security selection in, the materials sector detracted from relative returns, as the sector and the Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (at NAV)	9.47%	9.87%	4.54%
MSCI Emerging Markets Index	15.29%	6.81%	3.98%
RAFI Dynamic Multi-Factor Emerging Markets Index	9.99%	11.02%	5.33%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 108,739,000
Holdings Count | Holding	755
Advisory Fees Paid, Amount	$ 490,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$108,739
# of Portfolio Holdings	755
Portfolio Turnover Rate	40%
Total Net Management Fees Paid During the Reporting Period	$490
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.
China	28.1%
Taiwan	18.2%
India	12.4%
South Korea	9.9%
Brazil	6.5%
South Africa	4.2%
Thailand	2.9%
Mexico	2.7%
Hong Kong	2.4%
Saudi Arabia	2.4%
Malaysia	2.1%
Other Countries	7.4%
Short-Term Instruments	0.5%
Affiliated Investments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Material Fund Change [Text Block]
C000182354
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor International Equity ETF
Trading Symbol	MFDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor International Equity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to, and security selection in, the healthcare sector contributed to relative returns, as the sector underperformed the MSCI EAFE Index (the "Index") and the Fund’s holdings outperformed the Index.

  Underweight exposure to, and security selection in, the information technology sector contributed to relative returns, as the sector underperformed the Index and the Fund’s holdings outperformed the Index.

  Security selection in the consumer staples sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Security selection in the utilities sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  There were no other material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor International Equity ETF (at NAV)	22.80%	12.56%	7.58%
MSCI EAFE Index	17.73%	11.16%	6.94%
RAFI Dynamic Multi-Factor Developed Ex-U.S. Index	22.17%	12.59%	7.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 358,495,000
Holdings Count | Holding	1,195
Advisory Fees Paid, Amount	$ 1,121,000
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$358,495
# of Portfolio Holdings	1,195
Portfolio Turnover Rate	37%
Total Net Management Fees Paid During the Reporting Period	$1,121
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Japan	22.7%
United Kingdom	14.9%
Canada	7.9%
Switzerland	7.3%
Germany	7.1%
France	7.0%
Australia	4.4%
Spain	4.3%
Italy	4.0%
Netherlands	3.9%
Sweden	2.3%
Other Countries	13.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Material Fund Change [Text Block]
C000182355
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF
Trading Symbol	MFUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection in the information technology sector contributed to relative returns, as the Fund's holdings outperformed the S&P 500 Index (the "Index").

  Security selection in the communication services sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Security selection in the utilities sector contributed to relative returns, as the Fund's holdings outperformed the Index.

  Security selection in the consumer discretionary sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the industrials sector detracted from relative returns, as the Fund's holdings underperformed the Index.

  Security selection in the real estate sector detracted from relative returns, as the Fund's holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception 8/31/17
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (at NAV)	14.45%	16.05%	12.24%
S&P 500 Index	15.16%	16.64%	14.38%
RAFI Dynamic Multi-Factor U.S. Index	14.59%	16.37%	12.58%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 182,658,000
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 481,000
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$182,658
# of Portfolio Holdings	861
Portfolio Turnover Rate	40%
Total Net Management Fees Paid During the Reporting Period	$481
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Financials	16.9%
Health Care	14.6%
Consumer Staples	14.4%
Information Technology	14.1%
Industrials	11.4%
Consumer Discretionary	10.2%
Communication Services	8.0%
Energy	3.3%
Materials	2.5%
Real Estate	2.2%
Utilities	1.9%
Short-Term Instruments	0.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000215599
Shareholder Report [Line Items]
Fund Name	PIMCO RAFI ESG U.S. ETF
Trading Symbol	RAFE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO RAFI ESG U.S. ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.400.4ETF (888.400.4383).
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO RAFI ESG U.S. ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to, and security selection in, the financials sector contributed to relative returns, as the sector and Fund’s holdings outperformed the S&P 500 Index (the "Index").

  No exposure to the energy sector contributed to relative returns, as the sector underperformed the Index.

  Security selection in the communication services sector contributed to relative returns, as the Fund’s holdings outperformed the Index.

  Security selection in the information technology sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  Security selection in the consumer staples sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

  Security selection in the consumer discretionary sector detracted from relative returns, as the Fund’s holdings underperformed the Index.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Since Inception 12/18/19
PIMCO RAFI ESG U.S. ETF (at NAV)	10.32%	14.48%	10.09%
S&P 500 Index	15.16%	16.64%	14.54%
RAFI ESG US Index	10.46%	14.79%	10.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.400.4ETF (888.400.4383).
AssetsNet	$ 91,550,000
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 205,000
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$91,550
# of Portfolio Holdings	267
Portfolio Turnover Rate	22%
Total Net Management Fees Paid During the Reporting Period	$205
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund’s net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Information Technology	30.6%
Health Care	21.1%
Financials	15.0%
Communication Services	7.8%
Consumer Staples	7.6%
Consumer Discretionary	6.3%
Industrials	4.4%
Materials	4.2%
Real Estate	2.2%
Utilities	0.4%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Material Fund Change [Text Block]
C000150054
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2030 Fund
Class Name	Class A
Trading Symbol	PBPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2030 Index
6/30/15	$9,452	$10,000	$10,000
7/31/15	$9,471	$10,210	$10,113
8/31/15	$9,017	$9,594	$9,636
9/30/15	$8,828	$9,356	$9,432
10/31/15	$9,225	$10,145	$9,926
11/30/15	$9,131	$10,176	$9,928
12/31/15	$8,985	$10,015	$9,751
1/31/16	$8,745	$9,518	$9,407
2/29/16	$8,716	$9,505	$9,380
3/31/16	$9,299	$10,150	$9,899
4/30/16	$9,395	$10,189	$9,977
5/31/16	$9,414	$10,372	$10,056
6/30/16	$9,560	$10,399	$10,098
7/31/16	$9,870	$10,783	$10,386
8/31/16	$9,899	$10,798	$10,408
9/30/16	$9,939	$10,800	$10,440
10/31/16	$9,774	$10,603	$10,262
11/30/16	$9,755	$10,996	$10,389
12/31/16	$9,901	$11,213	$10,564
1/31/17	$10,088	$11,426	$10,737
2/28/17	$10,326	$11,879	$10,960
3/31/17	$10,365	$11,893	$11,034
4/30/17	$10,484	$12,015	$11,161
5/31/17	$10,623	$12,184	$11,306
6/30/17	$10,673	$12,260	$11,366
7/31/17	$10,880	$12,512	$11,562
8/31/17	$10,950	$12,551	$11,579
9/30/17	$11,077	$12,810	$11,775
10/31/17	$11,226	$13,109	$11,946
11/30/17	$11,385	$13,511	$12,152
12/31/17	$11,544	$13,661	$12,275
1/31/18	$11,897	$14,443	$12,665
2/28/18	$11,484	$13,911	$12,270
3/31/18	$11,423	$13,557	$12,158
4/30/18	$11,423	$13,609	$12,213
5/31/18	$11,484	$13,937	$12,347
6/30/18	$11,458	$14,023	$12,329
7/31/18	$11,669	$14,544	$12,574
8/31/18	$11,750	$15,018	$12,725
9/30/18	$11,727	$15,104	$12,717
10/31/18	$11,120	$14,072	$12,005
11/30/18	$11,262	$14,358	$12,168
12/31/18	$10,770	$13,062	$11,539
1/31/19	$11,410	$14,109	$12,236
2/28/19	$11,578	$14,562	$12,489
3/31/19	$11,796	$14,845	$12,623
4/30/19	$12,028	$15,446	$12,927
5/31/19	$11,680	$14,464	$12,425
6/30/19	$12,177	$15,483	$13,014
7/31/19	$12,219	$15,706	$13,067
8/31/19	$12,219	$15,457	$12,939
9/30/19	$12,348	$15,746	$13,127
10/31/19	$12,540	$16,087	$13,358
11/30/19	$12,732	$16,671	$13,588
12/31/19	$13,004	$17,175	$13,890
1/31/20	$13,047	$17,168	$13,828
2/29/20	$12,526	$15,755	$13,092
3/31/20	$11,159	$13,809	$11,754
4/30/20	$12,016	$15,579	$12,704
5/31/20	$12,429	$16,321	$13,134
6/30/20	$12,713	$16,645	$13,393
7/31/20	$13,234	$17,584	$13,879
8/31/20	$13,690	$18,848	$14,359
9/30/20	$13,409	$18,132	$14,065
10/31/20	$13,235	$17,650	$13,879
11/30/20	$14,311	$19,582	$15,058
12/31/20	$14,787	$20,334	$15,544
1/31/21	$14,754	$20,129	$15,503
2/28/21	$14,899	$20,684	$15,762
3/31/21	$15,055	$21,590	$16,047
4/30/21	$15,563	$22,742	$16,538
5/31/21	$15,755	$22,901	$16,712
6/30/21	$15,959	$23,436	$16,836
7/31/21	$16,130	$23,993	$16,962
8/31/21	$16,369	$24,722	$17,227
9/30/21	$15,843	$23,572	$16,759
10/31/21	$16,368	$25,224	$17,289
11/30/21	$16,174	$25,049	$17,016
12/31/21	$16,618	$26,172	$17,504
1/31/22	$15,985	$24,817	$16,794
2/28/22	$15,622	$24,074	$16,548
3/31/22	$15,679	$24,968	$16,641
4/30/22	$14,659	$22,791	$15,650
5/31/22	$14,624	$22,833	$15,714
6/30/22	$13,658	$20,948	$14,775
7/31/22	$14,410	$22,879	$15,579
8/31/22	$13,893	$21,946	$15,105
9/30/22	$12,724	$19,925	$14,039
10/31/22	$13,149	$21,538	$14,611
11/30/22	$14,092	$22,742	$15,432
12/31/22	$13,659	$21,432	$15,059
1/31/23	$14,506	$22,778	$15,871
2/28/23	$14,046	$22,223	$15,529
3/31/23	$14,389	$23,038	$15,839
4/30/23	$14,522	$23,398	$16,003
5/31/23	$14,291	$23,500	$15,808
6/30/23	$14,792	$25,053	$16,345
7/31/23	$15,108	$25,857	$16,700
8/31/23	$14,731	$25,446	$16,405
9/30/23	$14,157	$24,232	$15,858
10/31/23	$13,766	$23,723	$15,479
11/30/23	$14,744	$25,889	$16,543
12/31/23	$15,464	$27,066	$17,288
1/31/24	$15,402	$27,520	$17,301
2/29/24	$15,663	$28,990	$17,640
3/31/24	$16,004	$29,923	$18,024
4/30/24	$15,455	$28,700	$17,520
5/31/24	$15,979	$30,124	$18,058
6/30/24	$16,170	$31,204	$18,282
7/31/24	$16,560	$31,584	$18,691
8/31/24	$16,887	$32,350	$19,039
9/30/24	$17,242	$33,041	$19,374
10/31/24	$16,773	$32,742	$18,943
11/30/24	$17,154	$34,664	$19,419
12/31/24	$16,660	$33,837	$18,999
1/31/25	$17,008	$34,780	$19,389
2/28/25	$17,252	$34,326	$19,474
3/31/25	$16,917	$32,392	$19,094
4/30/25	$16,879	$32,172	$19,208
5/31/25	$17,266	$34,197	$19,777
6/30/25	$17,823	$35,936	$20,360

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	10.22%	6.99%	6.55%
Class A (including sales charge)	4.15%	5.79%	5.95%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2030 Index	11.37%	8.74%	7.37%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 580,331,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 60,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$580,331
# of Portfolio Holdings	25
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$60
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	48.9%
Short-Term Instruments	0.2%
Affiliated Investments	50.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	30.6%
Vanguard Developed Markets Index Fund 'Institutional'	12.5%
PIMCO Total Return Fund	11.0%
PIMCO Long-Term Real Return Fund	9.0%
PIMCO Long-Term U.S. Government Fund	8.2%
PIMCO Income Fund	7.6%
PIMCO Real Return Fund	4.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.2%
PIMCO Emerging Markets Local Currency and Bond Fund	2.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.15% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.15% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150050
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2030 Fund
Class Name	Institutional Class
Trading Symbol	PBPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2030 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	S&P Target Date 2030 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,003,000	$1,020,951	$1,011,297
8/31/15	$955,000	$959,353	$963,567
9/30/15	$935,837	$935,615	$943,169
10/31/15	$977,919	$1,014,539	$992,578
11/30/15	$968,902	$1,017,556	$992,816
12/31/15	$953,457	$1,001,507	$975,051
1/31/16	$927,936	$951,808	$940,701
2/29/16	$925,895	$950,524	$937,962
3/31/16	$987,718	$1,015,006	$989,864
4/30/16	$998,965	$1,018,940	$997,672
5/31/16	$1,001,010	$1,037,239	$1,005,591
6/30/16	$1,016,745	$1,039,926	$1,009,842
7/31/16	$1,050,739	$1,078,267	$1,038,561
8/31/16	$1,053,830	$1,079,781	$1,040,764
9/30/16	$1,057,466	$1,079,985	$1,044,042
10/31/16	$1,041,991	$1,060,285	$1,026,240
11/30/16	$1,039,928	$1,099,552	$1,038,864
12/31/16	$1,056,298	$1,121,286	$1,056,430
1/31/17	$1,076,308	$1,142,553	$1,073,672
2/28/17	$1,101,583	$1,187,919	$1,095,956
3/31/17	$1,105,796	$1,189,305	$1,103,434
4/30/17	$1,118,434	$1,201,519	$1,116,125
5/31/17	$1,134,231	$1,218,428	$1,130,571
6/30/17	$1,140,814	$1,226,033	$1,136,599
7/31/17	$1,161,920	$1,251,243	$1,156,214
8/31/17	$1,170,363	$1,255,074	$1,157,948
9/30/17	$1,183,978	$1,280,963	$1,177,548
10/31/17	$1,200,938	$1,310,855	$1,194,609
11/30/17	$1,218,957	$1,351,059	$1,215,231
12/31/17	$1,236,411	$1,366,081	$1,227,453
1/31/18	$1,274,074	$1,444,294	$1,266,493
2/28/18	$1,231,031	$1,391,062	$1,227,028
3/31/18	$1,224,574	$1,355,710	$1,215,833
4/30/18	$1,225,651	$1,360,912	$1,221,350
5/31/18	$1,232,107	$1,393,686	$1,234,726
6/30/18	$1,229,866	$1,402,264	$1,232,851
7/31/18	$1,253,621	$1,454,447	$1,257,384
8/31/18	$1,262,259	$1,501,841	$1,272,458
9/30/18	$1,259,694	$1,510,389	$1,271,666
10/31/18	$1,195,733	$1,407,154	$1,200,486
11/30/18	$1,211,994	$1,435,829	$1,216,789
12/31/18	$1,158,901	$1,306,187	$1,153,903
1/31/19	$1,227,535	$1,410,859	$1,223,591
2/28/19	$1,246,663	$1,456,159	$1,248,881
3/31/19	$1,270,303	$1,484,455	$1,262,262
4/30/19	$1,296,320	$1,544,560	$1,292,743
5/31/19	$1,258,992	$1,446,406	$1,242,455
6/30/19	$1,313,930	$1,548,343	$1,301,399
7/31/19	$1,318,485	$1,570,597	$1,306,735
8/31/19	$1,319,623	$1,545,718	$1,293,863
9/30/19	$1,333,535	$1,574,639	$1,312,748
10/31/19	$1,355,302	$1,608,745	$1,335,776
11/30/19	$1,375,924	$1,667,141	$1,358,832
12/31/19	$1,405,906	$1,717,458	$1,389,021
1/31/20	$1,411,754	$1,716,785	$1,382,776
2/29/20	$1,356,781	$1,575,461	$1,309,237
3/31/20	$1,208,941	$1,380,871	$1,175,388
4/30/20	$1,302,567	$1,557,890	$1,270,434
5/31/20	$1,347,039	$1,632,089	$1,313,401
6/30/20	$1,378,232	$1,664,547	$1,339,264
7/31/20	$1,435,658	$1,758,403	$1,387,885
8/31/20	$1,484,881	$1,884,798	$1,435,886
9/30/20	$1,455,736	$1,813,182	$1,406,466
10/31/20	$1,436,953	$1,764,962	$1,387,939
11/30/20	$1,554,351	$1,958,162	$1,505,805
12/31/20	$1,606,736	$2,033,450	$1,554,436
1/31/21	$1,604,320	$2,012,921	$1,550,286
2/28/21	$1,620,025	$2,068,427	$1,576,227
3/31/21	$1,638,581	$2,159,015	$1,604,738
4/30/21	$1,693,608	$2,274,239	$1,653,802
5/31/21	$1,715,618	$2,290,123	$1,671,174
6/30/21	$1,738,497	$2,343,585	$1,683,629
7/31/21	$1,758,239	$2,399,257	$1,696,159
8/31/21	$1,785,384	$2,472,208	$1,722,707
9/30/21	$1,728,578	$2,357,226	$1,675,939
10/31/21	$1,785,537	$2,522,377	$1,728,905
11/30/21	$1,765,725	$2,504,900	$1,701,571
12/31/21	$1,814,946	$2,617,160	$1,750,381
1/31/22	$1,746,265	$2,481,730	$1,679,363
2/28/22	$1,706,838	$2,407,423	$1,654,807
3/31/22	$1,714,753	$2,496,810	$1,664,088
4/30/22	$1,602,561	$2,279,083	$1,564,989
5/31/22	$1,600,011	$2,283,265	$1,571,366
6/30/22	$1,495,592	$2,094,795	$1,477,474
7/31/22	$1,577,472	$2,287,945	$1,557,924
8/31/22	$1,521,180	$2,194,638	$1,510,459
9/30/22	$1,395,007	$1,992,515	$1,403,898
10/31/22	$1,441,251	$2,153,832	$1,461,060
11/30/22	$1,545,298	$2,274,196	$1,543,201
12/31/22	$1,497,660	$2,143,170	$1,505,945
1/31/23	$1,591,346	$2,277,834	$1,587,114
2/28/23	$1,541,204	$2,222,257	$1,552,852
3/31/23	$1,579,986	$2,303,845	$1,583,939
4/30/23	$1,594,578	$2,339,805	$1,600,341
5/31/23	$1,570,699	$2,349,975	$1,580,784
6/30/23	$1,625,804	$2,505,250	$1,634,544
7/31/23	$1,661,726	$2,585,731	$1,669,950
8/31/23	$1,620,482	$2,544,562	$1,640,503
9/30/23	$1,557,777	$2,423,243	$1,585,817
10/31/23	$1,514,988	$2,372,291	$1,547,947
11/30/23	$1,624,634	$2,588,941	$1,654,322
12/31/23	$1,702,909	$2,706,559	$1,728,783
1/31/24	$1,697,477	$2,752,040	$1,730,122
2/29/24	$1,727,353	$2,898,987	$1,764,015
3/31/24	$1,765,037	$2,992,260	$1,802,449
4/30/24	$1,704,881	$2,870,043	$1,752,009
5/31/24	$1,763,670	$3,012,353	$1,805,833
6/30/24	$1,786,500	$3,120,443	$1,828,183
7/31/24	$1,829,298	$3,158,426	$1,869,099
8/31/24	$1,866,575	$3,235,039	$1,903,892
9/30/24	$1,907,287	$3,304,130	$1,937,398
10/31/24	$1,854,384	$3,274,166	$1,894,287
11/30/24	$1,898,934	$3,466,363	$1,941,860
12/31/24	$1,844,453	$3,383,732	$1,899,894
1/31/25	$1,884,028	$3,477,960	$1,938,918
2/28/25	$1,910,882	$3,432,579	$1,947,409
3/31/25	$1,874,471	$3,239,172	$1,909,450
4/30/25	$1,871,633	$3,217,208	$1,920,836
5/31/25	$1,914,203	$3,419,714	$1,977,654
6/30/25	$1,976,247	$3,593,616	$2,035,970

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	10.62%	7.47%	7.05%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2030 Index	11.37%	8.74%	7.37%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 580,331,000
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 60,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$580,331
# of Portfolio Holdings	25
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$60
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	48.9%
Short-Term Instruments	0.2%
Affiliated Investments	50.5%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	30.6%
Vanguard Developed Markets Index Fund 'Institutional'	12.5%
PIMCO Total Return Fund	11.0%
PIMCO Long-Term Real Return Fund	9.0%
PIMCO Long-Term U.S. Government Fund	8.2%
PIMCO Income Fund	7.6%
PIMCO Real Return Fund	4.9%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	4.2%
PIMCO Emerging Markets Local Currency and Bond Fund	2.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.15% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.15% as a result of the Fund's exposure to fees and expenses related to the Fund's investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150061
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2035 Fund
Class Name	Class A
Trading Symbol	PDGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2035 Index
6/30/15	$9,453	$10,000	$10,000
7/31/15	$9,463	$10,210	$10,117
8/31/15	$8,944	$9,594	$9,602
9/30/15	$8,735	$9,356	$9,380
10/31/15	$9,178	$10,145	$9,911
11/30/15	$9,084	$10,176	$9,916
12/31/15	$8,929	$10,015	$9,726
1/31/16	$8,624	$9,518	$9,346
2/29/16	$8,595	$9,505	$9,310
3/31/16	$9,228	$10,150	$9,862
4/30/16	$9,314	$10,189	$9,944
5/31/16	$9,343	$10,372	$10,030
6/30/16	$9,473	$10,399	$10,061
7/31/16	$9,780	$10,783	$10,370
8/31/16	$9,799	$10,798	$10,396
9/30/16	$9,837	$10,800	$10,429
10/31/16	$9,674	$10,603	$10,241
11/30/16	$9,693	$10,996	$10,397
12/31/16	$9,863	$11,213	$10,587
1/31/17	$10,048	$11,426	$10,774
2/28/17	$10,302	$11,879	$11,013
3/31/17	$10,351	$11,893	$11,096
4/30/17	$10,467	$12,015	$11,229
5/31/17	$10,614	$12,184	$11,384
6/30/17	$10,673	$12,260	$11,454
7/31/17	$10,887	$12,512	$11,672
8/31/17	$10,956	$12,551	$11,683
9/30/17	$11,096	$12,810	$11,909
10/31/17	$11,263	$13,109	$12,102
11/30/17	$11,439	$13,511	$12,335
12/31/17	$11,596	$13,661	$12,469
1/31/18	$11,993	$14,443	$12,929
2/28/18	$11,566	$13,911	$12,488
3/31/18	$11,477	$13,557	$12,352
4/30/18	$11,496	$13,609	$12,422
5/31/18	$11,566	$13,937	$12,563
6/30/18	$11,533	$14,023	$12,539
7/31/18	$11,771	$14,544	$12,820
8/31/18	$11,860	$15,018	$12,983
9/30/18	$11,841	$15,104	$12,980
10/31/18	$11,173	$14,072	$12,169
11/30/18	$11,342	$14,358	$12,349
12/31/18	$10,753	$13,062	$11,611
1/31/19	$11,453	$14,109	$12,388
2/28/19	$11,651	$14,562	$12,677
3/31/19	$11,851	$14,845	$12,804
4/30/19	$12,124	$15,446	$13,151
5/31/19	$11,683	$14,464	$12,551
6/30/19	$12,242	$15,483	$13,212
7/31/19	$12,274	$15,706	$13,267
8/31/19	$12,211	$15,457	$13,081
9/30/19	$12,366	$15,746	$13,307
10/31/19	$12,589	$16,087	$13,571
11/30/19	$12,811	$16,671	$13,835
12/31/19	$13,127	$17,175	$14,186
1/31/20	$13,105	$17,168	$14,081
2/29/20	$12,468	$15,755	$13,203
3/31/20	$10,946	$13,809	$11,676
4/30/20	$11,853	$15,579	$12,723
5/31/20	$12,296	$16,321	$13,201
6/30/20	$12,603	$16,645	$13,491
7/31/20	$13,132	$17,584	$14,030
8/31/20	$13,651	$18,848	$14,611
9/30/20	$13,348	$18,132	$14,261
10/31/20	$13,142	$17,650	$14,051
11/30/20	$14,331	$19,582	$15,425
12/31/20	$14,854	$20,334	$16,001
1/31/21	$14,810	$20,129	$15,962
2/28/21	$15,029	$20,684	$16,308
3/31/21	$15,276	$21,590	$16,677
4/30/21	$15,830	$22,742	$17,252
5/31/21	$16,052	$22,901	$17,454
6/30/21	$16,254	$23,436	$17,586
7/31/21	$16,410	$23,993	$17,708
8/31/21	$16,701	$24,722	$18,037
9/30/21	$16,118	$23,572	$17,479
10/31/21	$16,734	$25,224	$18,129
11/30/21	$16,476	$25,049	$17,784
12/31/21	$17,013	$26,172	$18,389
1/31/22	$16,335	$24,817	$17,569
2/28/22	$15,933	$24,074	$17,285
3/31/22	$16,071	$24,968	$17,465
4/30/22	$14,967	$22,791	$16,325
5/31/22	$14,967	$22,833	$16,395
6/30/22	$13,903	$20,948	$15,273
7/31/22	$14,755	$22,879	$16,213
8/31/22	$14,202	$21,946	$15,669
9/30/22	$12,942	$19,925	$14,434
10/31/22	$13,495	$21,538	$15,137
11/30/22	$14,534	$22,742	$16,091
12/31/22	$14,049	$21,432	$15,633
1/31/23	$14,971	$22,778	$16,583
2/28/23	$14,498	$22,223	$16,191
3/31/23	$14,869	$23,038	$16,522
4/30/23	$15,023	$23,398	$16,712
5/31/23	$14,798	$23,500	$16,486
6/30/23	$15,404	$25,053	$17,163
7/31/23	$15,795	$25,857	$17,604
8/31/23	$15,380	$25,446	$17,250
9/30/23	$14,761	$24,232	$16,625
10/31/23	$14,345	$23,723	$16,188
11/30/23	$15,439	$25,889	$17,405
12/31/23	$16,196	$27,066	$18,233
1/31/24	$16,148	$27,520	$18,257
2/29/24	$16,534	$28,990	$18,726
3/31/24	$16,939	$29,923	$19,187
4/30/24	$16,346	$28,700	$18,611
5/31/24	$16,952	$30,124	$19,244
6/30/24	$17,176	$31,204	$19,489
7/31/24	$17,579	$31,584	$19,936
8/31/24	$17,945	$32,350	$20,329
9/30/24	$18,341	$33,041	$20,708
10/31/24	$17,849	$32,742	$20,231
11/30/24	$18,341	$34,664	$20,789
12/31/24	$17,810	$33,837	$20,309
1/31/25	$18,224	$34,780	$20,782
2/28/25	$18,411	$34,326	$20,819
3/31/25	$17,988	$32,392	$20,339
4/30/25	$17,975	$32,172	$20,480
5/31/25	$18,527	$34,197	$21,215
6/30/25	$19,181	$35,936	$21,906

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	11.67%	8.76%	7.33%
Class A (including sales charge)	5.52%	7.54%	6.73%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2035 Index	12.40%	10.18%	8.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 638,497,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 128,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$638,497
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$128
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	60.3%
Short-Term Instruments	0.2%
Affiliated Investments	40.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	36.2%
Vanguard Developed Markets Index Fund 'Institutional'	15.6%
PIMCO Total Return Fund	8.6%
PIMCO Long-Term Real Return Fund	6.8%
PIMCO Long-Term U.S. Government Fund	5.9%
PIMCO Income Fund	5.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.7%
PIMCO Real Return Fund	3.7%
Vanguard Small-Cap Index Fund 'Institutional'	2.7%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150057
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2035 Fund
Class Name	Institutional Class
Trading Symbol	PDGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2035 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	S&P Target Date 2035 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,001,992	$1,020,951	$1,011,688
8/31/15	$947,211	$959,353	$960,231
9/30/15	$925,970	$935,615	$937,957
10/31/15	$972,868	$1,014,539	$991,102
11/30/15	$963,887	$1,017,556	$991,632
12/31/15	$946,579	$1,001,507	$972,646
1/31/16	$915,128	$951,808	$934,649
2/29/16	$912,084	$950,524	$930,996
3/31/16	$979,398	$1,015,006	$986,214
4/30/16	$989,558	$1,018,940	$994,422
5/31/16	$992,606	$1,037,239	$1,002,997
6/30/16	$1,006,430	$1,039,926	$1,006,090
7/31/16	$1,041,241	$1,078,267	$1,036,989
8/31/16	$1,043,288	$1,079,781	$1,039,552
9/30/16	$1,048,042	$1,079,985	$1,042,945
10/31/16	$1,030,609	$1,060,285	$1,024,086
11/30/16	$1,032,660	$1,099,552	$1,039,732
12/31/16	$1,051,146	$1,121,286	$1,058,745
1/31/17	$1,072,002	$1,142,553	$1,077,380
2/28/17	$1,099,115	$1,187,919	$1,101,311
3/31/17	$1,104,329	$1,189,305	$1,109,631
4/30/17	$1,116,843	$1,201,519	$1,122,942
5/31/17	$1,133,528	$1,218,428	$1,138,399
6/30/17	$1,140,141	$1,226,033	$1,145,391
7/31/17	$1,164,177	$1,251,243	$1,167,248
8/31/17	$1,171,492	$1,255,074	$1,168,336
9/30/17	$1,186,643	$1,280,963	$1,190,905
10/31/17	$1,204,480	$1,310,855	$1,210,244
11/30/17	$1,224,415	$1,351,059	$1,233,520
12/31/17	$1,241,702	$1,366,081	$1,246,941
1/31/18	$1,285,402	$1,444,294	$1,292,889
2/28/18	$1,239,571	$1,391,062	$1,248,789
3/31/18	$1,231,044	$1,355,710	$1,235,159
4/30/18	$1,233,176	$1,360,912	$1,242,179
5/31/18	$1,240,636	$1,393,686	$1,256,329
6/30/18	$1,237,691	$1,402,264	$1,253,913
7/31/18	$1,264,412	$1,454,447	$1,281,952
8/31/18	$1,274,031	$1,501,841	$1,298,301
9/30/18	$1,272,990	$1,510,389	$1,298,024
10/31/18	$1,202,149	$1,407,154	$1,216,910
11/30/18	$1,220,396	$1,435,829	$1,234,904
12/31/18	$1,157,716	$1,306,187	$1,161,144
1/31/19	$1,233,170	$1,410,859	$1,238,836
2/28/19	$1,255,694	$1,456,159	$1,267,650
3/31/19	$1,277,420	$1,484,455	$1,280,394
4/30/19	$1,306,890	$1,544,560	$1,315,121
5/31/19	$1,260,418	$1,446,406	$1,255,119
6/30/19	$1,320,265	$1,548,343	$1,321,151
7/31/19	$1,324,825	$1,570,597	$1,326,709
8/31/19	$1,317,985	$1,545,718	$1,308,092
9/30/19	$1,335,999	$1,574,639	$1,330,712
10/31/19	$1,361,228	$1,608,745	$1,357,091
11/30/19	$1,385,310	$1,667,141	$1,383,463
12/31/19	$1,420,207	$1,717,458	$1,418,640
1/31/20	$1,417,867	$1,716,785	$1,408,122
2/29/20	$1,350,015	$1,575,461	$1,320,295
3/31/20	$1,184,789	$1,380,871	$1,167,612
4/30/20	$1,284,302	$1,557,890	$1,272,322
5/31/20	$1,332,302	$1,632,089	$1,320,056
6/30/20	$1,366,089	$1,664,547	$1,349,149
7/31/20	$1,423,546	$1,758,403	$1,403,047
8/31/20	$1,481,004	$1,884,798	$1,461,057
9/30/20	$1,449,403	$1,813,182	$1,426,101
10/31/20	$1,427,087	$1,764,962	$1,405,083
11/30/20	$1,556,288	$1,958,162	$1,542,460
12/31/20	$1,615,224	$2,033,450	$1,600,075
1/31/21	$1,610,442	$2,012,921	$1,596,154
2/28/21	$1,635,549	$2,068,427	$1,630,793
3/31/21	$1,662,925	$2,159,015	$1,667,677
4/30/21	$1,724,515	$2,274,239	$1,725,164
5/31/21	$1,747,460	$2,290,123	$1,745,422
6/30/21	$1,771,584	$2,343,585	$1,758,575
7/31/21	$1,789,860	$2,399,257	$1,770,751
8/31/21	$1,821,539	$2,472,208	$1,803,740
9/30/21	$1,759,384	$2,357,226	$1,747,853
10/31/21	$1,826,630	$2,522,377	$1,812,893
11/30/21	$1,799,732	$2,504,900	$1,778,395
12/31/21	$1,858,384	$2,617,160	$1,838,891
1/31/22	$1,784,249	$2,481,730	$1,756,882
2/28/22	$1,741,528	$2,407,423	$1,728,516
3/31/22	$1,757,156	$2,496,810	$1,746,511
4/30/22	$1,637,664	$2,279,083	$1,632,498
5/31/22	$1,638,922	$2,283,265	$1,639,472
6/30/22	$1,523,070	$2,094,795	$1,527,329
7/31/22	$1,615,110	$2,287,945	$1,621,300
8/31/22	$1,555,851	$2,194,638	$1,566,858
9/30/22	$1,418,787	$1,992,515	$1,443,366
10/31/22	$1,479,483	$2,153,832	$1,513,693
11/30/22	$1,594,554	$2,274,196	$1,609,125
12/31/22	$1,541,120	$2,143,170	$1,563,323
1/31/23	$1,643,602	$2,277,834	$1,658,284
2/28/23	$1,591,712	$2,222,257	$1,619,110
3/31/23	$1,632,623	$2,303,845	$1,652,162
4/30/23	$1,650,836	$2,339,805	$1,671,222
5/31/23	$1,626,119	$2,349,975	$1,648,569
6/30/23	$1,694,526	$2,505,250	$1,716,310
7/31/23	$1,737,541	$2,585,731	$1,760,399
8/31/23	$1,693,222	$2,544,562	$1,724,978
9/30/23	$1,625,246	$2,423,243	$1,662,461
10/31/23	$1,580,719	$2,372,291	$1,618,825
11/30/23	$1,701,204	$2,588,941	$1,740,519
12/31/23	$1,785,546	$2,706,559	$1,823,325
1/31/24	$1,780,224	$2,752,040	$1,825,681
2/29/24	$1,824,131	$2,898,987	$1,872,601
3/31/24	$1,869,205	$2,992,260	$1,918,666
4/30/24	$1,805,026	$2,870,043	$1,861,091
5/31/24	$1,871,879	$3,012,353	$1,924,395
6/30/24	$1,897,352	$3,120,443	$1,948,921
7/31/24	$1,943,201	$3,158,426	$1,993,590
8/31/24	$1,983,656	$3,235,039	$2,032,927
9/30/24	$2,027,758	$3,304,130	$2,070,810
10/31/24	$1,974,789	$3,274,166	$2,023,061
11/30/24	$2,030,474	$3,466,363	$2,078,922
12/31/24	$1,971,693	$3,383,732	$2,030,913
1/31/25	$2,018,837	$3,477,960	$2,078,167
2/28/25	$2,039,635	$3,432,579	$2,081,869
3/31/25	$1,993,271	$3,239,172	$2,033,943
4/30/25	$1,991,881	$3,217,208	$2,047,956
5/31/25	$2,055,821	$3,419,714	$2,121,542
6/30/25	$2,127,721	$3,593,616	$2,190,643

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	12.14%	9.27%	7.84%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2035 Index	12.40%	10.18%	8.16%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 638,497,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 128,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$638,497
# of Portfolio Holdings	21
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$128
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	60.3%
Short-Term Instruments	0.2%
Affiliated Investments	40.0%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	36.2%
Vanguard Developed Markets Index Fund 'Institutional'	15.6%
PIMCO Total Return Fund	8.6%
PIMCO Long-Term Real Return Fund	6.8%
PIMCO Long-Term U.S. Government Fund	5.9%
PIMCO Income Fund	5.8%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	5.7%
PIMCO Real Return Fund	3.7%
Vanguard Small-Cap Index Fund 'Institutional'	2.7%
PIMCO Emerging Markets Local Currency and Bond Fund	2.2%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.10% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150068
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2040 Fund
Class Name	Class A
Trading Symbol	PVPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2040 Index
6/30/15	$9,447	$10,000	$10,000
7/31/15	$9,456	$10,210	$10,119
8/31/15	$8,931	$9,594	$9,577
9/30/15	$8,724	$9,356	$9,340
10/31/15	$9,175	$10,145	$9,898
11/30/15	$9,100	$10,176	$9,906
12/31/15	$8,936	$10,015	$9,706
1/31/16	$8,594	$9,518	$9,301
2/29/16	$8,565	$9,505	$9,258
3/31/16	$9,196	$10,150	$9,834
4/30/16	$9,282	$10,189	$9,919
5/31/16	$9,310	$10,372	$10,009
6/30/16	$9,437	$10,399	$10,032
7/31/16	$9,754	$10,783	$10,356
8/31/16	$9,773	$10,798	$10,384
9/30/16	$9,808	$10,800	$10,420
10/31/16	$9,635	$10,603	$10,224
11/30/16	$9,674	$10,996	$10,402
12/31/16	$9,842	$11,213	$10,602
1/31/17	$10,036	$11,426	$10,799
2/28/17	$10,299	$11,879	$11,050
3/31/17	$10,347	$11,893	$11,139
4/30/17	$10,464	$12,015	$11,276
5/31/17	$10,620	$12,184	$11,437
6/30/17	$10,686	$12,260	$11,514
7/31/17	$10,910	$12,512	$11,746
8/31/17	$10,968	$12,551	$11,751
9/30/17	$11,124	$12,810	$11,998
10/31/17	$11,290	$13,109	$12,207
11/30/17	$11,485	$13,511	$12,461
12/31/17	$11,638	$13,661	$12,602
1/31/18	$12,085	$14,443	$13,107
2/28/18	$11,628	$13,911	$12,633
3/31/18	$11,529	$13,557	$12,483
4/30/18	$11,558	$13,609	$12,563
5/31/18	$11,638	$13,937	$12,715
6/30/18	$11,596	$14,023	$12,688
7/31/18	$11,864	$14,544	$12,990
8/31/18	$11,953	$15,018	$13,159
9/30/18	$11,948	$15,104	$13,160
10/31/18	$11,220	$14,072	$12,284
11/30/18	$11,409	$14,358	$12,475
12/31/18	$10,751	$13,062	$11,669
1/31/19	$11,491	$14,109	$12,497
2/28/19	$11,721	$14,562	$12,807
3/31/19	$11,901	$14,845	$12,932
4/30/19	$12,204	$15,446	$13,306
5/31/19	$11,681	$14,464	$12,645
6/30/19	$12,290	$15,483	$13,355
7/31/19	$12,322	$15,706	$13,412
8/31/19	$12,206	$15,457	$13,183
9/30/19	$12,388	$15,746	$13,434
10/31/19	$12,642	$16,087	$13,720
11/30/19	$12,885	$16,671	$14,008
12/31/19	$13,241	$17,175	$14,395
1/31/20	$13,154	$17,168	$14,259
2/29/20	$12,409	$15,755	$13,281
3/31/20	$10,821	$13,809	$11,626
4/30/20	$11,783	$15,579	$12,738
5/31/20	$12,247	$16,321	$13,251
6/30/20	$12,557	$16,645	$13,563
7/31/20	$13,108	$17,584	$14,136
8/31/20	$13,691	$18,848	$14,782
9/30/20	$13,355	$18,132	$14,396
10/31/20	$13,128	$17,650	$14,173
11/30/20	$14,415	$19,582	$15,678
12/31/20	$14,990	$20,334	$16,319
1/31/21	$14,936	$20,129	$16,287
2/28/21	$15,220	$20,684	$16,696
3/31/21	$15,538	$21,590	$17,124
4/30/21	$16,123	$22,742	$17,757
5/31/21	$16,367	$22,901	$17,982
6/30/21	$16,563	$23,436	$18,115
7/31/21	$16,719	$23,993	$18,236
8/31/21	$17,042	$24,722	$18,612
9/30/21	$16,416	$23,572	$17,989
10/31/21	$17,097	$25,224	$18,727
11/30/21	$16,773	$25,049	$18,328
12/31/21	$17,381	$26,172	$19,020
1/31/22	$16,657	$24,817	$18,120
2/28/22	$16,244	$24,074	$17,817
3/31/22	$16,428	$24,968	$18,063
4/30/22	$15,268	$22,791	$16,820
5/31/22	$15,291	$22,833	$16,891
6/30/22	$14,148	$20,948	$15,623
7/31/22	$15,044	$22,879	$16,663
8/31/22	$14,470	$21,946	$16,074
9/30/22	$13,134	$19,925	$14,713
10/31/22	$13,767	$21,538	$15,525
11/30/22	$14,882	$22,742	$16,581
12/31/22	$14,340	$21,432	$16,061
1/31/23	$15,328	$22,778	$17,108
2/28/23	$14,834	$22,223	$16,689
3/31/23	$15,209	$23,038	$17,037
4/30/23	$15,386	$23,398	$17,247
5/31/23	$15,162	$23,500	$16,995
6/30/23	$15,846	$25,053	$17,798
7/31/23	$16,306	$25,857	$18,322
8/31/23	$15,858	$25,446	$17,911
9/30/23	$15,202	$24,232	$17,223
10/31/23	$14,776	$23,723	$16,734
11/30/23	$15,947	$25,889	$18,077
12/31/23	$16,738	$27,066	$18,979
1/31/24	$16,690	$27,520	$19,004
2/29/24	$17,170	$28,990	$19,593
3/31/24	$17,630	$29,923	$20,122
4/30/24	$17,016	$28,700	$19,490
5/31/24	$17,690	$30,124	$20,203
6/30/24	$17,939	$31,204	$20,477
7/31/24	$18,351	$31,584	$20,959
8/31/24	$18,739	$32,350	$21,392
9/30/24	$19,160	$33,041	$21,807
10/31/24	$18,661	$32,742	$21,301
11/30/24	$19,246	$34,664	$21,965
12/31/24	$18,699	$33,837	$21,421
1/31/25	$19,171	$34,780	$21,971
2/28/25	$19,283	$34,326	$21,949
3/31/25	$18,759	$32,392	$21,352
4/30/25	$18,772	$32,172	$21,498
5/31/25	$19,493	$34,197	$22,399
6/30/25	$20,234	$35,936	$23,198

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	12.79%	10.01%	7.91%
Class A (including sales charge)	6.60%	8.77%	7.30%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2040 Index	13.28%	11.33%	8.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 575,615,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 171,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$575,615
# of Portfolio Holdings	20
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$171
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	71.5%
Short-Term Instruments	0.1%
Affiliated Investments	29.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	42.9%
Vanguard Developed Markets Index Fund 'Institutional'	18.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.2%
PIMCO Total Return Fund	5.9%
PIMCO Long-Term Real Return Fund	4.8%
PIMCO Income Fund	3.8%
PIMCO Long-Term U.S. Government Fund	3.5%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Real Return Fund	2.6%
PIMCO Emerging Markets Local Currency and Bond Fund	1.7%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150064
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2040 Fund
Class Name	Institutional Class
Trading Symbol	PVPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2040 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	S&P Target Date 2040 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,001,986	$1,020,951	$1,011,922
8/31/15	$946,375	$959,353	$957,734
9/30/15	$925,435	$935,615	$934,031
10/31/15	$973,200	$1,014,539	$989,817
11/30/15	$965,239	$1,017,556	$990,572
12/31/15	$948,447	$1,001,507	$970,637
1/31/16	$913,095	$951,808	$930,117
2/29/16	$910,065	$950,524	$925,838
3/31/16	$977,986	$1,015,006	$983,448
4/30/16	$987,097	$1,018,940	$991,935
5/31/16	$990,135	$1,037,239	$1,000,882
6/30/16	$1,004,823	$1,039,926	$1,003,216
7/31/16	$1,038,521	$1,078,267	$1,035,643
8/31/16	$1,040,563	$1,079,781	$1,038,439
9/30/16	$1,045,341	$1,079,985	$1,042,000
10/31/16	$1,027,953	$1,060,285	$1,022,449
11/30/16	$1,031,022	$1,099,552	$1,040,233
12/31/16	$1,049,429	$1,121,286	$1,060,199
1/31/17	$1,071,205	$1,142,553	$1,079,908
2/28/17	$1,099,204	$1,187,919	$1,104,974
3/31/17	$1,105,426	$1,189,305	$1,113,908
4/30/17	$1,118,907	$1,201,519	$1,127,612
5/31/17	$1,135,498	$1,218,428	$1,143,698
6/30/17	$1,142,811	$1,226,033	$1,151,353
7/31/17	$1,167,745	$1,251,243	$1,174,559
8/31/17	$1,175,018	$1,255,074	$1,175,112
9/30/17	$1,191,727	$1,280,963	$1,199,822
10/31/17	$1,210,494	$1,310,855	$1,220,728
11/30/17	$1,231,347	$1,351,059	$1,246,073
12/31/17	$1,248,237	$1,366,081	$1,260,212
1/31/18	$1,297,104	$1,444,294	$1,310,696
2/28/18	$1,248,237	$1,391,062	$1,263,347
3/31/18	$1,238,676	$1,355,710	$1,248,320
4/30/18	$1,241,863	$1,360,912	$1,256,296
5/31/18	$1,250,362	$1,393,686	$1,271,545
6/30/18	$1,247,564	$1,402,264	$1,268,755
7/31/18	$1,276,329	$1,454,447	$1,298,952
8/31/18	$1,286,983	$1,501,841	$1,315,916
9/30/18	$1,286,427	$1,510,389	$1,315,951
10/31/18	$1,209,306	$1,407,154	$1,228,362
11/30/18	$1,229,657	$1,435,829	$1,247,453
12/31/18	$1,158,618	$1,306,187	$1,166,877
1/31/19	$1,239,295	$1,410,859	$1,249,693
2/28/19	$1,263,946	$1,456,159	$1,280,657
3/31/19	$1,284,571	$1,484,455	$1,293,158
4/30/19	$1,318,375	$1,544,560	$1,330,558
5/31/19	$1,262,034	$1,446,406	$1,264,491
6/30/19	$1,327,944	$1,548,343	$1,335,495
7/31/19	$1,332,480	$1,570,597	$1,341,196
8/31/19	$1,320,006	$1,545,718	$1,318,267
9/30/19	$1,340,745	$1,574,639	$1,343,430
10/31/19	$1,368,131	$1,608,745	$1,371,966
11/30/19	$1,395,516	$1,667,141	$1,400,820
12/31/19	$1,433,465	$1,717,458	$1,439,548
1/31/20	$1,426,473	$1,716,785	$1,425,883
2/29/20	$1,346,059	$1,575,461	$1,328,103
3/31/20	$1,173,193	$1,380,871	$1,162,592
4/30/20	$1,278,151	$1,557,890	$1,273,838
5/31/20	$1,329,464	$1,632,089	$1,325,107
6/30/20	$1,364,588	$1,664,547	$1,356,310
7/31/20	$1,424,172	$1,758,403	$1,413,558
8/31/20	$1,487,261	$1,884,798	$1,478,242
9/30/20	$1,452,184	$1,813,182	$1,439,617
10/31/20	$1,428,781	$1,764,962	$1,417,252
11/30/20	$1,569,202	$1,958,162	$1,567,827
12/31/20	$1,631,346	$2,033,450	$1,631,948
1/31/21	$1,627,784	$2,012,921	$1,628,742
2/28/21	$1,658,654	$2,068,427	$1,669,561
3/31/21	$1,693,578	$2,159,015	$1,712,430
4/30/21	$1,759,499	$2,274,239	$1,775,655
5/31/21	$1,785,868	$2,290,123	$1,798,193
6/30/21	$1,808,131	$2,343,585	$1,811,543
7/31/21	$1,826,261	$2,399,257	$1,823,605
8/31/21	$1,861,312	$2,472,208	$1,861,223
9/30/21	$1,793,632	$2,357,226	$1,798,913
10/31/21	$1,868,872	$2,522,377	$1,872,742
11/30/21	$1,834,893	$2,504,900	$1,832,791
12/31/21	$1,902,148	$2,617,160	$1,902,001
1/31/22	$1,823,464	$2,481,730	$1,812,023
2/28/22	$1,778,502	$2,407,423	$1,781,738
3/31/22	$1,800,103	$2,496,810	$1,806,270
4/30/22	$1,673,934	$2,279,083	$1,682,007
5/31/22	$1,676,432	$2,283,265	$1,689,105
6/30/22	$1,551,438	$2,094,795	$1,562,343
7/31/22	$1,650,279	$2,287,945	$1,666,318
8/31/22	$1,587,721	$2,194,638	$1,607,373
9/30/22	$1,442,042	$1,992,515	$1,471,258
10/31/22	$1,512,263	$2,153,832	$1,552,542
11/30/22	$1,635,150	$2,274,196	$1,658,064
12/31/22	$1,575,704	$2,143,170	$1,606,127
1/31/23	$1,684,861	$2,277,834	$1,710,826
2/28/23	$1,632,209	$2,222,257	$1,668,916
3/31/23	$1,673,336	$2,303,845	$1,703,711
4/30/23	$1,693,947	$2,339,805	$1,724,654
5/31/23	$1,669,472	$2,349,975	$1,699,515
6/30/23	$1,746,135	$2,505,250	$1,779,846
7/31/23	$1,796,430	$2,585,731	$1,832,158
8/31/23	$1,748,714	$2,544,562	$1,791,089
9/30/23	$1,677,073	$2,423,243	$1,722,277
10/31/23	$1,630,452	$2,372,291	$1,673,360
11/30/23	$1,761,251	$2,588,941	$1,807,723
12/31/23	$1,847,540	$2,706,559	$1,897,855
1/31/24	$1,843,595	$2,752,040	$1,900,408
2/29/24	$1,897,509	$2,898,987	$1,959,271
3/31/24	$1,948,344	$2,992,260	$2,012,168
4/30/24	$1,882,299	$2,870,043	$1,949,017
5/31/24	$1,956,270	$3,012,353	$2,020,306
6/30/24	$1,985,724	$3,120,443	$2,047,749
7/31/24	$2,030,975	$3,158,426	$2,095,907
8/31/24	$2,076,226	$3,235,039	$2,139,218
9/30/24	$2,123,019	$3,304,130	$2,180,735
10/31/24	$2,069,442	$3,274,166	$2,130,055
11/30/24	$2,133,735	$3,466,363	$2,196,527
12/31/24	$2,073,675	$3,383,732	$2,142,100
1/31/25	$2,126,952	$3,477,960	$2,197,078
2/28/25	$2,140,612	$3,432,579	$2,194,870
3/31/25	$2,083,616	$3,239,172	$2,135,162
4/30/25	$2,084,986	$3,217,208	$2,149,822
5/31/25	$2,167,180	$3,419,714	$2,239,903
6/30/25	$2,249,720	$3,593,616	$2,319,750

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	13.29%	10.52%	8.45%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2040 Index	13.28%	11.33%	8.78%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 575,615,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 171,000
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$575,615
# of Portfolio Holdings	20
Portfolio Turnover Rate	15%
Total Net Advisory Fees Paid During the Reporting Period	$171
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	71.5%
Short-Term Instruments	0.1%
Affiliated Investments	29.3%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	42.9%
Vanguard Developed Markets Index Fund 'Institutional'	18.4%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.2%
PIMCO Total Return Fund	5.9%
PIMCO Long-Term Real Return Fund	4.8%
PIMCO Income Fund	3.8%
PIMCO Long-Term U.S. Government Fund	3.5%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Real Return Fund	2.6%
PIMCO Emerging Markets Local Currency and Bond Fund	1.7%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.05% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150075
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2045 Fund
Class Name	Class A
Trading Symbol	PVQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2045 Index
6/30/15	$9,448	$10,000	$10,000
7/31/15	$9,448	$10,210	$10,121
8/31/15	$8,886	$9,594	$9,556
9/30/15	$8,676	$9,356	$9,307
10/31/15	$9,145	$10,145	$9,887
11/30/15	$9,060	$10,176	$9,896
12/31/15	$8,897	$10,015	$9,689
1/31/16	$8,527	$9,518	$9,263
2/29/16	$8,489	$9,505	$9,215
3/31/16	$9,137	$10,150	$9,810
4/30/16	$9,222	$10,189	$9,898
5/31/16	$9,241	$10,372	$9,990
6/30/16	$9,371	$10,399	$10,006
7/31/16	$9,696	$10,783	$10,343
8/31/16	$9,705	$10,798	$10,373
9/30/16	$9,740	$10,800	$10,410
10/31/16	$9,568	$10,603	$10,209
11/30/16	$9,596	$10,996	$10,406
12/31/16	$9,765	$11,213	$10,613
1/31/17	$9,978	$11,426	$10,819
2/28/17	$10,239	$11,879	$11,080
3/31/17	$10,297	$11,893	$11,174
4/30/17	$10,414	$12,015	$11,314
5/31/17	$10,568	$12,184	$11,480
6/30/17	$10,636	$12,260	$11,559
7/31/17	$10,868	$12,512	$11,801
8/31/17	$10,917	$12,551	$11,805
9/30/17	$11,078	$12,810	$12,062
10/31/17	$11,262	$13,109	$12,280
11/30/17	$11,456	$13,511	$12,542
12/31/17	$11,614	$13,661	$12,689
1/31/18	$12,087	$14,443	$13,221
2/28/18	$11,614	$13,911	$12,730
3/31/18	$11,506	$13,557	$12,570
4/30/18	$11,536	$13,609	$12,657
5/31/18	$11,634	$13,937	$12,810
6/30/18	$11,595	$14,023	$12,779
7/31/18	$11,870	$14,544	$13,092
8/31/18	$11,969	$15,018	$13,265
9/30/18	$11,969	$15,104	$13,266
10/31/18	$11,207	$14,072	$12,353
11/30/18	$11,405	$14,358	$12,549
12/31/18	$10,697	$13,062	$11,707
1/31/19	$11,469	$14,109	$12,562
2/28/19	$11,709	$14,562	$12,884
3/31/19	$11,893	$14,845	$13,006
4/30/19	$12,218	$15,446	$13,394
5/31/19	$11,641	$14,464	$12,699
6/30/19	$12,276	$15,483	$13,437
7/31/19	$12,308	$15,706	$13,494
8/31/19	$12,139	$15,457	$13,242
9/30/19	$12,351	$15,746	$13,508
10/31/19	$12,616	$16,087	$13,809
11/30/19	$12,871	$16,671	$14,110
12/31/19	$13,249	$17,175	$14,519
1/31/20	$13,130	$17,168	$14,365
2/29/20	$12,309	$15,755	$13,326
3/31/20	$10,655	$13,809	$11,593
4/30/20	$11,660	$15,579	$12,741
5/31/20	$12,158	$16,321	$13,271
6/30/20	$12,477	$16,645	$13,598
7/31/20	$13,040	$17,584	$14,192
8/31/20	$13,645	$18,848	$14,882
9/30/20	$13,288	$18,132	$14,473
10/31/20	$13,061	$17,650	$14,239
11/30/20	$14,413	$19,582	$15,822
12/31/20	$15,017	$20,334	$16,502
1/31/21	$14,962	$20,129	$16,473
2/28/21	$15,290	$20,684	$16,917
3/31/21	$15,655	$21,590	$17,382
4/30/21	$16,284	$22,742	$18,051
5/31/21	$16,526	$22,901	$18,291
6/30/21	$16,724	$23,436	$18,426
7/31/21	$16,879	$23,993	$18,546
8/31/21	$17,213	$24,722	$18,950
9/30/21	$16,561	$23,572	$18,288
10/31/21	$17,296	$25,224	$19,080
11/30/21	$16,940	$25,049	$18,650
12/31/21	$17,588	$26,172	$19,393
1/31/22	$16,821	$24,817	$18,448
2/28/22	$16,409	$24,074	$18,133
3/31/22	$16,638	$24,968	$18,419
4/30/22	$15,435	$22,791	$17,116
5/31/22	$15,470	$22,833	$17,187
6/30/22	$14,267	$20,948	$15,818
7/31/22	$15,195	$22,879	$16,922
8/31/22	$14,577	$21,946	$16,309
9/30/22	$13,208	$19,925	$14,868
10/31/22	$13,907	$21,538	$15,767
11/30/22	$15,065	$22,742	$16,885
12/31/22	$14,487	$21,432	$16,321
1/31/23	$15,518	$22,778	$17,432
2/28/23	$15,026	$22,223	$17,003
3/31/23	$15,401	$23,038	$17,354
4/30/23	$15,601	$23,398	$17,576
5/31/23	$15,366	$23,500	$17,311
6/30/23	$16,117	$25,053	$18,198
7/31/23	$16,622	$25,857	$18,777
8/31/23	$16,153	$25,446	$18,325
9/30/23	$15,473	$24,232	$17,592
10/31/23	$15,037	$23,723	$17,068
11/30/23	$16,274	$25,889	$18,496
12/31/23	$17,084	$27,066	$19,444
1/31/24	$17,025	$27,520	$19,472
2/29/24	$17,597	$28,990	$20,144
3/31/24	$18,095	$29,923	$20,719
4/30/24	$17,460	$28,700	$20,049
5/31/24	$18,179	$30,124	$20,818
6/30/24	$18,449	$31,204	$21,098
7/31/24	$18,859	$31,584	$21,602
8/31/24	$19,292	$32,350	$22,062
9/30/24	$19,721	$33,041	$22,510
10/31/24	$19,213	$32,742	$21,964
11/30/24	$19,842	$34,664	$22,665
12/31/24	$19,282	$33,837	$22,084
1/31/25	$19,803	$34,780	$22,692
2/28/25	$19,877	$34,326	$22,638
3/31/25	$19,304	$32,392	$21,987
4/30/25	$19,341	$32,172	$22,163
5/31/25	$20,197	$34,197	$23,176
6/30/25	$21,005	$35,936	$24,045

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	13.85%	10.98%	8.32%
Class A (including sales charge)	7.60%	9.73%	7.70%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2045 Index	13.97%	12.08%	9.17%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 572,723,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 164,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$572,723
# of Portfolio Holdings	23
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$164
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	80.1%
Short-Term Instruments	0.1%
Affiliated Investments	20.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	47.3%
Vanguard Developed Markets Index Fund 'Institutional'	22.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.5%
PIMCO Total Return Fund	3.7%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Long-Term U.S. Government Fund	2.6%
PIMCO Long-Term Real Return Fund	2.6%
PIMCO Real Return Fund	2.1%
PIMCO Income Fund	1.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150071
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2045 Fund
Class Name	Institutional Class
Trading Symbol	PVQNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2045 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	S&P Target Date 2045 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$999,010	$1,020,951	$1,012,080
8/31/15	$941,584	$959,353	$955,633
9/30/15	$919,353	$935,615	$930,742
10/31/15	$968,941	$1,014,539	$988,689
11/30/15	$961,007	$1,017,556	$989,628
12/31/15	$943,026	$1,001,507	$968,906
1/31/16	$904,781	$951,808	$926,304
2/29/16	$900,756	$950,524	$921,495
3/31/16	$970,407	$1,015,006	$981,039
4/30/16	$979,485	$1,018,940	$989,755
5/31/16	$981,503	$1,037,239	$998,988
6/30/16	$995,503	$1,039,926	$1,000,646
7/31/16	$1,031,093	$1,078,267	$1,034,329
8/31/16	$1,032,110	$1,079,781	$1,037,336
9/30/16	$1,036,616	$1,079,985	$1,041,039
10/31/16	$1,018,287	$1,060,285	$1,020,950
11/30/16	$1,022,360	$1,099,552	$1,040,582
12/31/16	$1,040,890	$1,121,286	$1,061,320
1/31/17	$1,063,585	$1,142,553	$1,081,936
2/28/17	$1,091,439	$1,187,919	$1,107,952
3/31/17	$1,098,660	$1,189,305	$1,117,408
4/30/17	$1,112,071	$1,201,519	$1,131,426
5/31/17	$1,128,576	$1,218,428	$1,148,027
6/30/17	$1,136,018	$1,226,033	$1,155,934
7/31/17	$1,161,837	$1,251,243	$1,180,055
8/31/17	$1,168,034	$1,255,074	$1,180,464
9/30/17	$1,185,318	$1,280,963	$1,206,212
10/31/17	$1,206,040	$1,310,855	$1,227,987
11/30/17	$1,227,799	$1,351,059	$1,254,233
12/31/17	$1,245,227	$1,366,081	$1,268,940
1/31/18	$1,295,795	$1,444,294	$1,322,112
2/28/18	$1,246,281	$1,391,062	$1,272,987
3/31/18	$1,234,693	$1,355,710	$1,257,042
4/30/18	$1,238,907	$1,360,912	$1,265,680
5/31/18	$1,248,388	$1,393,686	$1,280,965
6/30/18	$1,244,721	$1,402,264	$1,277,877
7/31/18	$1,275,337	$1,454,447	$1,309,246
8/31/18	$1,286,950	$1,501,841	$1,326,466
9/30/18	$1,286,966	$1,510,389	$1,326,583
10/31/18	$1,206,331	$1,407,154	$1,235,256
11/30/18	$1,227,551	$1,435,829	$1,254,935
12/31/18	$1,152,375	$1,306,187	$1,170,670
1/31/19	$1,236,449	$1,410,859	$1,256,237
2/28/19	$1,262,231	$1,456,159	$1,288,367
3/31/19	$1,282,153	$1,484,455	$1,300,561
4/30/19	$1,318,270	$1,544,560	$1,339,407
5/31/19	$1,256,194	$1,446,406	$1,269,918
6/30/19	$1,324,962	$1,548,343	$1,343,716
7/31/19	$1,329,504	$1,570,597	$1,349,389
8/31/19	$1,311,338	$1,545,718	$1,324,164
9/30/19	$1,335,306	$1,574,639	$1,350,840
10/31/19	$1,363,862	$1,608,745	$1,380,877
11/30/19	$1,392,419	$1,667,141	$1,410,971
12/31/19	$1,433,966	$1,717,458	$1,451,895
1/31/20	$1,422,307	$1,716,785	$1,436,463
2/29/20	$1,333,705	$1,575,461	$1,332,565
3/31/20	$1,154,935	$1,380,871	$1,159,276
4/30/20	$1,263,429	$1,557,890	$1,274,122
5/31/20	$1,318,260	$1,632,089	$1,327,116
6/30/20	$1,353,527	$1,664,547	$1,359,772
7/31/20	$1,415,476	$1,758,403	$1,419,186
8/31/20	$1,482,100	$1,884,798	$1,488,176
9/30/20	$1,443,528	$1,813,182	$1,447,281
10/31/20	$1,418,983	$1,764,962	$1,423,866
11/30/20	$1,567,426	$1,958,162	$1,582,212
12/31/20	$1,633,885	$2,033,450	$1,650,221
1/31/21	$1,627,969	$2,012,921	$1,647,341
2/28/21	$1,664,646	$2,068,427	$1,691,738
3/31/21	$1,704,834	$2,159,015	$1,738,247
4/30/21	$1,774,175	$2,274,239	$1,805,117
5/31/21	$1,801,672	$2,290,123	$1,829,117
6/30/21	$1,822,810	$2,343,585	$1,842,598
7/31/21	$1,842,112	$2,399,257	$1,854,605
8/31/21	$1,879,509	$2,472,208	$1,895,012
9/30/21	$1,807,820	$2,357,226	$1,828,773
10/31/21	$1,890,104	$2,522,377	$1,907,998
11/30/21	$1,851,382	$2,504,900	$1,865,035
12/31/21	$1,923,210	$2,617,160	$1,939,254
1/31/22	$1,839,754	$2,481,730	$1,844,837
2/28/22	$1,794,913	$2,407,423	$1,813,286
3/31/22	$1,821,070	$2,496,810	$1,841,866
4/30/22	$1,690,282	$2,279,083	$1,711,565
5/31/22	$1,695,265	$2,283,265	$1,718,660
6/30/22	$1,563,399	$2,094,795	$1,581,820
7/31/22	$1,665,630	$2,287,945	$1,692,213
8/31/22	$1,598,307	$2,194,638	$1,630,862
9/30/22	$1,447,857	$1,992,515	$1,486,811
10/31/22	$1,525,309	$2,153,832	$1,576,724
11/30/22	$1,653,980	$2,274,196	$1,688,496
12/31/22	$1,590,770	$2,143,170	$1,632,107
1/31/23	$1,704,487	$2,277,834	$1,743,176
2/28/23	$1,650,823	$2,222,257	$1,700,330
3/31/23	$1,693,221	$2,303,845	$1,735,360
4/30/23	$1,716,293	$2,339,805	$1,757,604
5/31/23	$1,690,657	$2,349,975	$1,731,073
6/30/23	$1,774,188	$2,505,250	$1,819,798
7/31/23	$1,829,311	$2,585,731	$1,877,690
8/31/23	$1,779,316	$2,544,562	$1,832,501
9/30/23	$1,705,100	$2,423,243	$1,759,249
10/31/23	$1,657,486	$2,372,291	$1,706,782
11/30/23	$1,793,894	$2,588,941	$1,849,588
12/31/23	$1,883,559	$2,706,559	$1,944,447
1/31/24	$1,878,337	$2,752,040	$1,947,189
2/29/24	$1,942,298	$2,898,987	$2,014,438
3/31/24	$1,998,517	$2,992,260	$2,071,919
4/30/24	$1,929,015	$2,870,043	$2,004,937
5/31/24	$2,009,008	$3,012,353	$2,081,786
6/30/24	$2,039,505	$3,120,443	$2,109,829
7/31/24	$2,085,708	$3,158,426	$2,160,167
8/31/24	$2,133,230	$3,235,039	$2,206,163
9/30/24	$2,182,134	$3,304,130	$2,250,954
10/31/24	$2,127,713	$3,274,166	$2,196,403
11/30/24	$2,198,062	$3,466,363	$2,266,451
12/31/24	$2,136,690	$3,383,732	$2,208,433
1/31/25	$2,195,210	$3,477,960	$2,269,235
2/28/25	$2,204,737	$3,432,579	$2,263,841
3/31/25	$2,141,131	$3,239,172	$2,198,741
4/30/25	$2,146,583	$3,217,208	$2,216,267
5/31/25	$2,241,986	$3,419,714	$2,317,640
6/30/25	$2,331,923	$3,593,616	$2,404,541

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.34%	11.49%	8.84%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2045 Index	13.97%	12.08%	9.17%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 572,723,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 164,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$572,723
# of Portfolio Holdings	23
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$164
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	80.1%
Short-Term Instruments	0.1%
Affiliated Investments	20.1%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	47.3%
Vanguard Developed Markets Index Fund 'Institutional'	22.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	7.5%
PIMCO Total Return Fund	3.7%
Vanguard Small-Cap Index Fund 'Institutional'	3.0%
PIMCO Long-Term U.S. Government Fund	2.6%
PIMCO Long-Term Real Return Fund	2.6%
PIMCO Real Return Fund	2.1%
PIMCO Income Fund	1.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1.4%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150082
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2050 Fund
Class Name	Class A
Trading Symbol	PPQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2050 Index
6/30/15	$9,448	$10,000	$10,000
7/31/15	$9,439	$10,210	$10,124
8/31/15	$8,887	$9,594	$9,536
9/30/15	$8,676	$9,356	$9,277
10/31/15	$9,154	$10,145	$9,877
11/30/15	$9,069	$10,176	$9,892
12/31/15	$8,904	$10,015	$9,678
1/31/16	$8,514	$9,518	$9,231
2/29/16	$8,467	$9,505	$9,177
3/31/16	$9,131	$10,150	$9,792
4/30/16	$9,216	$10,189	$9,878
5/31/16	$9,235	$10,372	$9,973
6/30/16	$9,364	$10,399	$9,982
7/31/16	$9,698	$10,783	$10,332
8/31/16	$9,708	$10,798	$10,361
9/30/16	$9,748	$10,800	$10,398
10/31/16	$9,567	$10,603	$10,192
11/30/16	$9,605	$10,996	$10,407
12/31/16	$9,778	$11,213	$10,621
1/31/17	$9,991	$11,426	$10,836
2/28/17	$10,253	$11,879	$11,105
3/31/17	$10,311	$11,893	$11,206
4/30/17	$10,437	$12,015	$11,349
5/31/17	$10,582	$12,184	$11,520
6/30/17	$10,650	$12,260	$11,602
7/31/17	$10,892	$12,512	$11,848
8/31/17	$10,940	$12,551	$11,851
9/30/17	$11,110	$12,810	$12,117
10/31/17	$11,294	$13,109	$12,341
11/30/17	$11,498	$13,511	$12,614
12/31/17	$11,660	$13,661	$12,763
1/31/18	$12,143	$14,443	$13,313
2/28/18	$11,660	$13,911	$12,808
3/31/18	$11,541	$13,557	$12,644
4/30/18	$11,581	$13,609	$12,734
5/31/18	$11,669	$13,937	$12,894
6/30/18	$11,630	$14,023	$12,862
7/31/18	$11,926	$14,544	$13,184
8/31/18	$12,034	$15,018	$13,358
9/30/18	$12,023	$15,104	$13,360
10/31/18	$11,241	$14,072	$12,418
11/30/18	$11,439	$14,358	$12,621
12/31/18	$10,707	$13,062	$11,750
1/31/19	$11,512	$14,109	$12,626
2/28/19	$11,763	$14,562	$12,955
3/31/19	$11,942	$14,845	$13,076
4/30/19	$12,278	$15,446	$13,474
5/31/19	$11,669	$14,464	$12,754
6/30/19	$12,327	$15,483	$13,509
7/31/19	$12,359	$15,706	$13,566
8/31/19	$12,158	$15,457	$13,298
9/30/19	$12,384	$15,746	$13,573
10/31/19	$12,660	$16,087	$13,880
11/30/19	$12,926	$16,671	$14,189
12/31/19	$13,326	$17,175	$14,611
1/31/20	$13,174	$17,168	$14,445
2/29/20	$12,308	$15,755	$13,375
3/31/20	$10,609	$13,809	$11,607
4/30/20	$11,637	$15,579	$12,776
5/31/20	$12,146	$16,321	$13,318
6/30/20	$12,470	$16,645	$13,651
7/31/20	$13,044	$17,584	$14,251
8/31/20	$13,672	$18,848	$14,962
9/30/20	$13,304	$18,132	$14,542
10/31/20	$13,055	$17,650	$14,303
11/30/20	$14,441	$19,582	$15,933
12/31/20	$15,068	$20,334	$16,637
1/31/21	$15,014	$20,129	$16,611
2/28/21	$15,363	$20,684	$17,077
3/31/21	$15,769	$21,590	$17,564
4/30/21	$16,408	$22,742	$18,252
5/31/21	$16,673	$22,901	$18,501
6/30/21	$16,848	$23,436	$18,632
7/31/21	$17,015	$23,993	$18,751
8/31/21	$17,359	$24,722	$19,171
9/30/21	$16,686	$23,572	$18,484
10/31/21	$17,454	$25,224	$19,308
11/30/21	$17,075	$25,049	$18,858
12/31/21	$17,766	$26,172	$19,630
1/31/22	$16,974	$24,817	$18,659
2/28/22	$16,537	$24,074	$18,338
3/31/22	$16,801	$24,968	$18,646
4/30/22	$15,573	$22,791	$17,307
5/31/22	$15,607	$22,833	$17,377
6/30/22	$14,367	$20,948	$15,963
7/31/22	$15,331	$22,879	$17,096
8/31/22	$14,688	$21,946	$16,471
9/30/22	$13,288	$19,925	$14,994
10/31/22	$14,035	$21,538	$15,928
11/30/22	$15,230	$22,742	$17,076
12/31/22	$14,636	$21,432	$16,494
1/31/23	$15,693	$22,778	$17,637
2/28/23	$15,188	$22,223	$17,202
3/31/23	$15,571	$23,038	$17,551
4/30/23	$15,782	$23,398	$17,778
5/31/23	$15,547	$23,500	$17,504
6/30/23	$16,347	$25,053	$18,438
7/31/23	$16,864	$25,857	$19,050
8/31/23	$16,394	$25,446	$18,574
9/30/23	$15,709	$24,232	$17,819
10/31/23	$15,237	$23,723	$17,273
11/30/23	$16,523	$25,889	$18,748
12/31/23	$17,356	$27,066	$19,725
1/31/24	$17,308	$27,520	$19,751
2/29/24	$17,929	$28,990	$20,469
3/31/24	$18,453	$29,923	$21,070
4/30/24	$17,805	$28,700	$20,381
5/31/24	$18,573	$30,124	$21,179
6/30/24	$18,853	$31,204	$21,481
7/31/24	$19,263	$31,584	$21,999
8/31/24	$19,709	$32,350	$22,469
9/30/24	$20,153	$33,041	$22,930
10/31/24	$19,632	$32,742	$22,391
11/30/24	$20,311	$34,664	$23,159
12/31/24	$19,719	$33,837	$22,546
1/31/25	$20,267	$34,780	$23,176
2/28/25	$20,317	$34,326	$23,090
3/31/25	$19,692	$32,392	$22,376
4/30/25	$19,754	$32,172	$22,527
5/31/25	$20,701	$34,197	$23,596
6/30/25	$21,544	$35,936	$24,510

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.27%	11.56%	8.59%
Class A (including sales charge)	7.99%	10.30%	7.98%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2050 Index	14.10%	12.42%	9.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 534,823,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 150,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$534,823
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$150
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	85.9%
Short-Term Instruments	0.1%
Affiliated Investments	14.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	49.7%
Vanguard Developed Markets Index Fund 'Institutional'	24.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.5%
PIMCO Total Return Fund	2.5%
PIMCO Long-Term U.S. Government Fund	1.7%
PIMCO Long-Term Real Return Fund	1.5%
PIMCO Real Return Fund	1.4%
PIMCO Income Fund	1.1%
PIMCO Emerging Markets Local Currency and Bond Fund	0.6%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150078
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2050 Fund
Class Name	Institutional Class
Trading Symbol	PPQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2050 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	S&P Target Date 2050 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$999,011	$1,020,951	$1,012,401
8/31/15	$940,653	$959,353	$953,585
9/30/15	$918,771	$935,615	$927,721
10/31/15	$970,309	$1,014,539	$987,741
11/30/15	$961,389	$1,017,556	$989,158
12/31/15	$945,162	$1,001,507	$967,828
1/31/16	$903,936	$951,808	$923,115
2/29/16	$899,914	$950,524	$917,650
3/31/16	$970,078	$1,015,006	$979,186
4/30/16	$979,144	$1,018,940	$987,809
5/31/16	$982,166	$1,037,239	$997,342
6/30/16	$995,982	$1,039,926	$998,152
7/31/16	$1,031,480	$1,078,267	$1,033,159
8/31/16	$1,033,509	$1,079,781	$1,036,093
9/30/16	$1,037,811	$1,079,985	$1,039,803
10/31/16	$1,019,533	$1,060,285	$1,019,171
11/30/16	$1,023,595	$1,099,552	$1,040,686
12/31/16	$1,042,580	$1,121,286	$1,062,051
1/31/17	$1,065,245	$1,142,553	$1,083,590
2/28/17	$1,094,091	$1,187,919	$1,110,531
3/31/17	$1,101,302	$1,189,305	$1,120,598
4/30/17	$1,114,695	$1,201,519	$1,134,936
5/31/17	$1,131,179	$1,218,428	$1,152,029
6/30/17	$1,139,447	$1,226,033	$1,160,242
7/31/17	$1,165,226	$1,251,243	$1,184,838
8/31/17	$1,171,413	$1,255,074	$1,185,053
9/30/17	$1,189,571	$1,280,963	$1,211,686
10/31/17	$1,209,225	$1,310,855	$1,234,122
11/30/17	$1,231,982	$1,351,059	$1,261,386
12/31/17	$1,249,806	$1,366,081	$1,276,346
1/31/18	$1,302,407	$1,444,294	$1,331,343
2/28/18	$1,250,858	$1,391,062	$1,280,802
3/31/18	$1,239,286	$1,355,710	$1,264,398
4/30/18	$1,243,494	$1,360,912	$1,273,375
5/31/18	$1,254,014	$1,393,686	$1,289,394
6/30/18	$1,249,904	$1,402,264	$1,286,166
7/31/18	$1,281,521	$1,454,447	$1,318,376
8/31/18	$1,294,167	$1,501,841	$1,335,830
9/30/18	$1,294,064	$1,510,389	$1,335,971
10/31/18	$1,209,346	$1,407,154	$1,241,798
11/30/18	$1,231,584	$1,435,829	$1,262,093
12/31/18	$1,152,832	$1,306,187	$1,174,971
1/31/19	$1,240,218	$1,410,859	$1,262,558
2/28/19	$1,268,227	$1,456,159	$1,295,503
3/31/19	$1,287,617	$1,484,455	$1,307,551
4/30/19	$1,324,825	$1,544,560	$1,347,444
5/31/19	$1,259,429	$1,446,406	$1,275,404
6/30/19	$1,331,643	$1,548,343	$1,350,934
7/31/19	$1,335,046	$1,570,597	$1,356,631
8/31/19	$1,314,629	$1,545,718	$1,329,763
9/30/19	$1,338,907	$1,574,639	$1,357,256
10/31/19	$1,369,725	$1,608,745	$1,387,954
11/30/19	$1,398,261	$1,667,141	$1,418,934
12/31/19	$1,442,088	$1,717,458	$1,461,097
1/31/20	$1,426,945	$1,716,785	$1,444,515
2/29/20	$1,333,757	$1,575,461	$1,337,514
3/31/20	$1,150,403	$1,380,871	$1,160,714
4/30/20	$1,262,296	$1,557,890	$1,277,565
5/31/20	$1,317,077	$1,632,089	$1,331,774
6/30/20	$1,353,703	$1,664,547	$1,365,079
7/31/20	$1,415,607	$1,758,403	$1,425,099
8/31/20	$1,485,686	$1,884,798	$1,496,244
9/30/20	$1,445,975	$1,813,182	$1,454,223
10/31/20	$1,419,111	$1,764,962	$1,430,343
11/30/20	$1,570,950	$1,958,162	$1,593,325
12/31/20	$1,639,947	$2,033,450	$1,663,690
1/31/21	$1,634,044	$2,012,921	$1,661,139
2/28/21	$1,673,006	$2,068,427	$1,707,695
3/31/21	$1,718,517	$2,159,015	$1,756,377
4/30/21	$1,788,879	$2,274,239	$1,825,184
5/31/21	$1,817,501	$2,290,123	$1,850,057
6/30/21	$1,838,590	$2,343,585	$1,863,237
7/31/21	$1,856,639	$2,399,257	$1,875,071
8/31/21	$1,896,347	$2,472,208	$1,917,092
9/30/21	$1,822,436	$2,357,226	$1,848,427
10/31/21	$1,908,127	$2,522,377	$1,930,839
11/30/21	$1,867,092	$2,504,900	$1,885,841
12/31/21	$1,943,322	$2,617,160	$1,963,010
1/31/22	$1,856,121	$2,481,730	$1,865,859
2/28/22	$1,810,030	$2,407,423	$1,833,759
3/31/22	$1,839,927	$2,496,810	$1,864,583
4/30/22	$1,705,389	$2,279,083	$1,730,655
5/31/22	$1,710,372	$2,283,265	$1,737,741
6/30/22	$1,575,834	$2,094,795	$1,596,301
7/31/22	$1,680,475	$2,287,945	$1,709,609
8/31/22	$1,611,960	$2,194,638	$1,647,109
9/30/22	$1,458,593	$1,992,515	$1,499,362
10/31/22	$1,540,943	$2,153,832	$1,592,829
11/30/22	$1,673,202	$2,274,196	$1,707,624
12/31/22	$1,607,246	$2,143,170	$1,649,447
1/31/23	$1,724,600	$2,277,834	$1,763,676
2/28/23	$1,669,750	$2,222,257	$1,720,167
3/31/23	$1,712,822	$2,303,845	$1,755,102
4/30/23	$1,737,126	$2,339,805	$1,777,778
5/31/23	$1,710,264	$2,349,975	$1,750,354
6/30/23	$1,800,041	$2,505,250	$1,843,820
7/31/23	$1,858,891	$2,585,731	$1,904,974
8/31/23	$1,806,438	$2,544,562	$1,857,426
9/30/23	$1,730,707	$2,423,243	$1,781,888
10/31/23	$1,680,635	$2,372,291	$1,727,324
11/30/23	$1,823,148	$2,588,941	$1,874,787
12/31/23	$1,914,722	$2,706,559	$1,972,506
1/31/24	$1,910,815	$2,752,040	$1,975,127
2/29/24	$1,981,151	$2,898,987	$2,046,910
3/31/24	$2,039,850	$2,992,260	$2,107,001
4/30/24	$1,967,932	$2,870,043	$2,038,052
5/31/24	$2,052,926	$3,012,353	$2,117,914
6/30/24	$2,084,391	$3,120,443	$2,148,100
7/31/24	$2,131,763	$3,158,426	$2,199,901
8/31/24	$2,181,768	$3,235,039	$2,246,882
9/30/24	$2,232,139	$3,304,130	$2,293,013
10/31/24	$2,175,211	$3,274,166	$2,239,087
11/30/24	$2,250,674	$3,466,363	$2,315,901
12/31/24	$2,186,145	$3,383,732	$2,254,606
1/31/25	$2,248,800	$3,477,960	$2,317,602
2/28/25	$2,254,249	$3,432,579	$2,308,956
3/31/25	$2,185,254	$3,239,172	$2,237,599
4/30/25	$2,193,438	$3,217,208	$2,252,692
5/31/25	$2,298,472	$3,419,714	$2,359,623
6/30/25	$2,394,603	$3,593,616	$2,450,963

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	14.88%	12.08%	9.12%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2050 Index	14.10%	12.42%	9.38%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 534,823,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 150,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$534,823
# of Portfolio Holdings	19
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$150
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	85.9%
Short-Term Instruments	0.1%
Affiliated Investments	14.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	49.7%
Vanguard Developed Markets Index Fund 'Institutional'	24.7%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.0%
Vanguard Small-Cap Index Fund 'Institutional'	3.5%
PIMCO Total Return Fund	2.5%
PIMCO Long-Term U.S. Government Fund	1.7%
PIMCO Long-Term Real Return Fund	1.5%
PIMCO Real Return Fund	1.4%
PIMCO Income Fund	1.1%
PIMCO Emerging Markets Local Currency and Bond Fund	0.6%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150089
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2055 Fund
Class Name	Class A
Trading Symbol	PRQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2055 Index
6/30/15	$9,448	$10,000	$10,000
7/31/15	$9,438	$10,210	$10,124
8/31/15	$8,876	$9,594	$9,522
9/30/15	$8,661	$9,356	$9,257
10/31/15	$9,139	$10,145	$9,870
11/30/15	$9,064	$10,176	$9,884
12/31/15	$8,893	$10,015	$9,665
1/31/16	$8,514	$9,518	$9,207
2/29/16	$8,466	$9,505	$9,148
3/31/16	$9,129	$10,150	$9,774
4/30/16	$9,205	$10,189	$9,862
5/31/16	$9,234	$10,372	$9,959
6/30/16	$9,359	$10,399	$9,962
7/31/16	$9,684	$10,783	$10,319
8/31/16	$9,694	$10,798	$10,350
9/30/16	$9,732	$10,800	$10,388
10/31/16	$9,550	$10,603	$10,180
11/30/16	$9,588	$10,996	$10,408
12/31/16	$9,763	$11,213	$10,626
1/31/17	$9,975	$11,426	$10,847
2/28/17	$10,246	$11,879	$11,122
3/31/17	$10,295	$11,893	$11,226
4/30/17	$10,420	$12,015	$11,371
5/31/17	$10,566	$12,184	$11,545
6/30/17	$10,634	$12,260	$11,627
7/31/17	$10,866	$12,512	$11,876
8/31/17	$10,915	$12,551	$11,878
9/30/17	$11,088	$12,810	$12,148
10/31/17	$11,263	$13,109	$12,376
11/30/17	$11,467	$13,511	$12,650
12/31/17	$11,625	$13,661	$12,801
1/31/18	$12,101	$14,443	$13,361
2/28/18	$11,625	$13,911	$12,853
3/31/18	$11,516	$13,557	$12,685
4/30/18	$11,546	$13,609	$12,776
5/31/18	$11,635	$13,937	$12,935
6/30/18	$11,596	$14,023	$12,902
7/31/18	$11,883	$14,544	$13,226
8/31/18	$11,982	$15,018	$13,401
9/30/18	$11,980	$15,104	$13,402
10/31/18	$11,205	$14,072	$12,453
11/30/18	$11,404	$14,358	$12,657
12/31/18	$10,673	$13,062	$11,781
1/31/19	$11,464	$14,109	$12,661
2/28/19	$11,714	$14,562	$12,993
3/31/19	$11,893	$14,845	$13,112
4/30/19	$12,237	$15,446	$13,514
5/31/19	$11,622	$14,464	$12,788
6/30/19	$12,275	$15,483	$13,550
7/31/19	$12,307	$15,706	$13,607
8/31/19	$12,108	$15,457	$13,333
9/30/19	$12,340	$15,746	$13,613
10/31/19	$12,603	$16,087	$13,925
11/30/19	$12,876	$16,671	$14,237
12/31/19	$13,272	$17,175	$14,665
1/31/20	$13,121	$17,168	$14,494
2/29/20	$12,252	$15,755	$13,405
3/31/20	$10,547	$13,809	$11,609
4/30/20	$11,555	$15,579	$12,788
5/31/20	$12,049	$16,321	$13,332
6/30/20	$12,380	$16,645	$13,670
7/31/20	$12,949	$17,584	$14,278
8/31/20	$13,582	$18,848	$15,003
9/30/20	$13,206	$18,132	$14,576
10/31/20	$12,949	$17,650	$14,332
11/30/20	$14,345	$19,582	$15,983
12/31/20	$14,973	$20,334	$16,697
1/31/21	$14,908	$20,129	$16,672
2/28/21	$15,264	$20,684	$17,147
3/31/21	$15,682	$21,590	$17,644
4/30/21	$16,335	$22,742	$18,344
5/31/21	$16,597	$22,901	$18,597
6/30/21	$16,770	$23,436	$18,730
7/31/21	$16,924	$23,993	$18,847
8/31/21	$17,276	$24,722	$19,271
9/30/21	$16,606	$23,572	$18,579
10/31/21	$17,378	$25,224	$19,410
11/30/21	$16,981	$25,049	$18,954
12/31/21	$17,682	$26,172	$19,734
1/31/22	$16,879	$24,817	$18,755
2/28/22	$16,449	$24,074	$18,432
3/31/22	$16,732	$24,968	$18,745
4/30/22	$15,499	$22,791	$17,396
5/31/22	$15,544	$22,833	$17,468
6/30/22	$14,300	$20,948	$16,033
7/31/22	$15,261	$22,879	$17,177
8/31/22	$14,628	$21,946	$16,550
9/30/22	$13,239	$19,925	$15,060
10/31/22	$13,986	$21,538	$16,010
11/30/22	$15,186	$22,742	$17,170
12/31/22	$14,583	$21,432	$16,583
1/31/23	$15,645	$22,778	$17,737
2/28/23	$15,149	$22,223	$17,301
3/31/23	$15,536	$23,038	$17,648
4/30/23	$15,744	$23,398	$17,876
5/31/23	$15,502	$23,500	$17,598
6/30/23	$16,322	$25,053	$18,540
7/31/23	$16,866	$25,857	$19,156
8/31/23	$16,380	$25,446	$18,678
9/30/23	$15,700	$24,232	$17,917
10/31/23	$15,236	$23,723	$17,368
11/30/23	$16,523	$25,889	$18,853
12/31/23	$17,352	$27,066	$19,836
1/31/24	$17,305	$27,520	$19,863
2/29/24	$17,964	$28,990	$20,587
3/31/24	$18,500	$29,923	$21,193
4/30/24	$17,851	$28,700	$20,498
5/31/24	$18,618	$30,124	$21,303
6/30/24	$18,906	$31,204	$21,606
7/31/24	$19,321	$31,584	$22,130
8/31/24	$19,771	$32,350	$22,610
9/30/24	$20,219	$33,041	$23,080
10/31/24	$19,707	$32,742	$22,525
11/30/24	$20,409	$34,664	$23,300
12/31/24	$19,807	$33,837	$22,677
1/31/25	$20,369	$34,780	$23,327
2/28/25	$20,393	$34,326	$23,233
3/31/25	$19,744	$32,392	$22,505
4/30/25	$19,805	$32,172	$22,669
5/31/25	$20,794	$34,197	$23,776
6/30/25	$21,675	$35,936	$24,711

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	14.64%	11.85%	8.66%
Class A (including sales charge)	8.33%	10.60%	8.04%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2055 Index	14.37%	12.57%	9.47%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 460,383,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 130,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$460,383
# of Portfolio Holdings	21
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$130
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	88.6%
Short-Term Instruments	0.1%
Affiliated Investments	11.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	51.1%
Vanguard Developed Markets Index Fund 'Institutional'	25.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Total Return Fund	1.8%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	1.0%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO Income Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150085
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2055 Fund
Class Name	Institutional Class
Trading Symbol	PRQZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2055 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	S&P Target Date 2055 Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,000,000	$1,020,951	$1,012,397
8/31/15	$940,653	$959,353	$952,233
9/30/15	$918,788	$935,615	$925,688
10/31/15	$969,336	$1,014,539	$986,955
11/30/15	$961,407	$1,017,556	$988,383
12/31/15	$944,682	$1,001,507	$966,511
1/31/16	$903,434	$951,808	$920,691
2/29/16	$899,409	$950,524	$914,848
3/31/16	$969,776	$1,015,006	$977,410
4/30/16	$978,848	$1,018,940	$986,220
5/31/16	$981,873	$1,037,239	$995,852
6/30/16	$995,322	$1,039,926	$996,155
7/31/16	$1,030,869	$1,078,267	$1,031,888
8/31/16	$1,032,900	$1,079,781	$1,035,015
9/30/16	$1,037,114	$1,079,985	$1,038,831
10/31/16	$1,018,812	$1,060,285	$1,017,968
11/30/16	$1,022,879	$1,099,552	$1,040,775
12/31/16	$1,041,955	$1,121,286	$1,062,569
1/31/17	$1,064,629	$1,142,553	$1,084,683
2/28/17	$1,093,486	$1,187,919	$1,112,204
3/31/17	$1,100,700	$1,189,305	$1,122,603
4/30/17	$1,114,098	$1,201,519	$1,137,094
5/31/17	$1,130,588	$1,218,428	$1,154,478
6/30/17	$1,138,101	$1,226,033	$1,162,713
7/31/17	$1,163,920	$1,251,243	$1,187,615
8/31/17	$1,170,117	$1,255,074	$1,187,799
9/30/17	$1,187,671	$1,280,963	$1,214,835
10/31/17	$1,208,398	$1,310,855	$1,237,590
11/30/17	$1,230,162	$1,351,059	$1,264,972
12/31/17	$1,246,665	$1,366,081	$1,280,136
1/31/18	$1,299,670	$1,444,294	$1,336,125
2/28/18	$1,248,785	$1,391,062	$1,285,302
3/31/18	$1,237,124	$1,355,710	$1,268,534
4/30/18	$1,240,305	$1,360,912	$1,277,646
5/31/18	$1,250,906	$1,393,686	$1,293,487
6/30/18	$1,246,899	$1,402,264	$1,290,161
7/31/18	$1,278,762	$1,454,447	$1,322,595
8/31/18	$1,290,445	$1,501,841	$1,340,070
9/30/18	$1,290,259	$1,510,389	$1,340,187
10/31/18	$1,207,154	$1,407,154	$1,245,348
11/30/18	$1,229,529	$1,435,829	$1,265,740
12/31/18	$1,150,910	$1,306,187	$1,178,056
1/31/19	$1,236,865	$1,410,859	$1,266,127
2/28/19	$1,264,773	$1,456,159	$1,299,270
3/31/19	$1,284,128	$1,484,455	$1,311,244
4/30/19	$1,322,226	$1,544,560	$1,351,385
5/31/19	$1,254,994	$1,446,406	$1,278,757
6/30/19	$1,326,786	$1,548,343	$1,355,023
7/31/19	$1,331,287	$1,570,597	$1,360,666
8/31/19	$1,309,906	$1,545,718	$1,333,290
9/30/19	$1,334,897	$1,574,639	$1,361,277
10/31/19	$1,365,441	$1,608,745	$1,392,520
11/30/19	$1,394,854	$1,667,141	$1,423,742
12/31/19	$1,438,277	$1,717,458	$1,466,511
1/31/20	$1,422,090	$1,716,785	$1,449,443
2/29/20	$1,328,441	$1,575,461	$1,340,473
3/31/20	$1,143,743	$1,380,871	$1,160,891
4/30/20	$1,254,876	$1,557,890	$1,278,752
5/31/20	$1,308,127	$1,632,089	$1,333,204
6/30/20	$1,344,490	$1,664,547	$1,367,018
7/31/20	$1,407,133	$1,758,403	$1,427,830
8/31/20	$1,476,735	$1,884,798	$1,500,260
9/30/20	$1,436,134	$1,813,182	$1,457,555
10/31/20	$1,409,453	$1,764,962	$1,433,152
11/30/20	$1,561,418	$1,958,162	$1,598,326
12/31/20	$1,629,590	$2,033,450	$1,669,718
1/31/21	$1,624,911	$2,012,921	$1,667,186
2/28/21	$1,664,685	$2,068,427	$1,714,694
3/31/21	$1,710,462	$2,159,015	$1,764,408
4/30/21	$1,781,289	$2,274,239	$1,834,437
5/31/21	$1,810,800	$2,290,123	$1,859,749
6/30/21	$1,830,517	$2,343,585	$1,872,988
7/31/21	$1,848,428	$2,399,257	$1,884,735
8/31/21	$1,887,833	$2,472,208	$1,927,117
9/30/21	$1,815,396	$2,357,226	$1,857,867
10/31/21	$1,900,418	$2,522,377	$1,941,006
11/30/21	$1,858,506	$2,504,900	$1,895,445
12/31/21	$1,934,869	$2,617,160	$1,973,391
1/31/22	$1,848,766	$2,481,730	$1,875,520
2/28/22	$1,802,024	$2,407,423	$1,843,199
3/31/22	$1,832,775	$2,496,810	$1,874,481
4/30/22	$1,698,699	$2,279,083	$1,739,616
5/31/22	$1,703,620	$2,283,265	$1,746,756
6/30/22	$1,568,314	$2,094,795	$1,603,324
7/31/22	$1,674,098	$2,287,945	$1,717,680
8/31/22	$1,605,216	$2,194,638	$1,655,050
9/30/22	$1,452,772	$1,992,515	$1,505,971
10/31/22	$1,536,563	$2,153,832	$1,600,987
11/30/22	$1,668,409	$2,274,196	$1,717,031
12/31/22	$1,603,692	$2,143,170	$1,658,295
1/31/23	$1,720,667	$2,277,834	$1,773,690
2/28/23	$1,666,581	$2,222,257	$1,730,076
3/31/23	$1,710,268	$2,303,845	$1,764,798
4/30/23	$1,734,214	$2,339,805	$1,787,644
5/31/23	$1,707,747	$2,349,975	$1,759,801
6/30/23	$1,798,621	$2,505,250	$1,854,037
7/31/23	$1,859,121	$2,585,731	$1,915,629
8/31/23	$1,806,184	$2,544,562	$1,867,797
9/30/23	$1,730,844	$2,423,243	$1,791,667
10/31/23	$1,681,500	$2,372,291	$1,736,761
11/30/23	$1,824,471	$2,588,941	$1,885,320
12/31/23	$1,917,162	$2,706,559	$1,983,580
1/31/24	$1,912,022	$2,752,040	$1,986,306
2/29/24	$1,985,265	$2,898,987	$2,058,737
3/31/24	$2,045,405	$2,992,260	$2,119,290
4/30/24	$1,974,473	$2,870,043	$2,049,845
5/31/24	$2,059,591	$3,012,353	$2,130,323
6/30/24	$2,091,886	$3,120,443	$2,160,566
7/31/24	$2,138,545	$3,158,426	$2,213,007
8/31/24	$2,189,092	$3,235,039	$2,260,969
9/30/24	$2,239,946	$3,304,130	$2,307,957
10/31/24	$2,185,218	$3,274,166	$2,252,467
11/30/24	$2,262,098	$3,466,363	$2,330,024
12/31/24	$2,197,616	$3,383,732	$2,267,654
1/31/25	$2,261,819	$3,477,960	$2,332,685
2/28/25	$2,264,494	$3,432,579	$2,323,339
3/31/25	$2,192,715	$3,239,172	$2,250,455
4/30/25	$2,200,752	$3,217,208	$2,266,940
5/31/25	$2,311,928	$3,419,714	$2,377,597
6/30/25	$2,409,698	$3,593,616	$2,471,120

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	15.19%	12.38%	9.19%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date 2055 Index	14.37%	12.57%	9.47%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 460,383,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 130,000
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$460,383
# of Portfolio Holdings	21
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid During the Reporting Period	$130
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	88.6%
Short-Term Instruments	0.1%
Affiliated Investments	11.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	51.1%
Vanguard Developed Markets Index Fund 'Institutional'	25.1%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.5%
Vanguard Small-Cap Index Fund 'Institutional'	4.0%
PIMCO Total Return Fund	1.8%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	1.0%
PIMCO Long-Term U.S. Government Fund	1.0%
PIMCO Income Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000215697
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2060 Fund
Class Name	Class A
Trading Symbol	PRBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2060 Index
12/31/19	$9,452	$10,000	$10,000
1/31/20	$9,348	$9,996	$9,884
2/29/20	$8,724	$9,173	$9,137
3/31/20	$7,495	$8,040	$7,914
4/30/20	$8,223	$9,071	$8,725
5/31/20	$8,573	$9,503	$9,101
6/30/20	$8,809	$9,692	$9,333
7/31/20	$9,216	$10,238	$9,747
8/31/20	$9,669	$10,974	$10,240
9/30/20	$9,409	$10,557	$9,950
10/31/20	$9,230	$10,277	$9,784
11/30/20	$10,232	$11,402	$10,911
12/31/20	$10,675	$11,840	$11,399
1/31/21	$10,627	$11,720	$11,382
2/28/21	$10,884	$12,044	$11,703
3/31/21	$11,173	$12,571	$12,038
4/30/21	$11,632	$13,242	$12,513
5/31/21	$11,823	$13,334	$12,688
6/30/21	$11,954	$13,646	$12,776
7/31/21	$12,069	$13,970	$12,853
8/31/21	$12,319	$14,395	$13,143
9/30/21	$11,834	$13,725	$12,670
10/31/21	$12,393	$14,687	$13,236
11/30/21	$12,104	$14,585	$12,922
12/31/21	$12,609	$15,239	$13,456
1/31/22	$12,033	$14,450	$12,786
2/28/22	$11,740	$14,017	$12,567
3/31/22	$11,960	$14,538	$12,780
4/30/22	$11,080	$13,270	$11,860
5/31/22	$11,133	$13,294	$11,908
6/30/22	$10,243	$12,197	$10,929
7/31/22	$10,923	$13,322	$11,709
8/31/22	$10,473	$12,778	$11,281
9/30/22	$9,483	$11,602	$10,263
10/31/22	$10,017	$12,541	$10,912
11/30/22	$10,866	$13,242	$11,704
12/31/22	$10,437	$12,479	$11,302
1/31/23	$11,190	$13,263	$12,088
2/28/23	$10,840	$12,939	$11,791
3/31/23	$11,111	$13,414	$12,032
4/30/23	$11,260	$13,624	$12,190
5/31/23	$11,101	$13,683	$12,002
6/30/23	$11,685	$14,587	$12,649
7/31/23	$12,079	$15,056	$13,071
8/31/23	$11,739	$14,816	$12,742
9/30/23	$11,250	$14,109	$12,222
10/31/23	$10,920	$13,813	$11,844
11/30/23	$11,846	$15,074	$12,858
12/31/23	$12,456	$15,759	$13,533
1/31/24	$12,424	$16,024	$13,548
2/29/24	$12,908	$16,880	$14,044
3/31/24	$13,300	$17,423	$14,460
4/30/24	$12,836	$16,711	$13,985
5/31/24	$13,387	$17,540	$14,534
6/30/24	$13,595	$18,169	$14,741
7/31/24	$13,899	$18,390	$15,104
8/31/24	$14,224	$18,836	$15,429
9/30/24	$14,538	$19,238	$15,755
10/31/24	$14,190	$19,064	$15,378
11/30/24	$14,691	$20,183	$15,920
12/31/24	$14,266	$19,702	$15,487
1/31/25	$14,677	$20,251	$15,932
2/28/25	$14,688	$19,986	$15,857
3/31/25	$14,200	$18,860	$15,350
4/30/25	$14,244	$18,732	$15,453
5/31/25	$14,978	$19,911	$16,216
6/30/25	$15,596	$20,924	$16,858

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/19
Class A (excluding sales charge)	14.71%	12.10%	9.54%
Class A (including sales charge)	8.40%	10.85%	8.42%
S&P 500 Index	15.16%	16.64%	14.37%
S&P Target Date 2060 Index	14.36%	12.55%	9.96%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 205,871,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 53,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,871
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$53
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	89.8%
Short-Term Instruments	0.4%
Affiliated Investments	11.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	52.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.0%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.2%
PIMCO Total Return Fund	1.3%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000215695
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2060 Fund
Class Name	Institutional Class
Trading Symbol	PRBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2060 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	S&P Target Date 2060 Index
12/31/19	$1,000,000	$1,000,000	$1,000,000
1/31/20	$989,000	$999,608	$988,414
2/29/20	$924,000	$917,321	$913,747
3/31/20	$794,000	$804,020	$791,444
4/30/20	$871,000	$907,090	$872,480
5/31/20	$909,000	$950,293	$910,056
6/30/20	$935,000	$969,192	$933,318
7/31/20	$978,000	$1,023,840	$974,688
8/31/20	$1,026,000	$1,097,434	$1,024,037
9/30/20	$999,240	$1,055,735	$995,048
10/31/20	$980,217	$1,027,659	$978,365
11/30/20	$1,087,350	$1,140,151	$1,091,113
12/31/20	$1,134,171	$1,183,988	$1,139,901
1/31/21	$1,130,135	$1,172,035	$1,138,169
2/28/21	$1,157,380	$1,204,353	$1,170,323
3/31/21	$1,189,119	$1,257,099	$1,203,826
4/30/21	$1,238,835	$1,324,188	$1,251,256
5/31/21	$1,260,142	$1,333,437	$1,268,763
6/30/21	$1,273,249	$1,364,566	$1,277,551
7/31/21	$1,286,523	$1,396,981	$1,285,307
8/31/21	$1,313,070	$1,439,457	$1,314,268
9/30/21	$1,262,576	$1,372,508	$1,266,997
10/31/21	$1,323,040	$1,468,669	$1,323,645
11/30/21	$1,293,321	$1,458,492	$1,292,205
12/31/21	$1,346,436	$1,523,856	$1,345,618
1/31/22	$1,286,298	$1,445,001	$1,278,597
2/28/22	$1,255,115	$1,401,736	$1,256,748
3/31/22	$1,278,502	$1,453,782	$1,278,029
4/30/22	$1,186,067	$1,327,009	$1,185,953
5/31/22	$1,191,635	$1,329,444	$1,190,842
6/30/22	$1,095,859	$1,219,707	$1,092,935
7/31/22	$1,170,475	$1,332,169	$1,170,939
8/31/22	$1,122,587	$1,277,841	$1,128,100
9/30/22	$1,015,860	$1,160,153	$1,026,343
10/31/22	$1,073,846	$1,254,081	$1,091,162
11/30/22	$1,165,284	$1,324,164	$1,170,371
12/31/22	$1,119,976	$1,247,873	$1,130,226
1/31/23	$1,201,429	$1,326,282	$1,208,826
2/28/23	$1,164,096	$1,293,922	$1,179,062
3/31/23	$1,193,993	$1,341,427	$1,203,203
4/30/23	$1,211,001	$1,362,365	$1,218,986
5/31/23	$1,192,859	$1,368,286	$1,200,232
6/30/23	$1,256,830	$1,458,696	$1,264,850
7/31/23	$1,299,935	$1,505,557	$1,307,149
8/31/23	$1,262,502	$1,481,586	$1,274,206
9/30/23	$1,211,340	$1,410,947	$1,222,226
10/31/23	$1,176,080	$1,381,280	$1,184,423
11/30/23	$1,277,309	$1,507,426	$1,285,847
12/31/23	$1,343,071	$1,575,909	$1,353,284
1/31/24	$1,339,621	$1,602,391	$1,354,801
2/29/24	$1,392,516	$1,687,952	$1,404,391
3/31/24	$1,434,719	$1,742,261	$1,445,970
4/30/24	$1,385,007	$1,671,099	$1,398,470
5/31/24	$1,446,280	$1,753,960	$1,453,373
6/30/24	$1,469,015	$1,816,895	$1,474,134
7/31/24	$1,501,531	$1,839,012	$1,510,449
8/31/24	$1,537,531	$1,883,620	$1,542,901
9/30/24	$1,572,481	$1,923,849	$1,575,476
10/31/24	$1,535,152	$1,906,402	$1,537,824
11/30/24	$1,591,146	$2,018,310	$1,592,034
12/31/24	$1,545,332	$1,970,197	$1,548,683
1/31/25	$1,590,608	$2,025,062	$1,593,204
2/28/25	$1,590,608	$1,998,639	$1,585,698
3/31/25	$1,539,682	$1,886,027	$1,534,971
4/30/25	$1,545,649	$1,873,238	$1,545,331
5/31/25	$1,624,424	$1,991,148	$1,621,625
6/30/25	$1,692,511	$2,092,403	$1,685,800

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/31/19
Institutional Class	15.21%	12.60%	10.04%
S&P 500 Index	15.16%	16.64%	14.37%
S&P Target Date 2060 Index	14.36%	12.55%	9.96%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 205,871,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 53,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$205,871
# of Portfolio Holdings	22
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$53
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	89.8%
Short-Term Instruments	0.4%
Affiliated Investments	11.2%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	52.2%
Vanguard Developed Markets Index Fund 'Institutional'	25.0%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	8.4%
Vanguard Small-Cap Index Fund 'Institutional'	4.2%
PIMCO Total Return Fund	1.3%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Income Fund	0.6%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000238901
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2065 Fund
Class Name	Class A
Trading Symbol	PBLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2065+ Index
12/30/22	$9,452	$10,000	$10,000
12/31/22	$9,452	$10,000	$10,000
1/31/23	$10,142	$10,628	$10,694
2/28/23	$9,811	$10,369	$10,429
3/31/23	$10,056	$10,750	$10,641
4/30/23	$10,198	$10,917	$10,777
5/31/23	$10,046	$10,965	$10,613
6/30/23	$10,585	$11,689	$11,192
7/31/23	$10,935	$12,065	$11,570
8/31/23	$10,623	$11,873	$11,280
9/30/23	$10,176	$11,307	$10,816
10/31/23	$9,873	$11,069	$10,484
11/30/23	$10,716	$12,080	$11,387
12/31/23	$11,255	$12,629	$11,984
1/31/24	$11,226	$12,841	$12,003
2/29/24	$11,676	$13,527	$12,453
3/31/24	$12,021	$13,962	$12,823
4/30/24	$11,590	$13,392	$12,399
5/31/24	$12,098	$14,056	$12,893
6/30/24	$12,289	$14,560	$13,088
7/31/24	$12,558	$14,737	$13,402
8/31/24	$12,847	$15,095	$13,695
9/30/24	$13,136	$15,417	$13,984
10/31/24	$12,818	$15,277	$13,653
11/30/24	$13,290	$16,174	$14,144
12/31/24	$12,894	$15,788	$13,762
1/31/25	$13,272	$16,228	$14,162
2/28/25	$13,262	$16,016	$14,093
3/31/25	$12,826	$15,114	$13,628
4/30/25	$12,885	$15,011	$13,721
5/31/25	$13,541	$15,956	$14,412
6/30/25	$14,111	$16,768	$14,994

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/30/22
Class A (excluding sales charge)	14.82%	17.39%
Class A (including sales charge)	8.53%	14.78%
S&P 500 Index	15.16%	22.98%
S&P Target Date 2065+ Index	14.57%	17.60%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 39,537,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 8,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$39,537
# of Portfolio Holdings	19
Portfolio Turnover Rate	28%
Total Net Advisory Fees Paid During the Reporting Period	$8
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	95.2%
Short-Term Instruments	0.4%
Affiliated Investments	9.7%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	55.5%
Vanguard Developed Markets Index Fund 'Institutional'	26.1%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.9%
Vanguard Small-Cap Index Fund 'Admiral'	4.7%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000238902
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2065 Fund
Class Name	Institutional Class
Trading Symbol	PBLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2065 Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	S&P Target Date 2065+ Index
12/30/22	$1,000,000	$1,000,000	$1,000,000
12/31/22	$1,000,000	$1,000,000	$1,000,000
1/31/23	$1,074,000	$1,062,834	$1,069,371
2/28/23	$1,039,000	$1,036,902	$1,042,922
3/31/23	$1,065,771	$1,074,971	$1,064,104
4/30/23	$1,079,794	$1,091,750	$1,077,664
5/31/23	$1,064,769	$1,096,495	$1,061,302
6/30/23	$1,122,866	$1,168,946	$1,119,242
7/31/23	$1,159,927	$1,206,499	$1,157,010
8/31/23	$1,127,874	$1,187,289	$1,127,983
9/30/23	$1,080,337	$1,130,682	$1,081,587
10/31/23	$1,048,208	$1,106,907	$1,048,414
11/30/23	$1,138,571	$1,207,996	$1,138,742
12/31/23	$1,195,719	$1,262,876	$1,198,363
1/31/24	$1,192,674	$1,284,098	$1,200,269
2/29/24	$1,241,396	$1,352,663	$1,245,321
3/31/24	$1,279,266	$1,396,184	$1,282,304
4/30/24	$1,233,432	$1,339,158	$1,239,941
5/31/24	$1,287,414	$1,405,560	$1,289,252
6/30/24	$1,308,033	$1,455,994	$1,308,753
7/31/24	$1,337,691	$1,473,717	$1,340,244
8/31/24	$1,369,395	$1,509,464	$1,369,494
9/30/24	$1,400,326	$1,541,702	$1,398,408
10/31/24	$1,367,522	$1,527,721	$1,365,348
11/30/24	$1,417,753	$1,617,400	$1,414,434
12/31/24	$1,376,367	$1,578,844	$1,376,219
1/31/25	$1,416,568	$1,622,811	$1,416,227
2/28/25	$1,416,568	$1,601,636	$1,409,279
3/31/25	$1,370,318	$1,511,393	$1,362,770
4/30/25	$1,377,737	$1,501,145	$1,372,072
5/31/25	$1,447,683	$1,595,634	$1,441,219
6/30/25	$1,508,778	$1,676,776	$1,499,384

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 12/30/22
Institutional Class	15.35%	17.89%
S&P 500 Index	15.16%	22.98%
S&P Target Date 2065+ Index	14.57%	17.60%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 39,537,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 8,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$39,537
# of Portfolio Holdings	19
Portfolio Turnover Rate	28%
Total Net Advisory Fees Paid During the Reporting Period	$8
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	95.2%
Short-Term Instruments	0.4%
Affiliated Investments	9.7%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(5.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional'	55.5%
Vanguard Developed Markets Index Fund 'Institutional'	26.1%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.9%
Vanguard Small-Cap Index Fund 'Admiral'	4.7%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000255110
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2070 Fund
Class Name	Class A
Trading Symbol	PAJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of December 31, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. The Fund commenced operations on December 31, 2024.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date 2065+ Index
12/31/24	$9,452	$10,000	$10,000
1/31/25	$9,716	$10,278	$10,291
2/28/25	$9,716	$10,144	$10,240
3/31/25	$9,395	$9,573	$9,902
4/30/25	$9,414	$9,508	$9,970
5/31/25	$9,896	$10,106	$10,472
6/30/25	$10,321	$10,620	$10,895

Average Annual Return [Table Text Block]
Class/Index Name	Since Inception 12/31/24
Class A (excluding sales charge)	9.20%
Class A (including sales charge)	3.21%
S&P 500 Index	6.20%
S&P Target Date 2065+ Index	8.95%

Performance Inception Date	Dec. 31, 2024
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,350,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,350
# of Portfolio Holdings	14
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	91.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	4.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard S&P 500 ETF	53.4%
Vanguard Developed Markets Index Fund 'Admiral'	25.0%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.4%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000255109
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend 2070 Fund
Class Name	Institutional Class
Trading Symbol	PAJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend 2070 Fund (the "Fund") for the period of December 31, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. The Fund commenced operations on December 31, 2024.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to emerging market equities contributed to absolute performance, as emerging market equities posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	S&P Target Date 2065+ Index
12/31/24	$1,000,000	$1,000,000	$1,000,000
1/31/25	$1,029,000	$1,027,847	$1,029,072
2/28/25	$1,029,000	$1,014,436	$1,024,023
3/31/25	$995,000	$957,278	$990,228
4/30/25	$998,000	$950,787	$996,987
5/31/25	$1,049,000	$1,010,634	$1,047,231
6/30/25	$1,094,000	$1,062,027	$1,089,495

Average Annual Return [Table Text Block]
Class/Index Name	Since Inception 12/31/24
Institutional Class	9.40%
S&P 500 Index	6.20%
S&P Target Date 2065+ Index	8.95%

Performance Inception Date	Dec. 31, 2024
No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,350,000
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 1,000
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,350
# of Portfolio Holdings	14
Portfolio Turnover Rate	23%
Total Net Advisory Fees Paid During the Reporting Period	$1
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	91.4%
Affiliated Investments	4.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	4.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard S&P 500 ETF	53.4%
Vanguard Developed Markets Index Fund 'Admiral'	25.0%
Vanguard Emerging Markets Stock Index Fund 'Admiral'	8.4%
Vanguard Small-Cap Index Fund 'Admiral'	4.5%
PIMCO Real Return Fund	1.1%
PIMCO Long-Term Real Return Fund	0.8%
PIMCO Long-Term U.S. Government Fund	0.7%
PIMCO Total Return Fund	0.7%
PIMCO Emerging Markets Local Currency and Bond Fund	0.3%
PIMCO Income Fund	0.3%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150033
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend Income Fund
Class Name	Class A
Trading Symbol	PBRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	S&P 500 Index	S&P Target Date Retirement Income Index
6/30/15	$9,449	$10,000	$10,000
7/31/15	$9,506	$10,210	$10,080
8/31/15	$9,221	$9,594	$9,862
9/30/15	$9,100	$9,356	$9,791
10/31/15	$9,338	$10,145	$10,015
11/30/15	$9,281	$10,176	$9,997
12/31/15	$9,174	$10,015	$9,902
1/31/16	$9,078	$9,518	$9,813
2/29/16	$9,068	$9,505	$9,849
3/31/16	$9,453	$10,150	$10,119
4/30/16	$9,550	$10,189	$10,170
5/31/16	$9,569	$10,372	$10,201
6/30/16	$9,709	$10,399	$10,307
7/31/16	$9,944	$10,783	$10,451
8/31/16	$9,963	$10,798	$10,455
9/30/16	$10,013	$10,800	$10,477
10/31/16	$9,905	$10,603	$10,373
11/30/16	$9,836	$10,996	$10,317
12/31/16	$9,945	$11,213	$10,398
1/31/17	$10,075	$11,426	$10,482
2/28/17	$10,263	$11,879	$10,603
3/31/17	$10,287	$11,893	$10,627
4/30/17	$10,387	$12,015	$10,716
5/31/17	$10,497	$12,184	$10,800
6/30/17	$10,523	$12,260	$10,817
7/31/17	$10,673	$12,512	$10,924
8/31/17	$10,753	$12,551	$10,970
9/30/17	$10,827	$12,810	$11,040
10/31/17	$10,927	$13,109	$11,119
11/30/17	$11,027	$13,511	$11,209
12/31/17	$11,141	$13,661	$11,286
1/31/18	$11,353	$14,443	$11,421
2/28/18	$11,080	$13,911	$11,222
3/31/18	$11,060	$13,557	$11,196
4/30/18	$11,029	$13,609	$11,197
5/31/18	$11,050	$13,937	$11,278
6/30/18	$11,039	$14,023	$11,274
7/31/18	$11,161	$14,544	$11,383
8/31/18	$11,192	$15,018	$11,473
9/30/18	$11,166	$15,104	$11,449
10/31/18	$10,789	$14,072	$11,115
11/30/18	$10,881	$14,358	$11,207
12/31/18	$10,629	$13,062	$11,000
1/31/19	$11,084	$14,109	$11,359
2/28/19	$11,197	$14,562	$11,471
3/31/19	$11,370	$14,845	$11,613
4/30/19	$11,505	$15,446	$11,752
5/31/19	$11,391	$14,464	$11,610
6/30/19	$11,730	$15,483	$11,941
7/31/19	$11,761	$15,706	$11,982
8/31/19	$11,886	$15,457	$12,038
9/30/19	$11,930	$15,746	$12,097
10/31/19	$12,046	$16,087	$12,215
11/30/19	$12,161	$16,671	$12,327
12/31/19	$12,335	$17,175	$12,466
1/31/20	$12,464	$17,168	$12,535
2/29/20	$12,206	$15,755	$12,279
3/31/20	$11,152	$13,809	$11,633
4/30/20	$11,819	$15,579	$12,193
5/31/20	$12,141	$16,321	$12,431
6/30/20	$12,399	$16,645	$12,584
7/31/20	$12,840	$17,584	$12,883
8/31/20	$13,141	$18,848	$13,043
9/30/20	$12,947	$18,132	$12,927
10/31/20	$12,818	$17,650	$12,830
11/30/20	$13,626	$19,582	$13,358
12/31/20	$13,983	$20,334	$13,564
1/31/21	$13,950	$20,129	$13,524
2/28/21	$13,972	$20,684	$13,531
3/31/21	$14,032	$21,590	$13,569
4/30/21	$14,407	$22,742	$13,797
5/31/21	$14,578	$22,901	$13,884
6/30/21	$14,720	$23,436	$13,984
7/31/21	$14,880	$23,993	$14,101
8/31/21	$15,029	$24,722	$14,195
9/30/21	$14,669	$23,572	$13,980
10/31/21	$14,980	$25,224	$14,176
11/30/21	$14,853	$25,049	$14,089
12/31/21	$15,161	$26,172	$14,258
1/31/22	$14,676	$24,817	$13,876
2/28/22	$14,368	$24,074	$13,728
3/31/22	$14,321	$24,968	$13,613
4/30/22	$13,528	$22,791	$13,057
5/31/22	$13,492	$22,833	$13,102
6/30/22	$12,747	$20,948	$12,621
7/31/22	$13,317	$22,879	$13,063
8/31/22	$12,901	$21,946	$12,760
9/30/22	$11,946	$19,925	$12,119
10/31/22	$12,185	$21,538	$12,324
11/30/22	$12,948	$22,742	$12,821
12/31/22	$12,660	$21,432	$12,665
1/31/23	$13,332	$22,778	$13,136
2/28/23	$12,941	$22,223	$12,901
3/31/23	$13,241	$23,038	$13,152
4/30/23	$13,339	$23,398	$13,255
5/31/23	$13,130	$23,500	$13,127
6/30/23	$13,459	$25,053	$13,362
7/31/23	$13,668	$25,857	$13,528
8/31/23	$13,373	$25,446	$13,366
9/30/23	$12,893	$24,232	$13,013
10/31/23	$12,571	$23,723	$12,781
11/30/23	$13,364	$25,889	$13,472
12/31/23	$13,976	$27,066	$13,975
1/31/24	$13,926	$27,520	$13,991
2/29/24	$14,039	$28,990	$14,080
3/31/24	$14,285	$29,923	$14,300
4/30/24	$13,828	$28,700	$13,977
5/31/24	$14,234	$30,124	$14,304
6/30/24	$14,388	$31,204	$14,461
7/31/24	$14,735	$31,584	$14,743
8/31/24	$14,991	$32,350	$14,976
9/30/24	$15,290	$33,041	$15,207
10/31/24	$14,864	$32,742	$14,895
11/30/24	$15,148	$34,664	$15,140
12/31/24	$14,733	$33,837	$14,889
1/31/25	$15,008	$34,780	$15,105
2/28/25	$15,284	$34,326	$15,272
3/31/25	$15,061	$32,392	$15,129
4/30/25	$15,022	$32,172	$15,213
5/31/25	$15,245	$34,197	$15,435
6/30/25	$15,680	$35,936	$15,779

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	8.97%	4.81%	5.20%
Class A (including sales charge)	3.00%	3.63%	4.60%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date Retirement Income Index	9.12%	4.63%	4.67%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 666,921,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 49,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$666,921
# of Portfolio Holdings	23
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$49
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.6%
Short-Term Instruments	0.2%
Affiliated Investments	65.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	22.3%
PIMCO Total Return Fund	18.1%
PIMCO Income Fund	11.4%
PIMCO Long-Term Real Return Fund	9.4%
Vanguard Developed Markets Index Fund 'Institutional'	8.5%
PIMCO Long-Term U.S. Government Fund	8.2%
PIMCO Real Return Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	3.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	3.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Reorganization. On January 10, 2025, the PIMCO REALPATH® Blend 2025 Fund (the "Target Fund") was reorganized with and into the PIMCO REALPATH® Blend Income Fund (the "Acquiring Fund") and holders of the Institutional Class shares of the Target Fund received Institutional Class shares of the Acquiring Fund (the "Reorganization"). As part of the Reorganization, the Acquiring Fund acquired all of the assets and liabilities of the Target Fund.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000150029
Shareholder Report [Line Items]
Fund Name	PIMCO REALPATH<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 19px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Blend Income Fund
Class Name	Institutional Class
Trading Symbol	PBRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO REALPATH® Blend Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Website	www.pimco.com/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to U.S. large cap equities contributed to absolute performance, as U.S. large cap equities posted positive returns.

  Exposure to global equities contributed to absolute performance, as global equities posted positive returns.

  Exposure to U.S. core bonds contributed to absolute performance, as U.S. core bonds posted positive returns.

  There were no material detractors from absolute performance for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index	S&P Target Date Retirement Income Index
6/30/15	$1,000,000	$1,000,000	$1,000,000
7/31/15	$1,007,035	$1,020,951	$1,007,975
8/31/15	$976,884	$959,353	$986,197
9/30/15	$965,087	$935,615	$979,058
10/31/15	$990,246	$1,014,539	$1,001,505
11/30/15	$985,214	$1,017,556	$999,664
12/31/15	$973,362	$1,001,507	$990,229
1/31/16	$964,131	$951,808	$981,275
2/29/16	$963,105	$950,524	$984,942
3/31/16	$1,003,947	$1,015,006	$1,011,855
4/30/16	$1,015,250	$1,018,940	$1,017,016
5/31/16	$1,017,305	$1,037,239	$1,020,083
6/30/16	$1,033,255	$1,039,926	$1,030,685
7/31/16	$1,058,253	$1,078,267	$1,045,104
8/31/16	$1,061,378	$1,079,781	$1,045,453
9/30/16	$1,066,533	$1,079,985	$1,047,746
10/31/16	$1,056,087	$1,060,285	$1,037,282
11/30/16	$1,048,775	$1,099,552	$1,031,652
12/31/16	$1,059,943	$1,121,286	$1,039,825
1/31/17	$1,075,826	$1,142,553	$1,048,176
2/28/17	$1,094,886	$1,187,919	$1,060,251
3/31/17	$1,098,529	$1,189,305	$1,062,720
4/30/17	$1,109,143	$1,201,519	$1,071,565
5/31/17	$1,121,880	$1,218,428	$1,079,987
6/30/17	$1,124,731	$1,226,033	$1,081,695
7/31/17	$1,141,805	$1,251,243	$1,092,418
8/31/17	$1,150,342	$1,255,074	$1,097,012
9/30/17	$1,158,401	$1,280,963	$1,103,971
10/31/17	$1,170,188	$1,310,855	$1,111,939
11/30/17	$1,181,976	$1,351,059	$1,120,932
12/31/17	$1,195,032	$1,366,081	$1,128,646
1/31/18	$1,217,764	$1,444,294	$1,142,139
2/28/18	$1,188,538	$1,391,062	$1,122,217
3/31/18	$1,187,455	$1,355,710	$1,119,613
4/30/18	$1,184,208	$1,360,912	$1,119,708
5/31/18	$1,187,455	$1,393,686	$1,127,778
6/30/18	$1,186,797	$1,402,264	$1,127,413
7/31/18	$1,199,839	$1,454,447	$1,138,286
8/31/18	$1,203,099	$1,501,841	$1,147,328
9/30/18	$1,201,256	$1,510,389	$1,144,878
10/31/18	$1,161,906	$1,407,154	$1,111,471
11/30/18	$1,171,744	$1,435,829	$1,120,708
12/31/18	$1,145,491	$1,306,187	$1,099,980
1/31/19	$1,194,282	$1,410,859	$1,135,902
2/28/19	$1,206,480	$1,456,159	$1,147,134
3/31/19	$1,226,249	$1,484,455	$1,161,269
4/30/19	$1,241,842	$1,544,560	$1,175,165
5/31/19	$1,229,590	$1,446,406	$1,161,045
6/30/19	$1,266,305	$1,548,343	$1,194,120
7/31/19	$1,270,795	$1,570,597	$1,198,234
8/31/19	$1,284,266	$1,545,718	$1,203,762
9/30/19	$1,290,006	$1,574,639	$1,209,710
10/31/19	$1,302,443	$1,608,745	$1,221,494
11/30/19	$1,316,010	$1,667,141	$1,232,739
12/31/19	$1,334,244	$1,717,458	$1,246,612
1/31/20	$1,349,314	$1,716,785	$1,253,541
2/29/20	$1,321,493	$1,575,461	$1,227,935
3/31/20	$1,207,422	$1,380,871	$1,163,253
4/30/20	$1,281,654	$1,557,890	$1,219,299
5/31/20	$1,317,610	$1,632,089	$1,243,076
6/30/20	$1,344,299	$1,664,547	$1,258,433
7/31/20	$1,393,056	$1,758,403	$1,288,254
8/31/20	$1,426,722	$1,884,798	$1,304,316
9/30/20	$1,406,884	$1,813,182	$1,292,749
10/31/20	$1,392,920	$1,764,962	$1,283,024
11/30/20	$1,481,359	$1,958,162	$1,335,807
12/31/20	$1,520,534	$2,033,450	$1,356,446
1/31/21	$1,518,113	$2,012,921	$1,352,388
2/28/21	$1,520,534	$2,068,427	$1,353,074
3/31/21	$1,528,585	$2,159,015	$1,356,871
4/30/21	$1,570,397	$2,274,239	$1,379,685
5/31/21	$1,588,843	$2,290,123	$1,388,363
6/30/21	$1,604,756	$2,343,585	$1,398,392
7/31/21	$1,623,387	$2,399,257	$1,410,066
8/31/21	$1,640,776	$2,472,208	$1,419,545
9/30/21	$1,601,784	$2,357,226	$1,398,000
10/31/21	$1,636,741	$2,522,377	$1,417,607
11/30/21	$1,623,008	$2,504,900	$1,408,862
12/31/21	$1,657,198	$2,617,160	$1,425,755
1/31/22	$1,604,527	$2,481,730	$1,387,600
2/28/22	$1,572,411	$2,407,423	$1,372,798
3/31/22	$1,567,144	$2,496,810	$1,361,263
4/30/22	$1,479,724	$2,279,083	$1,305,674
5/31/22	$1,477,152	$2,283,265	$1,310,217
6/30/22	$1,396,504	$2,094,795	$1,262,075
7/31/22	$1,459,805	$2,287,945	$1,306,345
8/31/22	$1,414,590	$2,194,638	$1,276,040
9/30/22	$1,310,453	$1,992,515	$1,211,926
10/31/22	$1,336,428	$2,153,832	$1,232,430
11/30/22	$1,420,848	$2,274,196	$1,282,052
12/31/22	$1,390,381	$2,143,170	$1,266,455
1/31/23	$1,464,890	$2,277,834	$1,313,615
2/28/23	$1,422,314	$2,222,257	$1,290,149
3/31/23	$1,456,238	$2,303,845	$1,315,250
4/30/23	$1,466,966	$2,339,805	$1,325,457
5/31/23	$1,444,170	$2,349,975	$1,312,714
6/30/23	$1,480,371	$2,505,250	$1,336,159
7/31/23	$1,504,596	$2,585,731	$1,352,788
8/31/23	$1,473,642	$2,544,562	$1,336,562
9/30/23	$1,421,172	$2,423,243	$1,301,321
10/31/23	$1,385,947	$2,372,291	$1,278,098
11/30/23	$1,474,009	$2,588,941	$1,347,238
12/31/23	$1,541,581	$2,706,559	$1,397,473
1/31/24	$1,537,448	$2,752,040	$1,399,055
2/29/24	$1,549,846	$2,898,987	$1,408,006
3/31/24	$1,578,183	$2,992,260	$1,429,992
4/30/24	$1,526,826	$2,870,043	$1,397,667
5/31/24	$1,574,019	$3,012,353	$1,430,377
6/30/24	$1,589,928	$3,120,443	$1,446,051
7/31/24	$1,629,324	$3,158,426	$1,474,294
8/31/24	$1,658,871	$3,235,039	$1,497,583
9/30/24	$1,693,062	$3,304,130	$1,520,673
10/31/24	$1,646,308	$3,274,166	$1,489,524
11/30/24	$1,677,477	$3,466,363	$1,513,979
12/31/24	$1,632,811	$3,383,732	$1,488,881
1/31/25	$1,664,516	$3,477,960	$1,510,465
2/28/25	$1,694,780	$3,432,579	$1,527,151
3/31/25	$1,671,824	$3,239,172	$1,512,905
4/30/25	$1,667,482	$3,217,208	$1,521,340
5/31/25	$1,692,089	$3,419,714	$1,543,466
6/30/25	$1,741,700	$3,593,616	$1,577,862

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.55%	5.32%	5.71%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Target Date Retirement Income Index	9.12%	4.63%	4.67%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 666,921,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 49,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$666,921
# of Portfolio Holdings	23
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid During the Reporting Period	$49
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Mutual Funds	34.6%
Short-Term Instruments	0.2%
Affiliated Investments	65.4%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Largest Holdings [Text Block]

Top Holdings (% of Net Asset Value)Footnote Reference**

Vanguard Institutional Index Fund 'Institutional Plus'	22.3%
PIMCO Total Return Fund	18.1%
PIMCO Income Fund	11.4%
PIMCO Long-Term Real Return Fund	9.4%
Vanguard Developed Markets Index Fund 'Institutional'	8.5%
PIMCO Long-Term U.S. Government Fund	8.2%
PIMCO Real Return Fund	6.1%
PIMCO Emerging Markets Local Currency and Bond Fund	3.3%
Vanguard Emerging Markets Stock Index Fund 'Institutional'	3.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2.9%
Footnote	Description
Footnote**	Short-Term Instruments/Foreign Currency Contracts are not included in Top Holdings table.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Reorganization. On January 10, 2025, the PIMCO REALPATH® Blend 2025 Fund (the "Target Fund") was reorganized with and into the PIMCO REALPATH® Blend Income Fund (the "Acquiring Fund") and holders of the Institutional Class shares of the Target Fund received Institutional Class shares of the Acquiring Fund (the "Reorganization"). As part of the Reorganization, the Acquiring Fund acquired all of the assets and liabilities of the Target Fund.

Material Fund Change Objectives [Text Block]

Change to REALPATH Blend Glide Path. Effective February 28, 2025, the Fund’s REALPATH Blend Glide Path, which forms the basis of the Fund’s long-term asset allocations, was changed based on data relating to risk metrics, long-term market trends, correlation of asset types and actuarial assumptions of life expectancy and retirement.

Material Fund Change Expenses [Text Block]

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.11% as a result of the Fund’s exposure to fees and expenses related to the Fund’s investment in underlying funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by October 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

[1]	Annualized. The Fund commenced operations on December 31, 2024.
[2]	Annualized. The Fund commenced operations on December 31, 2024.